Prospectus

February 1, 2008

Seligman

Municipal Funds

Seeking Income Exempt from Regular Income Tax

•	Seligman Municipal Fund Series, Inc.

•	Seligman Municipal Series Trust

•	Seligman New Jersey Municipal Fund, Inc.

•	Seligman Pennsylvania Municipal Fund Series

The Securities and Exchange Commission has neither approved nor disapproved these Funds, and it has not determined this Prospectus to be accurate or adequate. Any representation to the contrary is a criminal offense.

An investment in these Funds or any other fund cannot provide a complete investment program. The suitability of an investment in a Fund should be evaluated based on the investment objective, strategies and risks described in this Prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals, and time horizons. We recommend that you consult an authorized dealer or your financial advisor to determine if one or more of these Funds is suitable for you.

MUNI-1  2/2008

The Funds

Overview of the Funds

This Prospectus contains information about four separate series that together offer 19 investment options (each, a “Fund”, collectively, the “Funds”):

Seligman Municipal Fund Series, Inc. offers the following 13 Funds:

National Fund	Minnesota Fund
Colorado Fund	Missouri Fund
Georgia Fund	New York Fund
Louisiana Fund	Ohio Fund
Maryland Fund	Oregon Fund
Massachusetts Fund	South Carolina Fund
Michigan Fund

Seligman Municipal Series Trust offers the following four Funds:

California High-Yield Fund	Florida Fund
California Quality Fund	North Carolina Fund

Seligman New Jersey Municipal Fund, Inc. (New Jersey Fund)

Seligman Pennsylvania Municipal Fund Series (Pennsylvania Fund)

Investment Objectives

Each Fund has its own investment objective. You should read the discussion of a particular Fund, in addition to the information below, before making an investment decision about that Fund.

The Funds seek to provide income exempt from regular federal income taxes and, as applicable, regular state and local personal income taxes.

The Funds are managed for total return, which means, in addition to income considerations, the Funds (except the Pennsylvania Fund) look to enhance portfolio returns by pursuing opportunities for capital appreciation. The Pennsylvania Fund does not pursue capital appreciation as one of its objectives. At all times, safety of principal is a primary concern of all of the Funds. However, there is no guarantee that the Funds will achieve their objectives.

Principal Investment Strategies

Each Fund also has its own principal investment strategies and risks.

Each Fund normally invests at least 80% of its net assets in municipal securities that pay interest that is exempt from regular federal income taxes and (except the National Fund) regular personal income taxes in its respective state. This principal investment strategy is fundamental and may be changed only with shareholder approval. Income may be subject to the federal alternative minimum tax and, where applicable, state alternative minimum tax. Capital gain distributions are subject to federal, state and local taxes.

Alternative Minimum Tax (“AMT”):

A tax imposed on certain types of income to ensure that all taxpayers pay at least a minimum amount of taxes.

Municipal securities are issued by state and local governments, their agencies and authorities, as well as territories and possessions of the United States, and the District of Columbia. Municipal securities are issued to obtain funds to finance various public or private projects, to meet general expenses, and to refinance outstanding debt.

The Funds use a top-down method of selecting securities to purchase. This means the investment manager analyzes the current interest rate environment and trends in the municipal market to formulate investment strategies before selecting individual securities for each Fund. The investment manager determines the appropriate cash positions, quality parameters, market sectors, and bond duration, and then uses in-depth credit analysis to evaluate individual securities considered for purchase.

Portfolio holdings are continually monitored to identify securities which should be sold as a result of a deterioration in credit quality. A Fund may also sell a security when there is a better investment opportunity available in the market.

The Funds (except the California High-Yield Fund) will purchase only investment-grade municipal securities, defined as those issues rated in the four highest rating categories by independent rating agencies at the time of purchase by a Fund. The Funds may also purchase non-rated securities if, based on credit analysis, the investment manager believes that they are of comparable quality to investment-grade securities.

Under normal market conditions, the Funds will invest in longer maturity bonds (typically, bonds with maturities in excess of ten years). However, a Fund may shorten or lengthen maturities to achieve its objective.

A Fund may, from time to time, take temporary defensive positions that are inconsistent with its principal strategies in seeking to minimize extreme volatility caused by adverse market, economic, political or other conditions. This could prevent that Fund from achieving its investment objective.

A Fund’s investment objective may be changed only with shareholder approval. Except as otherwise noted, the principal investment strategies may be changed without shareholder approval. Any changes to these strategies, however, must be approved by that Fund’s Board of Directors/Trustees. Shareholders will be provided with at least 60 days prior written notice of any change to the “80%” investment policy described in the second paragraph under “Principal Investment Strategies.”

Principal Risks

Below is a description of investment risks that apply to the Funds. More specific risks that apply to individual Funds are included in the individual Fund descriptions in the pages that follow.

The value of your investment in a Fund will change with fluctuations in the value of individual securities held by that Fund. You may experience a decline in the value of your investment and you could lose money if you sell your shares at a price lower than you paid for them.

The principal factors that may affect the value of a Fund’s portfolio are changes in interest rates and the creditworthiness of a Fund’s portfolio holdings, as described below:

Risks Related to Pending State Law Action. On November 5, 2007, the United States Supreme Court held oral arguments on appeal from a decision of a Kentucky appellate court which held that provisions of Kentucky tax law that provided a tax exemption for interest on Kentucky municipal bonds while taxing interest on bonds issued by other states violated the United States Constitution. If the Supreme Court overturns the decision, the status quo of the municipal market will be upheld, which would allow Kentucky (and a number of other states) to continue with their taxing practice. If, however, the Supreme Court upholds the Kentucky ruling, this could impact the yields of all states’ bonds, including the current investments in the Funds. However, the outcome of this appeal and its effect, if any, on any exemption from state or local income taxes of dividends from the Funds designated as exempt interest dividends, or on the market value of the Funds, cannot be predicted. The Supreme Court is expected to announce its ruling before it concludes its June 2008 session.

Interest rate risk. Changes in market interest rates will affect the value of securities held by a Fund’s investment portfolio. Generally, the market value of a municipal bond moves in the opposite direction of interest rates: the market value decreases when interest rates rise and increases when interest rates decline. A Fund’s net asset value per share moves in the same direction as the market value of the Fund’s securities holdings. Therefore, if interest rates rise, you should expect a Fund’s net asset value per share to fall, and if interest rates decline, you should expect a Fund’s net asset value to rise.

Additionally, longer maturity bonds, like those held by the Funds, are generally more sensitive to changes in interest rates. Each Fund’s strategy of investing in longer maturity bonds could subject its portfolio holdings to a greater degree of market price volatility.

In a declining interest rate environment, portfolio holdings that are close to maturity or are subject to call by the issuer may be disadvantageous to a Fund. Proceeds of matured or called bonds may be reinvested at lower yields, which could affect the level of income a Fund generates.

Credit risk. A municipal bond issue could deteriorate in quality to such an extent that its rating is downgraded or its market value declines relative to comparable municipal securities. Many states and municipalities periodically face budget shortfalls and other problems as a result of economic downturns. The failure to address these problems in a satisfactory manner could affect a state’s or municipality’s credit quality and result in downgrading or a decline in a security’s market value. Credit risk also includes the risk that an issuer of a municipal bond (or, in the case of an insured bond, the issuer and the insurer) would be unable to make or timely make interest and principal payments. Further, revenue bonds held by a Fund may be downgraded or may default on payment if revenues from their underlying facilities decline. If a Fund holds securities that have been downgraded, or that default on payment, its performance could be negatively affected.

The investment manager seeks to minimize the credit risk inherent in municipal securities by performing its own in-depth credit analysis on every municipal security before purchase and by continuing to monitor all securities while they remain in each Fund’s portfolio. Each Fund may purchase municipal bonds that are insured as to the payment of principal and interest. However, the Funds view insurance as an enhancement of quality, not as a substitute for it. A Fund will not purchase a bond unless the investment manager approves the underlying credit.

The Funds are also subject to the following risks:

Concentration risk. Each Fund is a non-diversified fund (except the National Fund) that invests primarily in municipal securities issued by a single state and its municipalities. Specific events or factors affecting a particular state may have an impact on the municipal securities of that state without affecting the municipal market in general. These factors may include state or local legislation or policy changes, economic factors, natural disasters and the possibility of credit problems. The Funds seek to minimize this risk by diversifying investments within the state. In addition, each Fund is subject to certain investment restrictions limiting the amount of its assets that can be invested in the securities of a single issuer. Notwithstanding these restrictions, a Fund may be invested in a smaller number of securities. Consequently, if one or more of the securities held in a Fund declines in value or underperforms, it may have a greater impact on the Fund’s performance than if the Fund held a larger number of securities. The Funds may experience more volatility, especially over the short term, than a Fund with a greater number of holdings.

Market risk. At times, market conditions could result in a lack of liquidity. The municipal market is an over-the-counter market, which means that the Funds purchase and sell portfolio holdings through municipal bond dealers. A Fund’s ability to sell securities held in its portfolio is dependent on the willingness and ability of market participants to provide bids that reflect current market prices. Adverse market conditions could result in a lack of liquidity by reducing the number of ready buyers. Lower-rated securities may be less liquid than higher-rated securities. Further, if certain securities or market sectors represented in a Fund’s portfolio do not perform as expected, that Fund’s net asset value may decline.

Risks of territories and possessions of the United States. Each Fund may invest in municipal securities of territories and possessions of the United States, such as Puerto Rico, Guam and the Virgin Islands. Adverse market, political, economic or other conditions or developments within these territories or possessions may negatively affect the value of a Fund’s holdings in such obligations.

An investment in any of the Funds is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Website References

The website references in this Prospectus are inactive textual references and information contained in or otherwise accessible through these websites does not form a part of this Prospectus.

Portfolio Holdings

A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the applicable Fund’s Statement of Additional Information.

Past Performance

Each Fund offers three Classes of shares. The performance information presented for each Fund provides some indication of the risks of investing in that Fund by showing how the performance of Class A shares has varied from year to year, as well as how the performance of each Class compares to two widely-used measures of municipal bond performance.

Although each Fund’s fiscal year ends on September 30, the performance information is provided on a calendar year basis to assist you in comparing the returns of the Funds with the returns of other mutual funds. How a Fund has performed in the past (before and after taxes), however, is not necessarily an indication of how the Fund will perform in the future. Total returns will vary among each Fund’s Classes due to their different fees and expenses.

Fees and Expenses

The fees and expenses table provided for each Fund summarizes the fees and expenses that you may pay as a shareholder of a Fund. Each Class of shares has its own sales charge schedule and is subject to different ongoing 12b-1 fees. Shareholder fees are charged directly to your account. Annual fund operating expenses, net of management fee waivers and/or expense reimbursements, if applicable, are deducted from a Fund’s assets and are therefore paid indirectly by you and other Fund shareholders.

Accompanying each Fund’s fee and expense table is an example intended to help you compare the expenses of investing in that Fund with the expenses of investing in other mutual funds.

Discussions of each Fund begin on page 5.

National Fund

Investment Objective

The National Fund seeks to maximize income exempt from regular federal income taxes to the extent consistent with preservation of capital and with consideration given to opportunities for capital gain.

Principal Investment Strategies

The National Fund uses the following investment strategies to pursue its investment objective:

The National Fund invests at least 80% of its net assets in municipal securities of states, territories, and possessions of the United States, the District of Columbia, and their political subdivisions, agencies, and instrumentalities that are rated investment-grade when purchased.

The Fund generally invests in long-term municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.

In abnormal market conditions, the Fund may temporarily invest more than 20% of its net assets in taxable investment-grade fixed-income securities. Under these circumstances, the Fund may not achieve its investment objective.

Specific Risks

In addition to the principal risks stated under the “Principal Risks” section at the beginning of this Prospectus, the Fund’s performance may also be affected by legislation or policy changes, economic or political factors, natural disasters, terrorist attacks or other factors.

Past Performance

The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be lower. The average annual total returns presented in the table below the chart do reflect the effect of the applicable sales charges. Effective January 7, 2008, the maximum initial sales charge on investments in Class A shares of less than $100,000 is 4.50%. Although for all periods presented the Fund’s Class A share returns reflect the 4.50% maximum initial sales charge, the actual returns for periods prior to January 7, 2008 would have been lower if a 4.75% maximum initial sales charge then in effect was incurred. Effective June 4, 2007, there is no initial sales charge on purchases of Class C shares. Although for all periods presented the Fund’s Class C share returns do not reflect an initial sales charge, the actual returns for periods prior to June 4, 2007 would have been lower if a 1.00% maximum initial sales charge then in effect was incurred. Both the bar chart and table assume that all dividends and capital gain distributions, if any, were reinvested. Past performance (before and after taxes) is not indicative of future investment results.

After-tax returns presented in the table are for Class A shares only. After-tax returns for Class C and Class D shares will vary due to differing fees and expenses. After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs). The returns after taxes on distributions and sale of Fund shares may be greater than other returns presented for the same periods due to tax benefits from losses realized on the sale of Fund shares.

National Fund

Class A Annual Total Returns – Calendar Years

Best calendar quarter return: 4.69% – quarter ended 12/31/00.

Worst calendar quarter return: -2.26% – quarter ended 12/31/99.

Average Annual Total Returns – Periods Ended 12/31/07

	One Year	Five Years	Ten Years	Class C Since Inception 5/27/99
Class A
Return before taxes	(1.43)%	2.73%	3.59%	n/a
Return after taxes on distributions	(1.43)	2.73	3.59	n/a
Return after taxes on distributions and sale of Fund shares	0.42	2.93	3.70	n/a
Class C	1.33	2.74	n/a	3.11%
Class D	1.33	2.74	3.13	n/a
Lehman Brothers Municipal Bond Index	3.36	4.30	5.18	5.21	(1)
Lipper General Municipal Debt Funds Average	1.15	3.48	4.08	4.10

The Lehman Brothers Municipal Bond Index (“Lehman Index”) and the Lipper General Municipal Debt Funds Average (“Lipper Average”) are unmanaged benchmarks that assume the reinvestment of all distributions and exclude the effect of taxes and sales charges. The Lehman Index also excludes the effect of fees. The Lehman Index is an unmanaged index of long-term, fixed-rate, investment-grade, tax-exempt bonds representative of the municipal bond market and is composed of approximately 60% revenue bonds and 40% state government obligations. The Lipper Average measures the performance of funds that invest primarily in municipal debt issues in the top four credit ratings. Investors cannot invest directly in an index or an average.

(1)	From 5/28/99.

National Fund

Fees and Expenses

The table below summarizes the fees and expenses that you may pay as a shareholder of the Fund. Each Class of shares has its own sales charge schedule and is subject to different ongoing 12b-1 fees. Shareholder fees are charged directly to your account. Annual fund operating expenses are deducted from Fund assets and are therefore paid indirectly by you and other shareholders of the Fund.

Shareholder Fees (fees paid directly from your investment)	Class A		Class C	Class D
Total Maximum Sales Charge (Load)	4.50%		1%	1%
Maximum Sales Charge (Load) on Purchases (as a % of offering price)	4.50%	(1)	none	none
Maximum Contingent Deferred Sales Charge (Load) (CDSC) on Redemptions (as a % of original purchase price or current net asset value, whichever is less)	none(1)		1%	1%

Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (as a percentage of average net assets)
Management Fees	0.50%		0.50%	0.50%
Distribution and/or Service (12b-1) Fees	0.10%		1.00%	1.00%
Other Expenses	0.30%		0.30%	0.30%
Total Annual Fund Operating Expenses	0.90%		1.80%	1.80%

(1)	Certain investors who do not pay an initial sales charge (e.g., purchases of $1,000,000 or more, and purchases through certain retirement plans) may be subject to a 1% CDSC if shares are sold within 18 months of purchase.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund’s total annual operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$538	$724	$926	$1,508
Class C	283	566	975	2,116
Class D	283	566	975	2,116

If you did not sell your shares at the end of each period, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class A	$538	$724	$926	$1,508
Class C	183	566	975	2,116
Class D	183	566	975	2,116

California High-Yield Fund

Investment Objective

The California High-Yield Fund seeks the maximum income exempt from regular federal income taxes and from the personal income taxes of California consistent with preservation of capital and with consideration given to capital gain.

Principal Investment Strategies

The California High-Yield Fund uses the following investment strategies to pursue its investment objective:

The California High-Yield Fund invests at least 80% of its net assets in California municipal securities that are within any rating category, including securities rated below investment-grade or securities that are not rated. Such securities include those issued by the State, local governments thereof, each of their agencies and authorities, as well as territories and possessions of the United States, and the District of Columbia, provided that such securities pay interest that is exempt from regular federal income taxes and regular personal income taxes in the State of California.

In selecting securities to purchase, the investment manager may consider the current market conditions, the availability of lower-rated securities, and whether lower-rated securities offer yields high enough relative to yields on investment-grade securities to justify their higher risk.

The Fund generally invests in long-term municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.

In abnormal market conditions, the Fund may temporarily invest more than 20% of its assets in taxable investment-grade fixed-income securities. Under these circumstances, the Fund may not achieve its investment objective.

Specific Risks

In addition to the principal risks stated under the “Principal Risks” section at the beginning of this Prospectus, the California High-Yield Fund is subject to the following risks:

■

The Fund’s performance may be affected by local, state, and regional factors including, but not limited to, state or local legislation or policy changes, economic factors, natural disasters, terrorist attacks and the possibility of credit problems, such as those resulting from the deregulation of electricity markets in 2001 and the 1994 bankruptcy of Orange County.

■

Because the Fund may invest in non-investment-grade bonds, it is subject to greater risk of loss of principal and interest than funds that invest in higher-rated investment-grade bonds. The Fund may pay higher yields than funds that invest in investment-grade bonds, but at the same time, may experience greater volatility.

Past Performance

The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be lower. Seligman has periodically waived its management fee and reimbursed expenses in respect of the Fund. Currently, Seligman, at its discretion, is waiving a portion of its management fee so as to limit the per annum management fee of the California High-Yield Fund to 0.40% per annum of the Fund’s average daily net assets. Seligman may discontinue its fee waiver at any time. Absent such reimbursements and fee waivers, returns would have been lower. The average annual total returns presented in the table below the chart do reflect the effect of the applicable sales charges. Effective January 7, 2008, the maximum initial sales charge on investments in Class A shares of less than $100,000 is 4.50%. Although for all periods presented the Fund’s Class A share returns reflect the 4.50% maximum initial sales charge, the actual returns for periods prior to January 7, 2008 would have been lower if a 4.75% maximum initial sales charge then in effect was incurred. Effective June 4, 2007, there is no initial sales charge on purchases of Class C shares. Although for all periods presented the Fund’s Class C share returns do not reflect an initial sales charge, the actual returns for periods prior to June 4, 2007 would have been lower if a 1.00% maximum initial sales charge then in effect was incurred. Both the bar chart and table assume that all dividends and capital gain distributions, if any, were reinvested. Past performance (before and after taxes) is not indicative of future investment results.

After-tax returns presented in the table are for Class A shares only. After-tax returns for Class C and Class D shares will vary due to differing fees and expenses. After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs). The returns after taxes on distributions and sale of Fund shares may be greater than other returns presented for the same periods due to tax benefits from losses realized on the sale of Fund shares.

California High-Yield Fund

Class A Annual Total Returns – Calendar Years

Best calendar quarter return: 4.73% – quarter ended 3/31/00.

Worst calendar quarter return: -2.34% – quarter ended 12/31/99.

Average Annual Total Returns – Periods Ended 12/31/07

	One Year	Five Years	Ten Years	Class C Since Inception 5/27/99
Class A
Return before taxes	(1.25)%	3.34%	4.27%	n/a
Return after taxes on distributions	(1.28)	3.30	4.20	n/a
Return after taxes on distributions and sale of Fund shares	0.59	3.45	4.25	n/a
Class C	1.31	3.36	n/a	3.80%
Class D	1.31	3.36	3.79	n/a
Lehman Brothers Municipal Bond Index	3.36	4.30	5.18	5.21	(1)
Lipper California Municipal Debt Funds Average	0.39	3.98	4.43	4.26

The Lehman Brothers Municipal Bond Index (“Lehman Index”) and the Lipper single-state municipal debt funds averages are unmanaged benchmarks that assume the reinvestment of all distributions and exclude the effect of taxes and sales charges. The Lehman Index also excludes the effect of fees. The Lehman Index is an unmanaged index of long-term, fixed-rate, investment-grade, tax-exempt bonds representative of the municipal bond market and is composed of approximately 60% revenue bonds and 40% state government obligations. The Lipper single-state municipal debt funds averages measure the performance of funds that limit their assets to those securities exempt from taxation in a specified state (double tax-exempt) or city (triple tax-exempt). Investors cannot invest directly in an index or an average.

(1)	From 5/28/99.

California High-Yield Fund

Fees and Expenses

The table below summarizes the fees and expenses that you may pay as a shareholder of the Fund. Each Class of shares has its own sales charge schedule and is subject to different ongoing 12b-1 fees. Shareholder fees are charged directly to your account. Annual fund operating expenses are deducted from Fund assets and are therefore paid indirectly by you and other shareholders of the Fund.

Shareholder Fees (fees paid directly from your investment)	Class A		Class C	Class D
Total Maximum Sales Charge (Load)	4.50%		1%	1%
Maximum Sales Charge (Load) on Purchases (as a % of offering price)	4.50%	(1)	none	none
Maximum Contingent Deferred Sales Charge (Load) (CDSC) on Redemptions (as a % of original purchase price or current net asset value, whichever is less)	none(1)		1%	1%

Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (as a percentage of average net assets)
Management Fees(2)	0.50%		0.50%	0.50%
Distribution and/or Service (12b-1) Fees	0.10%		1.00%	1.00%
Other Expenses	0.35%		0.35%	0.35%
Total Annual Fund Operating Expenses	0.95%		1.85%	1.85%

(1)	Certain investors who do not pay an initial sales charge (e.g., purchases of $1,000,000 or more, and purchases through certain retirement plans) may be subject to a 1% CDSC if shares are sold within 18 months of purchase.
(2)	Seligman, at its discretion, is waiving a portion of its management fee to limit the per annum management fee of the California High-Yield Fund to 0.40% per annum. Seligman may discontinue its fee waiver at any time. Such fee waiver is not reflected above.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund’s total annual operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$543	$739	$952	$1,564
Class C	288	582	1,001	2,169
Class D	288	582	1,001	2,169

If you did not sell your shares at the end of each period, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class A	$543	$739	$952	$1,564
Class C	188	582	1,001	2,169
Class D	188	582	1,001	2,169

California Quality Fund

Investment Objective

The California Quality Fund seeks high income exempt from regular federal income taxes and from the personal income taxes of California consistent with preservation of capital and with consideration given to capital gain.

Principal Investment Strategies

The California Quality Fund uses the following investment strategies to pursue its investment objective:

The California Quality Fund invests at least 80% of its net assets in California municipal securities that are within the three highest ratings of Moody’s Investors Service (Moody’s) (Aaa, Aa, or A) or Standard & Poor’s Ratings Services (S&P) (AAA, AA, or A) on the date of purchase. Such securities include those issued by the State, local governments thereof, each of their agencies and authorities, as well as territories and possessions of the United States, and the District of Columbia, provided that such securities pay interest that is exempt from regular federal income taxes and regular personal income taxes in the State of California.

The Fund generally invests in long-term municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.

In abnormal market conditions, the Fund may temporarily invest more than 20% of its net assets in taxable investment-grade fixed-income securities. Under these circumstances, the Fund may not achieve its investment objective.

Specific Risks

In addition to the principal risks stated under the “Principal Risks” section at the beginning of this Prospectus, the California Quality Fund is subject to the following risk:

■

The Fund’s performance may be affected by local, state, and regional factors. These may include, but are not limited to, state or local legislation or policy changes, economic factors, natural disasters, and the possibility of credit problems, such as those resulting from the deregulation of electricity markets in 2001 and the 1994 bankruptcy of Orange County.

Past Performance

The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be lower. The average annual total returns presented in the table below the chart do reflect the effect of the applicable sales charges. Effective January 7, 2008, the maximum initial sales charge on investments in Class A shares of less than $100,000 is 4.50%. Although for all periods presented the Fund’s Class A share returns reflect the 4.50% maximum initial sales charge, the actual returns for periods prior to January 7, 2008 would have been lower if a 4.75% maximum initial sales charge then in effect was incurred. Effective June 4, 2007, there is no initial sales charge on purchases of Class C shares. Although for all periods presented the Fund’s Class C share returns do not reflect an initial sales charge, the actual returns for periods prior to June 4, 2007 would have been lower if a 1.00% maximum initial sales charge then in effect was incurred. Both the bar chart and table assume that all dividends and capital gain distributions, if any, were reinvested. Past performance (before and after taxes) is not indicative of future investment results.

After-tax returns presented in the table are for Class A shares only. After-tax returns for Class C and Class D shares will vary due to differing fees and expenses. After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs). The returns after taxes on distributions and sale of Fund shares may be greater than other returns presented for the same periods due to tax benefits from losses realized on the sale of Fund shares.

California Quality Fund

Class A Annual Total Returns – Calendar Years

Best calendar quarter return: 5.31% – quarter ended 12/31/00.

Worst calendar quarter return: -2.53% – quarter ended 6/30/99.

Average Annual Total Returns – Periods Ended 12/31/07

	One Year	Five Years	Ten Years	Class C Since Inception 5/27/99
Class A
Return before taxes	(1.67)%	2.51%	3.92%	n/a
Return after taxes on distributions	(1.78)	2.43	3.77	n/a
Return after taxes on distributions and sale of Fund shares	0.44	2.72	3.91	n/a
Class C	1.03	2.53	n/a	3.51%
Class D	1.03	2.53	3.47	n/a
Lehman Brothers Municipal Bond Index	3.36	4.30	5.18	5.21	(1)
Lipper California Municipal Debt Funds Average	0.39	3.98	4.43	4.26

The Lehman Brothers Municipal Bond Index (“Lehman Index”) and the Lipper single-state municipal debt funds averages are unmanaged benchmarks that assume the reinvestment of all distributions and exclude the effect of taxes and sales charges. The Lehman Index also excludes the effect of fees. The Lehman Index is an unmanaged index of long-term, fixed-rate, investment-grade, tax-exempt bonds representative of the municipal bond market and is composed of approximately 60% revenue bonds and 40% state government obligations. The Lipper single-state municipal debt funds averages measure the performance of funds that limit their assets to those securities exempt from taxation in a specified state (double tax-exempt) or city (triple tax-exempt). Investors cannot invest directly in an index or an average.

(1)	From 5/28/99.

California Quality Fund

Fees and Expenses

The table below summarizes the fees and expenses that you may pay as a shareholder of the Fund. Each Class of shares has its own sales charge schedule and is subject to different ongoing 12b-1 fees. Shareholder fees are charged directly to your account. Annual fund operating expenses are deducted from Fund assets and are therefore paid indirectly by you and other shareholders of the Fund.

Shareholder Fees (fees paid directly from your investment)	Class A		Class C	Class D
Total Maximum Sales Charge (Load)	4.50%		1%	1%
Maximum Sales Charge (Load) on Purchases (as a % of offering price)	4.50%	(1)	none	none
Maximum Contingent Deferred Sales Charge (Load) (CDSC) on Redemptions (as a % of original purchase price or current net asset value, whichever is less)	none(1)		1%	1%

Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (as a percentage of average net assets)
Management Fees	0.50%		0.50%	0.50%
Distribution and/or Service (12b-1) Fees	0.10%		1.00%	1.00%
Other Expenses	0.32%		0.32%	0.32%
Total Annual Fund Operating Expenses	0.92%		1.82%	1.82%

(1)	Certain investors who do not pay an initial sales charge (e.g., purchases of $1,000,000 or more, and purchases through certain retirement plans) may be subject to a 1% CDSC if shares are sold within 18 months of purchase.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund’s total annual operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$540	$730	$936	$1,530
Class C	285	573	985	2,137
Class D	285	573	985	2,137

If you did not sell your shares at the end of each period, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class A	$540	$730	$936	$1,530
Class C	185	573	985	2,137
Class D	185	573	985	2,137

Colorado Fund

Investment Objective

The Colorado Fund seeks to maximize income exempt from regular federal income taxes and from Colorado personal income taxes to the extent consistent with preservation of capital and with consideration given to opportunities for capital gain.

Principal Investment Strategies

The Colorado Fund uses the following investment strategies to pursue its investment objective:

The Colorado Fund invests at least 80% of its net assets in Colorado municipal securities rated investment-grade when purchased. Such securities include those issued by the State, local governments thereof, each of their agencies and authorities, as well as territories and possessions of the United States, and the District of Columbia, provided that such securities pay interest that is exempt from regular federal income taxes and regular personal income taxes in the State of Colorado.

The Fund generally invests in long-term municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.

In abnormal market conditions, the Fund may temporarily invest more than 20% of its net assets in taxable investment-grade fixed-income securities. Under these circumstances, the Fund may not achieve its investment objective.

Specific Risks

In addition to the principal risks stated under the “Principal Risks” section at the beginning of this Prospectus, the Colorado Fund is subject to the following risks:

■

The Fund’s performance may be affected by state, local or regional factors. These may include, but are not limited to, state or local legislation or policy changes, terrorist attacks, long-term water availability, the possibility of a significant correction in the housing sector affecting the construction industry and consumer spending, volatility in energy prices and its effect on the State’s natural resources sector, credit availability, state and local government budgetary shortfalls and economic and other factors.

■

Due to the current economic conditions in the State, together with the State’s constitutionally mandated inability to increase taxes without voter approval and constitutionally mandated minimum increases in funding for elementary and secondary education, the State of Colorado faces difficult budget issues that must be resolved by the legislature. In the past, Colorado voters passed a referendum allowing the State to retain excess collected revenues for a certain number of years, however, these funds are earmarked for specific areas and will not completely alleviate the State’s budget problems. Colorado’s constitutional and statutory restrictions on spending and taxes may adversely affect the ability of state and local governments to provide necessary services.

Past Performance

The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be lower. The average annual total returns presented in the table below the chart do reflect the effect of the applicable sales charges. Effective January 7, 2008, the maximum initial sales charge on investments in Class A shares of less than $100,000 is 4.50%. Although for all periods presented the Fund’s Class A share returns reflect the 4.50% maximum initial sales charge, the actual returns for periods prior to January 7, 2008 would have been lower if a 4.75% maximum initial sales charge then in effect was incurred. Effective June 4, 2007, there is no initial sales charge on purchases of Class C shares. Although for all periods presented the Fund’s Class C share returns do not reflect an initial sales charge, the actual returns for periods prior to June 4, 2007 would have been lower if a 1.00% maximum initial sales charge then in effect was incurred. Both the bar chart and table assume that all dividends and capital gain distributions, if any, were reinvested. Past performance (before and after taxes) is not indicative of future investment results.

After-tax returns presented in the table are for Class A shares only. After-tax returns for Class C and Class D shares will vary due to differing fees and expenses. After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax- deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs). The returns after taxes on distributions and sale of Fund shares may be greater than other returns presented for the same periods due to tax benefits from losses realized on the sale of Fund shares.

Colorado Fund

Class A Annual Total Returns – Calendar Years

Best calendar quarter return: 5.40% – quarter ended 12/31/00.

Worst calendar quarter return: -2.33% – quarter ended 12/31/99.

Average Annual Total Returns – Periods Ended 12/31/07

	One Year	Five Years	Ten Years	Class C Since Inception 5/27/99
Class A
Return before taxes	(0.88)%	2.98%	4.04%	n/a
Return after taxes on distributions	(0.88)	2.96	4.01	n/a
Return after taxes on distributions and sale of Fund shares	0.77	3.12	4.06	n/a
Class C	1.84	3.02	n/a	3.60%
Class D	1.84	3.02	3.59	n/a
Lehman Brothers Municipal Bond Index	3.36	4.30	5.18	5.21	(1)
Lipper Colorado Municipal Debt Funds Average	1.63	3.61	4.20	4.20

The Lehman Brothers Municipal Bond Index (“Lehman Index”) and the Lipper single-state municipal debt funds averages are unmanaged benchmarks that assume the reinvestment of all distributions and exclude the effect of taxes and sales charges. The Lehman Index also excludes the effect of fees. The Lehman Index is an unmanaged index of long-term, fixed-rate, investment-grade, tax-exempt bonds representative of the municipal bond market and is composed of approximately 60% revenue bonds and 40% state government obligations. The Lipper single-state municipal debt funds averages measure the performance of funds that limit their assets to those securities exempt from taxation in a specified state (double tax-exempt) or city (triple tax-exempt). Investors cannot invest directly in an index or an average.

(1)	From 5/28/99.

Colorado Fund

Fees and Expenses

The table below summarizes the fees and expenses that you may pay as a shareholder of the Fund. Each Class of shares has its own sales charge schedule and is subject to different ongoing 12b-1 fees. Shareholder fees are charged directly to your account. Annual fund operating expenses are deducted from Fund assets and are therefore paid indirectly by you and other shareholders of the Fund.

Shareholder Fees (fees paid directly from your investment)	Class A		Class C	Class D
Total Maximum Sales Charge (Load)	4.50%		1%	1%
Maximum Sales Charge (Load) on Purchases (as a % of offering price)	4.50%	(1)	none	none
Maximum Contingent Deferred Sales Charge (Load) (CDSC) on Redemptions (as a % of original purchase price or current net asset value, whichever is less)	none(1)		1%	1%

Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (as a percentage of average net assets)
Management Fees	0.50%		0.50%	0.50%
Distribution and/or Service (12b-1) Fees	0.10%		1.00%	1.00%
Other Expenses	0.34%		0.34%	0.34%
Total Annual Fund Operating Expenses	0.94%		1.84%	1.84%

(1)	Certain investors who do not pay an initial sales charge (e.g., purchases of $1,000,000 or more, and purchases through certain retirement plans) may be subject to a 1% CDSC if shares are sold within 18 months of purchase.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund’s total annual operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$542	$736	$947	$1,553
Class C	287	579	995	2,159
Class D	287	579	995	2,159

If you did not sell your shares at the end of each period, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class A	$542	$736	$947	$1,553
Class C	187	579	995	2,159
Class D	187	579	995	2,159

Florida Fund

Investment Objective

The Florida Fund seeks high income exempt from regular federal income taxes consistent with preservation of capital and with consideration given to capital gain.

Principal Investment Strategies

The Florida Fund uses the following investment strategies to pursue its investment objective:

The Florida Fund invests at least 80% of its net assets in Florida municipal securities rated investment-grade when purchased. Such securities include those issued by the State, local governments thereof, each of their agencies and authorities, as well as territories and possessions of the United States, and the District of Columbia, provided that such securities pay interest that is exempt from regular federal income taxes and regular personal income taxes in the State of Florida.

The Fund generally invests in long-term municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.

In abnormal market conditions, the Fund may temporarily invest more than 20% of its net assets in taxable investment-grade fixed-income securities. Under these circumstances, the Fund may not achieve its investment objective.

Specific Risks

In addition to the principal risks stated under the “Principal Risks” section at the beginning of this Prospectus, the Florida Fund is subject to the following risks:

■

The Fund’s performance may be negatively affected by local, state or regional factors, including, but not limited to, state or local legislation or policy changes, economic factors, natural disasters and terrorist attacks.

■

The lack of an income tax in Florida exposes total tax collections to more volatility than would otherwise be the case and, in the event of an economic downturn, could affect the State’s ability to pay principal and interest in a timely manner.

■	Florida’s economy may be affected by foreign trade, crop failures, and severe weather conditions and is sensitive to the trends in the tourism and construction industries.

Past Performance

The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be lower. Seligman has periodically waived its management fee and reimbursed expenses in respect of the Fund. Currently, Seligman, at its discretion, is waiving a portion of its management fee so as to limit the per annum management fee of the Florida Fund to 0.35% per annum of the Fund’s average daily net assets. Seligman may discontinue its fee waiver at any time. Absent such reimbursements and fee waivers, returns would have been lower. The average annual total returns presented in the table below the chart do reflect the effect of the applicable sales charges. Effective January 7, 2008, the maximum initial sales charge on investments in Class A shares of less than $100,000 is 4.50%. Although for all periods presented the Fund’s Class A share returns reflect the 4.50% maximum initial sales charge, the actual returns for periods prior to January 7, 2008 would have been lower if a 4.75% maximum initial sales charge then in effect was incurred. Effective June 4, 2007, there is no initial sales charge on purchases of Class C shares. Although for all periods presented the Fund’s Class C share returns do not reflect an initial sales charge, the actual returns for periods prior to June 4, 2007 would have been lower if a 1.00% maximum initial sales charge then in effect was incurred. Both the bar chart and table assume that all dividends and capital gain distributions, if any, were reinvested. Past performance (before and after taxes) is not indicative of future investment results.

After-tax returns presented in the table are for Class A shares only. After-tax returns for Class C and Class D shares will vary due to differing fees and expenses. After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs). The returns after taxes on distributions and sale of Fund shares may be greater than other returns presented for the same periods due to tax benefits from losses realized on the sale of Fund shares.

Florida Fund

Class A Annual Total Returns – Calendar Years

Best calendar quarter return: 5.66% – quarter ended 12/31/00.

Worst calendar quarter return: -2.24% – quarter ended 6/30/99.

Average Annual Total Returns – Periods Ended 12/31/07

	One Year	Five Years	Ten Years	Class C Since Inception 5/27/99
Class A
Return before taxes	(1.40)%	2.53%	3.89%	n/a
Return after taxes on distributions	(1.57)	2.47	3.83	n/a
Return after taxes on distributions and sale of Fund shares	0.69	2.75	3.93	n/a
Class C	1.40	2.73	n/a	3.62%
Class D	1.40	2.73	3.60	n/a
Lehman Brothers Municipal Bond Index	3.36	4.30	5.18	5.21	(1)
Lipper Florida Municipal Debt Funds Average	1.02	4.09	4.46	4.23

The Lehman Brothers Municipal Bond Index (“Lehman Index”) and the Lipper single-state municipal debt funds averages are unmanaged benchmarks that assume the reinvestment of all distributions and exclude the effect of taxes and sales charges. The Lehman Index also excludes the effect of fees. The Lehman Index is an unmanaged index of long-term, fixed-rate, investment-grade, tax-exempt bonds representative of the municipal bond market and is composed of approximately 60% revenue bonds and 40% state government obligations. The Lipper single-state municipal debt funds averages measure the performance of funds that limit their assets to those securities exempt from taxation in a specified state (double tax-exempt) or city (triple tax-exempt). Investors cannot invest directly in an index or an average.

(1)	From 5/28/99.

Florida Fund

Fees and Expenses

The table below summarizes the fees and expenses that you may pay as a shareholder of the Fund. Each Class of shares has its own sales charge schedule and is subject to different ongoing 12b-1 fees. Shareholder fees are charged directly to your account. Annual fund operating expenses are deducted from Fund assets and are therefore paid indirectly by you and other shareholders of the Fund.

Shareholder Fees (fees paid directly from your investment)	Class A		Class C	Class D
Total Maximum Sales Charge (Load)	4.50%		1%	1%
Maximum Sales Charge (Load) on Purchases (as a % of offering price)	4.50%	(1)	none	none
Maximum Contingent Deferred Sales Charge (Load) (CDSC) on Redemptions (as a % of original purchase price or current net asset value, whichever is less)	none(1)		1%	1%

Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (as a percentage of average net assets)
Management Fees(2)	0.50%		0.50%	0.50%
Distribution and/or Service (12b-1) Fees	0.25%		1.00%	1.00%
Other Expenses	0.39%		0.39%	0.39%
Total Annual Fund Operating Expenses	1.14%		1.89%	1.89%

(1)	Certain investors who do not pay an initial sales charge (e.g., purchases of $1,000,000 or more, and purchases through certain retirement plans) may be subject to a 1% CDSC if shares are sold within 18 months of purchase.
(2)	Seligman, at its discretion, is waiving a portion of its management fee so as to limit the per annum management fee of the Florida Fund to 0.35% per annum. Seligman may discontinue its fee waiver at any time. Such fee waiver is not reflected above.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund’s total annual operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$561	$796	$1,049	$1,774
Class C	292	594	1,021	2,212
Class D	292	594	1,021	2,212

If you did not sell your shares at the end of each period, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class A	$561	$796	$1,049	$1,774
Class C	192	594	1,021	2,212
Class D	192	594	1,021	2,212

Georgia Fund

Investment Objective

The Georgia Fund seeks to maximize income exempt from regular federal income taxes and from Georgia personal income taxes to the extent consistent with preservation of capital and with consideration given to opportunities for capital gain.

Principal Investment Strategies

The Georgia Fund uses the following investment strategies to pursue its investment objective:

The Georgia Fund invests at least 80% of its net assets in Georgia municipal securities rated investment-grade when purchased. Such securities include those issued by the State, local governments thereof, each of their agencies and authorities, as well as territories and possessions of the United States, and the District of Columbia, provided that such securities pay interest that is exempt from regular federal income taxes and regular personal income taxes in the State of Georgia.

The Fund generally invests in long-term municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.

In abnormal market conditions, the Fund may temporarily invest more than 20% of its net assets in taxable investment-grade fixed-income securities. Under these circumstances, the Fund may not achieve its investment objective.

Specific Risks

In addition to the principal risks stated under the “Principal Risks” section at the beginning of this Prospectus, the Georgia Fund is subject to the following risks:

■

The Fund’s performance may be negatively affected by local, state or regional factors, including, but not limited to, state or local legislation or policy changes, economic factors, natural disasters and terrorist attacks.

■

Georgia’s economy is affected by, among other factors, trends in trade, transportation and utilities, professional and business services, education and health services industries and manufacturing, as these industries, along with government, comprise the largest sources of employment within the State.

Past Performance

The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be lower. The average annual total returns presented in the table below the chart do reflect the effect of the applicable sales charges. Effective January 7, 2008, the maximum initial sales charge on investments in Class A shares of less than $100,000 is 4.50%. Although for all periods presented the Fund’s Class A share returns reflect the 4.50% maximum initial sales charge, the actual returns for periods prior to January 7, 2008 would have been lower if a 4.75% maximum initial sales charge then in effect was incurred. Effective June 4, 2007, there is no initial sales charge on purchases of Class C shares. Although for all periods presented the Fund’s Class C share returns do not reflect an initial sales charge, the actual returns for periods prior to June 4, 2007 would have been lower if a 1.00% maximum initial sales charge then in effect was incurred. Both the bar chart and table assume that all dividends and capital gain distributions, if any, were reinvested. Past performance (before and after taxes) is not indicative of future investment results.

After-tax returns presented in the table are for Class A shares only. After-tax returns for Class C and Class D shares will vary due to differing fees and expenses. After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs). The returns after taxes on distributions and sale of Fund shares may be greater than other returns presented for the same periods due to tax benefits from losses realized on the sale of Fund shares.

Georgia Fund

Class A Annual Total Returns – Calendar Years

Best calendar quarter return: 4.81% – quarter ended 12/31/00.

Worst calendar quarter return: -2.21% – quarter ended 6/30/04.

Average Annual Total Returns – Periods Ended 12/31/07

	One Year	Five Years	Ten Years	Class C Since Inception 5/27/99
Class A
Return before taxes	(2.42)%	2.18%	3.52%	n/a
Return after taxes on distributions	(2.42)	2.18	3.43	n/a
Return after taxes on distributions and sale of Fund shares	(0.30)	2.44	3.58	n/a
Class C	0.23	2.21	n/a	2.99%
Class D	0.23	2.21	3.07	n/a
Lehman Brothers Municipal Bond Index	3.36	4.30	5.18	5.21	(1)
Lipper Georgia Municipal Debt Funds Average	1.57	3.16	4.09	4.10

The Lehman Brothers Municipal Bond Index (“Lehman Index”) and the Lipper single-state municipal debt funds averages are unmanaged benchmarks that assume the reinvestment of all distributions and exclude the effect of taxes and sales charges. The Lehman Index also excludes the effect of fees. The Lehman Index is an unmanaged index of long-term, fixed-rate, investment-grade, tax-exempt bonds representative of the municipal bond market and is composed of approximately 60% revenue bonds and 40% state government obligations. The Lipper single-state municipal debt funds averages measure the performance of funds that limit their assets to those securities exempt from taxation in a specified state (double tax-exempt) or city (triple tax-exempt). Investors cannot invest directly in an index or an average.

(1)	From 5/28/99.

Georgia Fund

Fees and Expenses

The table below summarizes the fees and expenses that you may pay as a shareholder of the Fund. Each Class of shares has its own sales charge schedule and is subject to different ongoing 12b-1 fees. Shareholder fees are charged directly to your account. Annual fund operating expenses are deducted from Fund assets and are therefore paid indirectly by you and other shareholders of the Fund.

Shareholder Fees (fees paid directly from your investment)	Class A		Class C	Class D
Total Maximum Sales Charge (Load)	4.50%		1%	1%
Maximum Sales Charge (Load) on Purchases (as a % of offering price)	4.50%	(1)	none	none
Maximum Contingent Deferred Sales Charge (Load) (CDSC) on Redemptions (as a % of original purchase price or current net asset value, whichever is less)	none(1)		1%	1%

Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (as a percentage of average net assets)
Management Fees	0.50%		0.50%	0.50%
Distribution and/or Service (12b-1) Fees	0.10%		1.00%	1.00%
Other Expenses	0.34%		0.34%	0.34%
Total Annual Fund Operating Expenses	0.94%		1.84%	1.84%

(1)	Certain investors who do not pay an initial sales charge (e.g., purchases of $1,000,000 or more, and purchases through certain retirement plans) may be subject to a 1% CDSC if shares are sold within 18 months of purchase.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund’s total annual operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$542	$736	$947	$1,553
Class C	287	579	995	2,159
Class D	287	579	995	2,159

If you did not sell your shares at the end of each period, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class A	$542	$736	$947	$1,553
Class C	187	579	995	2,159
Class D	187	579	995	2,159

Louisiana Fund

Investment Objective

The Louisiana Fund seeks to maximize income exempt from regular federal income taxes and from Louisiana personal income taxes to the extent consistent with preservation of capital and with consideration given to opportunities for capital gain.

Principal Investment Strategies

The Louisiana Fund uses the following investment strategies to pursue its investment objective:

The Louisiana Fund invests at least 80% of its net assets in Louisiana municipal securities rated investment-grade when purchased. Such securities include those issued by the State, local governments thereof, each of their agencies and authorities, as well as territories and possessions of the United States, and the District of Columbia, provided that such securities pay interest that is exempt from regular federal income taxes and regular personal income taxes in the State of Louisiana.

The Fund generally invests in long-term municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.

In abnormal market conditions, the Fund may temporarily invest more than 20% of its net assets in taxable investment-grade fixed-income securities. Under these circumstances, the Fund may not achieve its investment objective.

Specific Risks

In addition to the principal risks stated under the “Principal Risks” section at the beginning of this Prospectus, the Louisiana Fund is subject to the following risks:

■

The Fund’s performance may be negatively affected by local, state or regional factors, including, but not limited to, state or local legislation or policy changes, economic factors, natural disasters including the effects of hurricanes, such as Katrina and Rita, and terrorist attacks.

■	Louisiana’s economy is affected by, among other factors, trends in the oil and gas, tourism, and gaming industries within the State.

Past Performance

The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be lower. The average annual total returns presented in the table below the chart do reflect the effect of the applicable sales charges. Effective January 7, 2008, the maximum initial sales charge on investments in Class A shares of less than $100,000 is 4.50%. Although for all periods presented the Fund’s Class A share returns reflect the 4.50% maximum initial sales charge, the actual returns for periods prior to January 7, 2008 would have been lower if a 4.75% maximum initial sales charge then in effect was incurred. Effective June 4, 2007, there is no initial sales charge on purchases of Class C shares. Although for all periods presented the Fund’s Class C share returns do not reflect an initial sales charge, the actual returns for periods prior to June 4, 2007 would have been lower if a 1.00% maximum initial sales charge then in effect was incurred. Both the bar chart and table assume that all dividends and capital gain distributions, if any, were reinvested. Past performance (before and after taxes) is not indicative of future investment results.

After-tax returns presented in the table are for Class A shares only. After-tax returns for Class C and Class D shares will vary due to differing fees and expenses. After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs). The returns after taxes on distributions and sale of Fund shares may be greater than other returns presented for the same periods due to tax benefits from losses realized on the sale of Fund shares.

Louisiana Fund

Class A Annual Total Returns – Calendar Years

Best calendar quarter return: 4.73% – quarter ended 12/31/00.

Worst calendar quarter return: -1.77% – quarter ended 12/31/99.

Average Annual Total Returns – Periods Ended 12/31/07

	One Year	Five Years	Ten Years	Class C Since Inception 5/27/99
Class A
Return before taxes	(1.20)%	2.47%	3.82%	n/a
Return after taxes on distributions	(1.26)	2.41	3.74	n/a
Return after taxes on distributions and sale of Fund shares	0.68	2.69	3.87	n/a
Class C	1.37	2.46	n/a	3.35%
Class D	1.37	2.49	3.36	n/a
Lehman Brothers Municipal Bond Index	3.36	4.30	5.18	5.21	(1)
Lipper Louisiana Municipal Debt Funds Average	2.39	3.45	4.22	4.20

The Lehman Brothers Municipal Bond Index (“Lehman Index”) and the Lipper single-state municipal debt funds averages are unmanaged benchmarks that assume the reinvestment of all distributions and exclude the effect of taxes and sales charges. The Lehman Index also excludes the effect of fees. The Lehman Index is an unmanaged index of long-term, fixed-rate, investment-grade, tax-exempt bonds representative of the municipal bond market and is composed of approximately 60% revenue bonds and 40% state government obligations. The Lipper single-state municipal debt funds averages measure the performance of funds that limit their assets to those securities exempt from taxation in a specified state (double tax-exempt) or city (triple tax-exempt). Investors cannot invest directly in an index or an average.

(1)	From 5/28/99.

Louisiana Fund

Fees and Expenses

The table below summarizes the fees and expenses that you may pay as a shareholder of the Fund. Each Class of shares has its own sales charge schedule and is subject to different ongoing 12b-1 fees. Shareholder fees are charged directly to your account. Annual fund operating expenses are deducted from Fund assets and are therefore paid indirectly by you and other shareholders of the Fund.

Shareholder Fees (fees paid directly from your investment)	Class A		Class C	Class D
Total Maximum Sales Charge (Load)	4.50%		1%	1%
Maximum Sales Charge (Load) on Purchases (as a % of offering price)	4.50%	(1)	none	none
Maximum Contingent Deferred Sales Charge (Load) (CDSC) on Redemptions (as a % of original purchase price or current net asset value, whichever is less)	none(1)		1%	1%

Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (as a percentage of average net assets)
Management Fees	0.50%		0.50%	0.50%
Distribution and/or Service (12b-1) Fees	0.10%		1.00%	1.00%
Other Expenses	0.34%		0.34%	0.34%
Total Annual Fund Operating Expenses	0.94%		1.84%	1.84%

(1)	Certain investors who do not pay an initial sales charge (e.g., purchases of $1,000,000 or more, and purchases through certain retirement plans) may be subject to a 1% CDSC if shares are sold within 18 months of purchase.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund’s total annual operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$542	$736	$947	$1,553
Class C	287	579	995	2,159
Class D	287	579	995	2,159

If you did not sell your shares at the end of each period, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class A	$542	$736	$947	$1,553
Class C	187	579	995	2,159
Class D	187	579	995	2,159

Maryland Fund

Investment Objective

The Maryland Fund seeks to maximize income exempt from regular federal income taxes and from Maryland personal income taxes to the extent consistent with preservation of capital and with consideration given to opportunities for capital gain.

Principal Investment Strategies

The Maryland Fund uses the following investment strategies to pursue its investment objective:

The Maryland Fund invests at least 80% of its net assets in Maryland municipal securities rated investment-grade when purchased. Such securities include those issued by the State, local governments thereof, each of their agencies and authorities, as well as territories and possessions of the United States, and the District of Columbia, provided that such securities pay interest that is exempt from regular federal income taxes and regular personal income taxes in the State of Maryland.

The Fund generally invests in long-term municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.

In abnormal market conditions, the Fund may temporarily invest more than 20% of its net assets in taxable investment-grade fixed-income securities. Under these circumstances, the Fund may not achieve its investment objective.

Specific Risks

In addition to the principal risks stated under the “Principal Risks” section at the beginning of this Prospectus, the Maryland Fund is subject to the following risks:

■

The Fund’s performance may be negatively affected by local, state or regional factors, including, but not limited to, state or local legislation or policy changes, economic factors, natural disasters and terrorist attacks.

■

Because the Fund favors investing in revenue bonds, including revenue bonds issued on behalf of health-care providers, its performance may also be affected by economic developments impacting a specific facility or type of facility.

■	The performance of general obligation bonds of Maryland issuers may be affected by efforts to limit or reduce state or local taxes.

Past Performance

The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be lower. The average annual total returns presented in the table below the chart do reflect the effect of the applicable sales charges. Effective January 7, 2008, the maximum initial sales charge on investments in Class A shares of less than $100,000 is 4.50%. Although for all periods presented the Fund’s Class A share returns reflect the 4.50% maximum initial sales charge, the actual returns for periods prior to January 7, 2008 would have been lower if a 4.75% maximum initial sales charge then in effect was incurred. Effective June 4, 2007, there is no initial sales charge on purchases of Class C shares. Although for all periods presented the Fund’s Class C share returns do not reflect an initial sales charge, the actual returns for periods prior to June 4, 2007 would have been lower if a 1.00% maximum initial sales charge then in effect was incurred. Both the bar chart and table assume that all dividends and capital gain distributions, if any, were reinvested. Past performance (before and after taxes) is not indicative of future investment results.

After-tax returns presented in the table are for Class A shares only. After-tax returns for Class C and Class D shares will vary due to differing fees and expenses. After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs). The returns after taxes on distributions and sale of Fund shares may be greater than other returns presented for the same periods due to tax benefits from losses realized on the sale of Fund shares.

Maryland Fund

Class A Annual Total Returns – Calendar Years

Best calendar quarter return: 4.41% – quarter ended 12/31/00.

Worst calendar quarter return: -1.61% – quarter ended 6/30/04.

Average Annual Total Returns – Periods Ended 12/31/07

	One Year	Five Years	Ten Years	Class C Since Inception 5/27/99
Class A
Return before taxes	(1.56)%	2.58%	3.77%	n/a
Return after taxes on distributions	(1.57)	2.52	3.71	n/a
Return after taxes on distributions and sale of Fund shares	0.18	2.75	3.81	n/a
Class C	1.03	2.59	n/a	3.29%
Class D	1.03	2.59	3.32	n/a
Lehman Brothers Municipal Bond Index	3.36	4.30	5.18	5.21	(1)
Lipper Maryland Municipal Debt Funds Average	0.84	3.05	3.99	3.94

The Lehman Brothers Municipal Bond Index (“Lehman Index”) and the Lipper single-state municipal debt funds averages are unmanaged benchmarks that assume the reinvestment of all distributions and exclude the effect of taxes and sales charges. The Lehman Index also excludes the effect of fees. The Lehman Index is an unmanaged index of long-term, fixed-rate, investment-grade, tax-exempt bonds representative of the municipal bond market and is composed of approximately 60% revenue bonds and 40% state government obligations. The Lipper single-state municipal debt funds averages measure the performance of funds that limit their assets to those securities exempt from taxation in a specified state (double tax-exempt) or city (triple tax-exempt). Investors cannot invest directly in an index or an average.

(1)	From 5/28/99.

Maryland Fund

Fees and Expenses

The table below summarizes the fees and expenses that you may pay as a shareholder of the Fund. Each Class of shares has its own sales charge schedule and is subject to different ongoing 12b-1 fees. Shareholder fees are charged directly to your account. Annual fund operating expenses are deducted from Fund assets and are therefore paid indirectly by you and other shareholders of the Fund.

Shareholder Fees (fees paid directly from your investment)	Class A		Class C	Class D
Total Maximum Sales Charge (Load)	4.50%		1%	1%
Maximum Sales Charge (Load) on Purchases (as a % of offering price)	4.50%	(1)	none	none
Maximum Contingent Deferred Sales Charge (Load) (CDSC) on Redemptions (as a % of original purchase price or current net asset value, whichever is less)	none(1)		1%	1%

Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (as a percentage of average net assets)
Management Fees	0.50%		0.50%	0.50%
Distribution and/or Service (12b-1) Fees	0.10%		1.00%	1.00%
Other Expenses	0.34%		0.34%	0.34%
Total Annual Fund Operating Expenses	0.94%		1.84%	1.84%

(1)	Certain investors who do not pay an initial sales charge (e.g., purchases of $1,000,000 or more, and purchases through certain retirement plans) may be subject to a 1% CDSC if shares are sold within 18 months of purchase.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund’s total annual operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$542	$736	$947	$1,553
Class C	287	579	995	2,159
Class D	287	579	995	2,159

If you did not sell your shares at the end of each period, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class A	$542	$736	$947	$1,553
Class C	187	579	995	2,159
Class D	187	579	995	2,159

Massachusetts Fund

Investment Objective

The Massachusetts Fund seeks to maximize income exempt from regular federal income taxes and from Massachusetts personal income taxes to the extent consistent with preservation of capital and with consideration given to opportunities for capital gain.

Principal Investment Strategies

The Massachusetts Fund uses the following investment strategies to pursue its investment objective:

The Massachusetts Fund invests at least 80% of its net assets in Massachusetts municipal securities rated investment-grade when purchased. Such securities include those issued by the State, local governments thereof, each of their agencies and authorities, as well as territories and possessions of the United States, and the District of Columbia, provided that such securities pay interest that is exempt from regular federal income taxes and regular personal income taxes in the State of Massachusetts.

The Fund generally invests in long-term municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.

In abnormal market conditions, the Fund may temporarily invest more than 20% of its net assets in taxable investment-grade fixed-income securities. Under these circumstances, the Fund may not achieve its investment objective.

Specific Risks

In addition to the principal risks stated under the “Principal Risks” section at the beginning of this Prospectus, the Massachusetts Fund is subject to the following risks:

■

The Fund’s performance may be negatively affected by local, state or regional factors, including, but not limited to, state or local legislation or policy changes, economic factors, natural disasters and terrorist attacks.

■

Additionally, Massachusetts and certain of its cities, towns, counties, and other political subdivisions have, at certain times in the past, experienced serious financial difficulties which have adversely affected their credit standing. The recurrence of these financial difficulties could adversely affect the market value and marketability of, or result in default on payments of, outstanding obligations issued by Massachusetts or its public authorities or municipalities.

Past Performance

The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be lower. The average annual total returns presented in the table below the chart do reflect the effect of the applicable sales charges. Effective January 7, 2008, the maximum initial sales charge on investments in Class A shares of less than $100,000 is 4.50%. Although for all periods presented the Fund’s Class A share returns reflect the 4.50% maximum initial sales charge, the actual returns for periods prior to January 7, 2008 would have been lower if a 4.75% maximum initial sales charge then in effect was incurred. Effective June 4, 2007, there is no initial sales charge on purchases of Class C shares. Although for all periods presented the Fund’s Class C share returns do not reflect an initial sales charge, the actual returns for periods prior to June 4, 2007 would have been lower if a 1.00% maximum initial sales charge then in effect was incurred. Both the bar chart and table assume that all dividends and capital gain distributions, if any, were reinvested. Past performance (before and after taxes) is not indicative of future investment results.

After-tax returns presented in the table are for Class A shares only. After-tax returns for Class C and Class D shares will vary due to differing fees and expenses. After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs). The returns after taxes on distributions and sale of Fund shares may be greater than other returns presented for the same periods due to tax benefits from losses realized on the sale of Fund shares.

Massachusetts Fund

Class A Annual Total Returns – Calendar Years

Best calendar quarter return: 6.45% – quarter ended 12/31/00.

Worst calendar quarter return: -2.80% – quarter ended 9/30/99.

Average Annual Total Returns – Periods Ended 12/31/07

	One Year	Five Years	Ten Years	Class C Since Inception 5/27/99
Class A
Return before taxes	(1.23)%	2.41%	4.00%	n/a
Return after taxes on distributions	(1.33)	2.36	3.94	n/a
Return after taxes on distributions and sale of Fund shares	0.74	2.64	4.02	n/a
Class C	1.46	2.48	n/a	3.55%
Class D	1.33	2.46	3.54	n/a
Lehman Brothers Municipal Bond Index	3.36	4.30	5.18	5.21	(1)
Lipper Massachusetts Municipal Debt Funds Average	1.52	3.45	4.18	4.23

The Lehman Brothers Municipal Bond Index (“Lehman Index”) and the Lipper single-state municipal debt funds averages are unmanaged benchmarks that assume the reinvestment of all distributions and exclude the effect of taxes and sales charges. The Lehman Index also excludes the effect of fees. The Lehman Index is an unmanaged index of long-term, fixed-rate, investment-grade, tax-exempt bonds representative of the municipal bond market and is composed of approximately 60% revenue bonds and 40% state government obligations. The Lipper single-state municipal debt funds averages measure the performance of funds that limit their assets to those securities exempt from taxation in a specified state (double tax-exempt) or city (triple tax-exempt). Investors cannot invest directly in an index or an average.

(1)	From 5/28/99.

Massachusetts Fund

Fees and Expenses

The table below summarizes the fees and expenses that you may pay as a shareholder of the Fund. Each Class of shares has its own sales charge schedule and is subject to different ongoing 12b-1 fees. Shareholder fees are charged directly to your account. Annual fund operating expenses are deducted from Fund assets and are therefore paid indirectly by you and other shareholders of the Fund.

Shareholder Fees (fees paid directly from your investment)	Class A		Class C	Class D
Total Maximum Sales Charge (Load)	4.50%		1%	1%
Maximum Sales Charge (Load) on Purchases (as a % of offering price)	4.50%	(1)	none	none
Maximum Contingent Deferred Sales Charge (Load) (CDSC) on Redemptions (as a % of original purchase price or current net asset value, whichever is less)	none(1)		1%	1%

Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (as a percentage of average net assets)
Management Fees	0.50%		0.50%	0.50%
Distribution and/or Service (12b-1) Fees	0.10%		1.00%	1.00%
Other Expenses	0.29%		0.29%	0.29%
Total Annual Fund Operating Expenses	0.89%		1.79%	1.79%

(1)	Certain investors who do not pay an initial sales charge (e.g., purchases of $1,000,000 or more, and purchases through certain retirement plans) may be subject to a 1% CDSC if shares are sold within 18 months of purchase.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund’s total annual operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$537	$721	$921	$1,497
Class C	282	563	970	2,105
Class D	282	563	970	2,105

If you did not sell your shares at the end of each period, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class A	$537	$721	$921	$1,497
Class C	182	563	970	2,105
Class D	182	563	970	2,105

Michigan Fund

Investment Objective

The Michigan Fund seeks to maximize income exempt from regular federal income taxes and from Michigan personal income taxes to the extent consistent with preservation of capital and with consideration given to opportunities for capital gain.

Principal Investment Strategies

The Michigan Fund uses the following investment strategies to pursue its investment objective:

The Michigan Fund invests at least 80% of its net assets in Michigan municipal securities rated investment-grade when purchased. Such securities include those issued by the State, local governments thereof, each of their agencies and authorities, as well as territories and possessions of the United States, and the District of Columbia, provided that such securities pay interest that is exempt from regular federal income taxes and regular personal income taxes in the State of Michigan.

The Fund generally invests in long-term municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.

In abnormal market conditions, the Fund may temporarily invest more than 20% of its net assets in taxable investment-grade fixed-income securities. Under these circumstances, the Fund may not achieve its investment objective.

Specific Risks

In addition to the principal risks stated under the “Principal Risks” section at the beginning of this Prospectus, the Michigan Fund is subject to the following risks:

■

The Fund’s performance may be negatively affected by local, state or regional factors, including, but not limited to, state or local legislation or policy changes, economic factors, natural disasters and terrorist attacks.

■

Michigan’s economy continues to suffer from the effects of the recent prolonged national economic slowdown. Michigan’s economy, with its emphasis on the automotive and manufacturing sector, has been slower to recover than the overall economy. The largest sources of Michigan tax revenues are the individual income tax and sales and use taxes. There is a strong correlation between income tax collections and salaries and wages earned from employment, and Michigan’s high unemployment rate has adversely impacted individual income tax collections. The second major source of tax revenues are sales and use taxes, which are directly correlated with disposable income, and also suffer from the lagging Michigan economy. The Fund’s Statement of Additional Information contains additional discussion of these factors.

Past Performance

The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be lower. The average annual total returns presented in the table below the chart do reflect the effect of the applicable sales charges. Effective January 7, 2008, the maximum initial sales charge on investments in Class A shares of less than $100,000 is 4.50%. Although for all periods presented the Fund’s Class A share returns reflect the 4.50% maximum initial sales charge, the actual returns for periods prior to January 7, 2008 would have been lower if a 4.75% maximum initial sales charge then in effect was incurred. Effective June 4, 2007, there is no initial sales charge on purchases of Class C shares. Although for all periods presented the Fund’s Class C share returns do not reflect an initial sales charge, the actual returns for periods prior to June 4, 2007 would have been lower if a 1.00% maximum initial sales charge then in effect was incurred. Both the bar chart and table assume that all dividends and capital gain distributions, if any, were reinvested. Past performance (before and after taxes) is not indicative of future investment results.

After-tax returns presented in the table are for Class A shares only. After-tax returns for Class C and Class D shares will vary due to differing fees and expenses. After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs). The returns after taxes on distributions and sale of Fund shares may be greater than other returns presented for the same periods due to tax benefits from losses realized on the sale of Fund shares.

Michigan Fund

Class A Annual Total Returns – Calendar Years

Best calendar quarter return: 4.98% – quarter ended 12/31/00.

Worst calendar quarter return: -2.00% – quarter ended 6/30/04.

Average Annual Total Returns – Periods Ended 12/31/07

	One Year	Five Years	Ten Years	Class C Since Inception 5/27/99
Class A
Return before taxes	(1.87)%	2.43%	3.86%	n/a
Return after taxes on distributions	(1.97)	2.36	3.76	n/a
Return after taxes on distributions and sale of Fund shares	0.23	2.64	3.89	n/a
Class C	0.87	2.45	n/a	3.40%
Class D	0.87	2.45	3.40	n/a
Lehman Brothers Municipal Bond Index	3.36	4.30	5.18	5.21	(1)
Lipper Michigan Municipal Debt Funds Average	1.42	3.70	4.32	4.15

The Lehman Brothers Municipal Bond Index (“Lehman Index”) and the Lipper single-state municipal debt funds averages are unmanaged benchmarks that assume the reinvestment of all distributions and exclude the effect of taxes and sales charges. The Lehman Index also excludes the effect of fees. The Lehman Index is an unmanaged index of long-term, fixed-rate, investment-grade, tax-exempt bonds representative of the municipal bond market and is composed of approximately 60% revenue bonds and 40% state government obligations. The Lipper single-state municipal debt funds averages measure the performance of funds that limit their assets to those securities exempt from taxation in a specified state (double tax-exempt) or city (triple tax-exempt). Investors cannot invest directly in an index or an average.

(1)	From 5/28/99.

Michigan Fund

Fees and Expenses

The table below summarizes the fees and expenses that you may pay as a shareholder of the Fund. Each Class of shares has its own sales charge schedule and is subject to different ongoing 12b-1 fees. Shareholder fees are charged directly to your account. Annual fund operating expenses are deducted from Fund assets and are therefore paid indirectly by you and other shareholders of the Fund.

Shareholder Fees (fees paid directly from your investment)	Class A		Class C	Class D
Total Maximum Sales Charge (Load)	4.50%		1%	1%
Maximum Sales Charge (Load) on Purchases (as a % of offering price)	4.50%	(1)	none	none
Maximum Contingent Deferred Sales Charge (Load) (CDSC) on Redemptions (as a % of original purchase price or current net asset value, whichever is less)	none	(1)	1%	1%

Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (as a percentage of average net assets)
Management Fees	0.50%		0.50%	0.50%
Distribution and/or Service (12b-1) Fees	0.10%		1.00%	1.00%
Other Expenses	0.27%		0.27%	0.27%
Total Annual Fund Operating Expenses	0.87%		1.77%	1.77%

(1)	Certain investors who do not pay an initial sales charge (e.g., purchases of $1,000,000 or more, and purchases through certain retirement plans) may be subject to a 1% CDSC if shares are sold within 18 months of purchase.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund’s total annual operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$535	$715	$911	$1,474
Class C	280	557	959	2,084
Class D	280	557	959	2,084

If you did not sell your shares at the end of each period, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class A	$535	$715	$911	$1,474
Class C	180	557	959	2,084
Class D	180	557	959	2,084

Minnesota Fund

Investment Objective

The Minnesota Fund seeks to maximize income exempt from regular federal income taxes and from regular Minnesota personal income taxes to the extent consistent with preservation of capital and with consideration given to opportunities for capital gain.

Principal Investment Strategies

The Minnesota Fund uses the following investment strategies to pursue its investment objective:

The Minnesota Fund invests at least 80% of its net assets in Minnesota municipal securities rated investment-grade when purchased. Such securities include those issued by the State, local governments thereof, each of their agencies and authorities, as well as territories and possessions of the United States, and the District of Columbia, provided that such securities pay interest that is exempt from regular federal income taxes and regular personal income taxes in the State of Minnesota.

The Fund generally invests in long-term municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.

In abnormal market conditions, the Fund may temporarily invest more than 20% of its net assets in taxable investment-grade fixed-income securities, subject to applicable requirements. Under these circumstances, the Fund may not achieve its investment objective.

Specific Risks

In addition to the principal risks stated under the “Principal Risks” section at the beginning of this Prospectus, the Minnesota Fund is subject to the following risks:

■

The Fund’s performance may be negatively affected by local, state or regional factors, including, but not limited to, state or local legislation or policy changes, economic factors, natural disasters and terrorist attacks.

■

Pursuant to Minnesota legislation enacted in 1995, dividends that would otherwise be exempt from Minnesota personal income tax in the case of individuals, estates, and trusts, could become subject to the Minnesota personal income tax if it were judicially determined that exempting such dividends would discriminate against interstate commerce. That issue is expected to be heard by the U.S. Supreme Court in first half of 2008.

■

The State of Minnesota relies heavily on a progressive individual income tax and retail sales tax for revenue, which results in a fiscal system that is sensitive to economic conditions. For example, projected budget deficits for the 2002-2003 biennium almost exhausted the State’s reserves, and it was necessary to take action in 2003 to enable the State to balance the biennial budget for the period ended June 30, 2003. The State then achieved surpluses for the 2004-2005 biennium and for the biennium ended June 30, 2007. However, a November 2007 forecast projects a $373 million deficit for the 2008-2009 biennium. The budget for each biennial period must be balanced.

Past Performance

The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be lower. The average annual total returns presented in the table below the chart do reflect the effect of the applicable sales charges. Effective January 7, 2008, the maximum initial sales charge on investments in Class A shares of less than $100,000 is 4.50%. Although for all periods presented the Fund’s Class A share returns reflect the 4.50% maximum initial sales charge, the actual returns for periods prior to January 7, 2008 would have been lower if a 4.75% maximum initial sales charge then in effect was incurred. Effective

June 4, 2007, there is no initial sales charge on purchases of Class C shares. Although for all periods presented the Fund’s Class C share returns do not reflect an initial sales charge, the actual returns for periods prior to June 4, 2007 would have been lower if a 1.00% maximum initial sales charge then in effect was incurred. Both the bar chart and table assume that all dividends and capital gain distributions, if any, were reinvested. Past performance (before and after taxes) is not indicative of future investment results.

After-tax returns presented in the table are for Class A shares only. After-tax returns for Class C and Class D shares will vary due to differing fees and expenses. After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs). The returns after taxes on distributions and sale of Fund shares may be greater than other returns presented for the same periods due to tax benefits from losses realized on the sale of Fund shares.

Minnesota Fund

Class A Annual Total Returns – Calendar Years

Best calendar quarter return: 5.04% – quarter ended 12/31/00.

Worst calendar quarter return: -2.43% – quarter ended 6/30/04.

Average Annual Total Returns – Periods Ended 12/31/07

	One Year	Five Years	Ten Years	Class C Since Inception 5/27/99
Class A
Return before taxes	(1.54)%	2.26%	3.69%	n/a
Return after taxes on distributions	(1.62)	2.23	3.64	n/a
Return after taxes on distributions and sale of Fund shares	0.40	2.48	3.74	n/a
Class C	1.20	2.28	n/a	3.16%
Class D	1.19	2.28	3.24	n/a
Lehman Brothers Municipal Bond Index	3.36	4.30	5.18	5.21	(1)
Lipper Minnesota Municipal Debt Funds Average	1.11	3.48	4.14	4.10

The Lehman Brothers Municipal Bond Index (“Lehman Index”) and the Lipper single-state municipal debt funds averages are unmanaged benchmarks that assume the reinvestment of all distributions and exclude the effect of taxes and sales charges. The Lehman Index also excludes the effect of fees. The Lehman Index is an unmanaged index of long-term, fixed-rate, investment-grade, tax-exempt bonds representative of the municipal bond market and is composed of approximately 60% revenue bonds and 40% state government obligations. The Lipper single-state municipal debt funds averages measure the performance of funds that limit their assets to those securities exempt from taxation in a specified state (double tax-exempt) or city (triple tax-exempt). Investors cannot invest directly in an index or an average.

(1)	From 5/28/99.

Minnesota Fund

Fees and Expenses

The table below summarizes the fees and expenses that you may pay as a shareholder of the Fund. Each Class of shares has its own sales charge schedule and is subject to different ongoing 12b-1 fees. Shareholder fees are charged directly to your account. Annual fund operating expenses are deducted from Fund assets and are therefore paid indirectly by you and other shareholders of the Fund.

Shareholder Fees (fees paid directly from your investment)	Class A		Class C	Class D
Total Maximum Sales Charge (Load)	4.50%		1%	1%
Maximum Sales Charge (Load) on Purchases (as a % of offering price)	4.50%	(1)	none	none
Maximum Contingent Deferred Sales Charge (Load) (CDSC) on Redemptions (as a % of original purchase price or current net asset value, whichever is less)	none(1)		1%	1%

Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (as a percentage of average net assets)
Management Fees	0.50%		0.50%	0.50%
Distribution and/or Service (12b-1) Fees	0.10%		1.00%	1.00%
Other Expenses	0.28%		0.28%	0.28%
Total Annual Fund Operating Expenses	0.88%		1.78%	1.78%

(1)	Certain investors who do not pay an initial sales charge (e.g., purchases of $1,000,000 or more, and purchases through certain retirement plans) may be subject to a 1% CDSC if shares are sold within 18 months of purchase.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund’s total annual operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$536	$718	$916	$1,486
Class C	281	560	964	2,095
Class D	281	560	964	2,095

If you did not sell your shares at the end of each period, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class A	$536	$718	$916	$1,486
Class C	181	560	964	2,095
Class D	181	560	964	2,095

Missouri Fund

Investment Objective

The Missouri Fund seeks to maximize income exempt from regular federal income taxes and from Missouri personal income taxes to the extent consistent with preservation of capital and with consideration given to opportunities for capital gain.

Principal Investment Strategies

The Missouri Fund uses the following investment strategies to pursue its investment objective:

The Missouri Fund invests at least 80% of its net assets in Missouri municipal securities rated investment-grade when purchased. Such securities include those issued by the State, local governments thereof, each of their agencies and authorities, as well as territories and possessions of the United States, and the District of Columbia, provided that such securities pay interest that is exempt from regular federal income taxes and regular personal income taxes in the State of Missouri.

The Fund generally invests in long-term municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.

In abnormal market conditions, the Fund may temporarily invest more than 20% of its net assets in taxable investment-grade fixed-income securities. Under these circumstances, the Fund may not achieve its investment objective.

Specific Risks

In addition to the principal risks stated under the “Principal Risks” section at the beginning of this Prospectus, the Missouri Fund is subject to the following risks:

■

The Fund’s performance may be negatively affected by local, state or regional factors, including, but not limited to, state or local legislation or policy changes, economic factors, natural disasters and terrorist attacks.

■

Defense-related business and agriculture play an important role in Missouri’s economy. Negative trends in these industries or the relocation of major employers engaged in such industries could have a negative impact on the economy of the State.

Past Performance

The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be lower. The average annual total returns presented in the table below the chart do reflect the effect of the applicable sales charges. Effective January 7, 2008, the maximum initial sales charge on investments in Class A shares of less than $100,000 is 4.50%. Although for all periods presented the Fund’s Class A share returns reflect the 4.50% maximum initial sales charge, the actual returns for periods prior to January 7, 2008 would have been lower if a 4.75% maximum initial sales charge then in effect was incurred. Effective June 4, 2007, there is no initial sales charge on purchases of Class C shares. Although for all periods presented the Fund’s Class C share returns do not reflect an initial sales charge, the actual returns for periods prior to June 4, 2007 would have been lower if a 1.00% maximum initial sales charge then in effect was incurred. Both the bar chart and table assume that all dividends and capital gain distributions, if any, were reinvested. Past performance (before and after taxes) is not indicative of future investment results.

After-tax returns presented in the table are for Class A shares only. After-tax returns for Class C and Class D shares will vary due to differing fees and expenses. After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs). The returns after taxes on distributions and sale of Fund shares may be greater than other returns presented for the same periods due to tax benefits from losses realized on the sale of Fund shares.

Missouri Fund

Class A Annual Total Returns – Calendar Years

Best calendar quarter return: 6.34% – quarter ended 12/31/00.

Worst calendar quarter return: -2.33% – quarter ended 6/30/04.

Average Annual Total Returns – Periods Ended 12/31/07

	One Year	Five Years	Ten Years	Class C Since Inception 5/27/99
Class A
Return before taxes	(1.67)%	2.49%	3.91%	n/a
Return after taxes on distributions	(1.75)	2.43	3.82	n/a
Return after taxes on distributions and sale of Fund shares	0.24	2.67	3.91	n/a
Class C	1.01	2.50	n/a	3.50%
Class D	1.01	2.50	3.45	n/a
Lehman Brothers Municipal Bond Index	3.36	4.30	5.18	5.21	(1)
Lipper Missouri Municipal Debt Funds Average	1.38	3.47	4.28	4.27

The Lehman Brothers Municipal Bond Index (“Lehman Index”) and the Lipper single-state municipal debt funds averages are unmanaged benchmarks that assume the reinvestment of all distributions and exclude the effect of taxes and sales charges. The Lehman Index also excludes the effect of fees. The Lehman Index is an unmanaged index of long-term, fixed-rate, investment-grade, tax-exempt bonds representative of the municipal bond market and is composed of approximately 60% revenue bonds and 40% state government obligations. The Lipper single-state municipal debt funds averages measure the performance of funds that limit their assets to those securities exempt from taxation in a specified state (double tax-exempt) or city (triple tax-exempt). Investors cannot invest directly in an index or an average.

(1)	From 5/28/99.

Missouri Fund

Fees and Expenses

The table below summarizes the fees and expenses that you may pay as a shareholder of the Fund. Each Class of shares has its own sales charge schedule and is subject to different ongoing 12b-1 fees. Shareholder fees are charged directly to your account. Annual fund operating expenses are deducted from Fund assets and are therefore paid indirectly by you and other shareholders of the Fund.

Shareholder Fees (fees paid directly from your investment)	Class A		Class C	Class D
Total Maximum Sales Charge (Load)	4.50%		1%	1%
Maximum Sales Charge (Load) on Purchases (as a % of offering price)	4.50%	(1)	none	none
Maximum Contingent Deferred Sales Charge (Load) (CDSC) on Redemptions (as a % of original purchase price or current net asset value, whichever is less)	none(1)		1%	1%

Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (as a percentage of average net assets)
Management Fees	0.50%		0.50%	0.50%
Distribution and/or Service (12b-1) Fees	0.10%		1.00%	1.00%
Other Expenses	0.34%		0.34%	0.34%
Total Annual Fund Operating Expenses	0.94%		1.84%	1.84%

(1)	Certain investors who do not pay an initial sales charge (e.g., purchases of $1,000,000 or more, and purchases through certain retirement plans) may be subject to a 1% CDSC if shares are sold within 18 months of purchase.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund’s total annual operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$542	$736	$947	$1,553
Class C	287	579	995	2,159
Class D	287	579	995	2,159

If you did not sell your shares at the end of each period, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class A	$542	$736	$947	$1,553
Class C	187	579	995	2,159
Class D	187	579	995	2,159

New Jersey Fund

Investment Objective

The New Jersey Fund seeks to maximize income exempt from regular federal income tax and New Jersey gross income tax consistent with preservation of capital and with consideration given to opportunities for capital gain.

Principal Investment Strategies

The New Jersey Fund uses the following investment strategies to pursue its investment objective:

The New Jersey Fund invests at least 80% of its net assets in New Jersey municipal securities rated investment-grade when purchased. Such securities include those issued by the State, local governments thereof, each of their agencies and authorities, as well as territories and possessions of the United States, and the District of Columbia, provided that such securities pay interest that is exempt from regular federal income taxes and regular personal income taxes in the State of New Jersey.

The Fund generally invests in long-term municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.

In abnormal market conditions, the Fund may temporarily invest more than 20% of its net assets in taxable investment-grade fixed-income securities. Under these circumstances, the Fund may not achieve its investment objective.

Specific Risks

In addition to the principal risks stated under the “Principal Risks” section at the beginning of this Prospectus, the New Jersey Fund is subject to the following risks:

■

The Fund’s performance may be negatively affected by local, state or regional factors, including, but not limited to, state or local legislation or policy changes, economic factors (e.g., budget shortfalls), natural disasters and terrorist attacks.

■

New Jersey’s economic base is diversified, consisting of a variety of manufacturing, construction, and service industries, supplemented by rural areas with selective commercial agriculture. New Jersey’s economy will be affected by trends in these sectors.

Past Performance

The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be lower. The average annual total returns presented in the table below the chart do reflect the effect of the applicable sales charges. Effective January 7, 2008, the maximum initial sales charge on investments in Class A shares of less than $100,000 is 4.50%. Although for all periods presented the Fund’s Class A share returns reflect the 4.50% maximum initial sales charge, the actual returns for periods prior to January 7, 2008 would have been lower if a 4.75% maximum initial sales charge then in effect was incurred. Effective June 4, 2007, there is no initial sales charge on purchases of Class C shares. Although for all periods presented the Fund’s Class C share returns do not reflect an initial sales charge, the actual returns for periods prior to June 4, 2007 would have been lower if a 1.00% maximum initial sales charge then in effect was incurred. Both the bar chart and table assume that all dividends and capital gain distributions, if any, were reinvested. Past performance (before and after taxes) is not indicative of future investment results.

After-tax returns presented in the table are for Class A shares only. After-tax returns for Class C and Class D shares will vary due to differing fees and expenses. After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs). The returns after taxes on distributions and sale of Fund shares may be greater than other returns presented for the same periods due to tax benefits from losses realized on the sale of Fund shares.

New Jersey Fund

Class A Annual Total Returns – Calendar Years

Best calendar quarter return: 5.02% – quarter ended 12/31/00.

Worst calendar quarter return: -2.51% – quarter ended 12/31/99.

Average Annual Total Returns – Periods Ended 12/31/07

	One Year	Five Years	Ten Years	Class C Since Inception 5/27/99
Class A
Return before taxes	(1.25)%	2.45%	3.67%	n/a
Return after taxes on distributions	(1.32)	2.40	3.59	n/a
Return after taxes on distributions and sale of Fund shares	0.60	2.65	3.70	n/a
Class C	1.62	2.62	n/a	3.32%
Class D	1.62	2.62	3.35	n/a
Lehman Brothers Municipal Bond Index	3.36	4.30	5.18	5.21	(1)
Lipper New Jersey Municipal Debt Funds Average	1.07	4.12	4.32	4.14

The Lehman Brothers Municipal Bond Index (“Lehman Index”) and the Lipper single-state municipal debt funds averages are unmanaged benchmarks that assume the reinvestment of all distributions and exclude the effect of taxes and sales charges. The Lehman Index also excludes the effect of fees. The Lehman Index is an unmanaged index of long-term, fixed-rate, investment-grade, tax-exempt bonds representative of the municipal bond market and is composed of approximately 60% revenue bonds and 40% state government obligations. The Lipper single-state municipal debt funds averages measure the performance of funds that limit their assets to those securities exempt from taxation in a specified state (double tax-exempt) or city (triple tax-exempt). Investors cannot invest directly in an index or an average.

(1)	From 5/28/99.

New Jersey Fund

Fees and Expenses

The table below summarizes the fees and expenses that you may pay as a shareholder of the Fund. Each Class of shares has its own sales charge schedule and is subject to different ongoing 12b-1 fees. Shareholder fees are charged directly to your account. Annual fund operating expenses are deducted from Fund assets and are therefore paid indirectly by you and other shareholders of the Fund.

Shareholder Fees (fees paid directly from your investment)	Class A		Class C	Class D
Total Maximum Sales Charge (Load)	4.50%		1%	1%
Maximum Sales Charge (Load) on Purchases (as a % of offering price)	4.50%	(1)	none	none
Maximum Contingent Deferred Sales Charge (Load) (CDSC) on Redemptions (as a % of original purchase price or current net asset value, whichever is less)	none(1)		1%	1%

Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (as a percentage of average net assets)
Management Fees	0.50%		0.50%	0.50%
Distribution and/or Service (12b-1) Fees	0.25%		1.00%	1.00%
Other Expenses	0.42%		0.42%	0.42%
Total Annual Fund Operating Expenses	1.17%		1.92%	1.92%

(1)	Certain investors who do not pay an initial sales charge (e.g., purchases of $1,000,000 or more, and purchases through certain retirement plans) may be subject to a 1% CDSC if shares are sold within 18 months of purchase.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund’s total annual operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$564	$805	$1,065	$1,806
Class C	295	603	1,037	2,243
Class D	295	603	1,037	2,243

If you did not sell your shares at the end of each period, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class A	$564	$805	$1,065	$1,806
Class C	195	603	1,037	2,243
Class D	195	603	1,037	2,243

New York Fund

Investment Objective

The New York Fund seeks to maximize income exempt from regular federal income taxes and from New York personal income taxes to the extent consistent with preservation of capital and with consideration given to opportunities for capital gain.

Principal Investment Strategies

The New York Fund uses the following investment strategies to pursue its investment objective:

The New York Fund invests at least 80% of its net assets in New York municipal securities rated investment-grade when purchased. Such securities include those issued by the State, local governments thereof, each of their agencies and authorities, as well as territories and possessions of the United States, and the District of Columbia, provided that such securities pay interest that is exempt from regular federal income taxes and regular personal income taxes in the State of New York.

The Fund generally invests in long-term municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.

In abnormal market conditions, the Fund may temporarily invest more than 20% of its net assets in taxable investment-grade fixed-income securities. Under these circumstances, the Fund may not achieve its investment objective.

Specific Risks

In addition to the principal risks stated under the “Principal Risks” section at the beginning of this Prospectus, the New York Fund is subject to the following risks:

■

The Fund’s performance may be negatively affected by local, state or regional factors, including, but not limited to, state or local legislation or policy changes, economic factors, natural disasters, terrorist attacks and transit workers union strike.

■	New York City and certain localities outside New York City have experienced financial problems in the past. Recurrence of these problems may affect the fiscal health of the State.

■

A future terrorist attack within New York City could have a substantial negative effect on the economy of New York City, including the displacement or closure of many businesses, a decline in tourism, and retrenchment in the securities industry, which is a major source of employment in the City.

Past Performance

The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be lower. The average annual total returns presented in the table below the chart do reflect the effect of the applicable sales charges. Effective January 7, 2008, the maximum initial sales charge on investments in Class A shares of less than $100,000 is 4.50%. Although for all periods presented the Fund’s Class A share returns reflect the 4.50% maximum initial sales charge, the actual returns for periods prior to January 7, 2008 would have been lower if a 4.75% maximum initial sales charge then in effect was incurred. Effective June 4, 2007, there is no initial sales charge on purchases of Class C shares. Although for all periods presented the Fund’s Class C share returns do not reflect an initial sales charge, the actual returns for periods prior to June 4, 2007 would have been lower if a 1.00% maximum initial sales charge then in effect was incurred. Both the bar chart and table assume that all dividends and capital gain distributions, if any, were reinvested. Past performance (before and after taxes) is not indicative of future investment results.

After-tax returns presented in the table are for Class A shares only. After-tax returns for Class C and Class D shares will vary due to differing fees and expenses. After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs). The returns after taxes on distributions and sale of Fund shares may be greater than other returns presented for the same periods due to tax benefits from losses realized on the sale of Fund shares.

New York Fund

Class A Annual Total Returns – Calendar Years

Best calendar quarter return: 6.11% – quarter ended 12/31/00.

Worst calendar quarter return: -2.54% – quarter ended 6/30/04.

Average Annual Total Returns – Periods Ended 12/31/07

	One Year	Five Years	Ten Years	Class C Since Inception 5/27/99
Class A
Return before taxes	(1.23)%	2.81%	4.15%	n/a
Return after taxes on distributions	(1.30)	2.77	4.06	n/a
Return after taxes on distributions and sale of Fund shares	0.67	2.98	4.14	n/a
Class C	1.45	2.82	n/a	3.66%
Class D	1.45	2.82	3.68	n/a
Lehman Brothers Municipal Bond Index	3.36	4.30	5.18	5.21	(1)
Lipper New York Municipal Debt Funds Average	1.32	3.83	4.32	4.23

The Lehman Brothers Municipal Bond Index (“Lehman Index”) and the Lipper single-state municipal debt funds averages are unmanaged benchmarks that assume the reinvestment of all distributions and exclude the effect of taxes and sales charges. The Lehman Index also excludes the effect of fees. The Lehman Index is an unmanaged index of long-term, fixed-rate, investment-grade, tax-exempt bonds representative of the municipal bond market and is composed of approximately 60% revenue bonds and 40% state government obligations. The Lipper single-state municipal debt funds averages measure the performance of funds that limit their assets to those securities exempt from taxation in a specified state (double tax-exempt) or city (triple tax-exempt). Investors cannot invest directly in an index or an average.

(1)	From 5/28/99.

New York Fund

Fees and Expenses

The table below summarizes the fees and expenses that you may pay as a shareholder of the Fund. Each Class of shares has its own sales charge schedule and is subject to different ongoing 12b-1 fees. Shareholder fees are charged directly to your account. Annual fund operating expenses are deducted from Fund assets and are therefore paid indirectly by you and other shareholders of the Fund.

Shareholder Fees (fees paid directly from your investment)	Class A		Class C	Class D
Total Maximum Sales Charge (Load)	4.50%		1%	1%
Maximum Sales Charge (Load) on Purchases (as a % of offering price)	4.50%	(1)	none	none
Maximum Contingent Deferred Sales Charge (Load) (CDSC) on Redemptions (as a % of original purchase price or current net asset value, whichever is less)	none(1)		1%	1%

Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (as a percentage of average net assets)
Management Fees	0.50%		0.50%	0.50%
Distribution and/or Service (12b-1) Fees	0.10%		1.00%	1.00%
Other Expenses	0.25%		0.25%	0.25%
Total Annual Fund Operating Expenses	0.85%		1.75%	1.75%

(1)	Certain investors who do not pay an initial sales charge (e.g., purchases of $1,000,000 or more, and purchases through certain retirement plans) may be subject to a 1% CDSC if shares are sold within 18 months of purchase.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund’s total annual operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$533	$709	$900	$1,452
Class C	278	551	949	2,062
Class D	278	551	949	2,062

If you did not sell your shares at the end of each period, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class A	$533	$709	$900	$1,452
Class C	178	551	949	2,062
Class D	178	551	949	2,062

North Carolina Fund

Investment Objective

The North Carolina Fund seeks high income exempt from regular federal income taxes and North Carolina personal income taxes consistent with preservation of capital and with consideration given to capital gain.

Principal Investment Strategies

The North Carolina Fund uses the following investment strategies to pursue its investment objective:

The North Carolina Fund invests at least 80% of its net assets in North Carolina municipal securities rated investment-grade when purchased. Such securities include those issued by the State, local governments thereof, each of their agencies and authorities, as well as territories and possessions of the United States, and the District of Columbia, provided that such securities pay interest that is exempt from regular federal income taxes and regular personal income taxes in the State of North Carolina.

The Fund generally invests in long-term municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.

In abnormal market conditions, the Fund may temporarily invest more than 20% of its net assets in taxable investment-grade fixed-income securities. Under these circumstances, the Fund may not achieve its investment objective.

Specific Risks

In addition to the principal risks stated under the “Principal Risks” section at the beginning of this Prospectus, the North Carolina Fund is subject to the following risks:

■

The Fund’s performance may be negatively affected by local, state or regional factors, including, but not limited to, state or local legislation or policy changes, economic factors, natural disasters and terrorist attacks.

■

While during 2007, the North Carolina economy’s recovery from the 2001 recession continued, job growth has been moderate and some sectors of the economy, particularly manufacturing employment, continued to decline.

■

While the State has been successful in recent years in balancing its budget after coping with a significant budget shortfall some years ago, the State continues to face pressures in matching revenues to expenses and will continue to deal with budget problems until the growth rate in the North Carolina economy increases or changes are made to the tax system to match the changing economy, thereby increasing overall tax revenues. Because of these budget problems, both Moody’s and S&P reviewed their ratings of North Carolina general obligations in 2002. While S&P retained its “AAA” rating for North Carolina’s general obligations, Moody’s reduced its rating of such obligations to “Aa1”. However, on January 12, 2007, Moody’s restored its rating of North Carolina general obligations to its highest “Aaa” level. A failure to adequately deal with future budget issues could adversely effect the credit ratings of general obligations of the State.

Past Performance

The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be lower. The average annual total returns presented in the table below the chart do reflect the effect of the applicable sales charges. Effective January 7, 2008, the maximum initial sales charge on investments in Class A shares of less than $100,000 is 4.50%. Although for all periods presented the Fund’s Class A share returns reflect the 4.50% maximum initial sales charge, the actual returns for periods prior to January 7, 2008 would have been lower if a 4.75% maximum initial sales charge then in effect was incurred. Effective June 4, 2007, there is no initial sales charge on purchases of Class C shares. Although for all periods presented the Fund’s Class C share returns do not reflect an initial sales charge, the actual returns for periods prior to June 4, 2007 would have been lower if a 1.00% maximum initial sales charge then in effect was incurred. Both the bar chart and table assume that all dividends and capital gain distributions, if any, were reinvested. Past performance (before and after taxes) is not indicative of future investment results.

After-tax returns presented in the table are for Class A shares only. After-tax returns for Class C and Class D shares will vary due to differing fees and expenses. After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs). The returns after taxes on distributions and sale of Fund shares may be greater than other returns presented for the same periods due to tax benefits from losses realized on the sale of Fund shares.

North Carolina Fund

Class A Annual Total Returns – Calendar Years

Best calendar quarter return: 4.65% – quarter ended 12/31/00.

Worst calendar quarter return: -2.22% – quarter ended 6/30/04.

Average Annual Total Returns – Periods Ended 12/31/07

	One Year	Five Years	Ten Years	Class C Since Inception 5/27/99
Class A
Return before taxes	(2.06)%	2.17%	3.57%	n/a
Return after taxes on distributions	(2.06)	2.10	3.45	n/a
Return after taxes on distributions and sale of Fund shares	(0.22)	2.34	3.56	n/a
Class C	0.81	2.34	n/a	3.24%
Class D	0.81	2.34	3.26	n/a
Lehman Brothers Municipal Bond Index	3.36	4.30	5.18	5.21(1)
Lipper North Carolina Municipal Debt Funds Average	1.13	3.19	4.03	4.01

The Lehman Brothers Municipal Bond Index (“Lehman Index”) and the Lipper single-state municipal debt funds averages are unmanaged benchmarks that assume the reinvestment of all distributions and exclude the effect of taxes and sales charges. The Lehman Index also excludes the effect of fees. The Lehman Index is an unmanaged index of long-term, fixed-rate, investment-grade, tax-exempt bonds representative of the municipal bond market and is composed of approximately 60% revenue bonds and 40% state government obligations. The Lipper single-state municipal debt funds averages measure the performance of funds that limit their assets to those securities exempt from taxation in a specified state (double tax-exempt) or city (triple tax-exempt). Investors cannot invest directly in an index or an average.

(1)	From 5/28/99.

North Carolina Fund

Fees and Expenses

The table below summarizes the fees and expenses that you may pay as a shareholder of the Fund. Each Class of shares has its own sales charge schedule and is subject to different ongoing 12b-1 fees. Shareholder fees are charged directly to your account. Annual fund operating expenses are deducted from Fund assets and are therefore paid indirectly by you and other shareholders of the Fund.

Shareholder Fees (fees paid directly from your investment)	Class A		Class C	Class D
Total Maximum Sales Charge (Load)	4.50%		1%	1%
Maximum Sales Charge (Load) on Purchases (as a % of offering price)	4.50%	(1)	none	none
Maximum Contingent Deferred Sales Charge (Load) (CDSC) on Redemptions (as a % of original purchase price or current net asset value, whichever is less)	none(1)		1%	1%

Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (as a percentage of average net assets)
Management Fees	0.50%		0.50%	0.50%
Distribution and/or Service (12b-1) Fees	0.25%		1.00%	1.00%
Other Expenses	0.54%		0.54%	0.54%
Total Annual Fund Operating Expenses	1.29%		2.04%	2.04%

(1)	Certain investors who do not pay an initial sales charge (e.g., purchases of $1,000,000 or more, and purchases through certain retirement plans) may be subject to a 1% CDSC if shares are sold within 18 months of purchase.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund’s total annual operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$575	$841	$1,126	$1,936
Class C	307	640	1,098	2,369
Class D	307	640	1,098	2,369

If you did not sell your shares at the end of each period, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class A	$575	$841	$1,126	$1,936
Class C	207	640	1,098	2,369
Class D	207	640	1,098	2,369

Ohio Fund

Investment Objective

The Ohio Fund seeks to maximize income exempt from regular federal income taxes and from Ohio personal income taxes to the extent consistent with preservation of capital and with consideration given to opportunities for capital gain.

Principal Investment Strategies

The Ohio Fund uses the following investment strategies to pursue its investment objective:

The Ohio Fund invests at least 80% of its net assets in Ohio municipal securities rated investment-grade when purchased. Such securities include those issued by the State, local governments thereof, each of their agencies and authorities, as well as territories and possessions of the United States, and the District of Columbia, provided that such securities pay interest that is exempt from regular federal income taxes and regular personal income taxes in the State of Ohio.

The Fund generally invests in long-term municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.

In abnormal market conditions, the Fund may temporarily invest more than 20% of its net assets in taxable investment-grade fixed-income securities. Under these circumstances, the Fund may not achieve its investment objective.

Specific Risks

In addition to the principal risks stated under the “Principal Risks” section at the beginning of this Prospectus, the Ohio Fund is subject to the following risks:

■

The Fund’s performance may be negatively affected by local, state or regional factors, including, but not limited to, state or local legislation or policy changes, economic factors, natural disasters and terrorist attacks.

■

Ohio’s economy relies in part on durable goods manufacturing largely concentrated in motor vehicles and equipment, steel, rubber products and household appliances. As a result, general economic activity, as in many other industrially developed states, tends to be more cyclical than in other less industrial states and in the nation as a whole.

Past Performance

The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be lower. The average annual total returns presented in the table below the chart do reflect the effect of the applicable sales charges. Effective January 7, 2008, the maximum initial sales charge on investments in Class A shares of less than $100,000 is 4.50%. Although for all periods presented the Fund’s Class A share returns reflect the 4.50% maximum initial sales charge, the actual returns for periods prior to January 7, 2008 would have been lower if a 4.75% maximum initial sales charge then in effect was incurred. Effective June 4, 2007, there is no initial sales charge on purchases of Class C shares. Although for all periods presented the Fund’s Class C share returns do not reflect an initial sales charge, the actual returns for periods prior to June 4, 2007 would have been lower if a 1.00% maximum initial sales charge then in effect was incurred. Both the bar chart and table assume that all dividends and capital gain distributions, if any, were reinvested. Past performance (before and after taxes) is not indicative of future investment results.

After-tax returns presented in the table are for Class A shares only. After-tax returns for Class C and Class D shares will vary due to differing fees and expenses. After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs). The returns after taxes on distributions and sale of Fund shares may be greater than other returns presented for the same periods due to tax benefits from losses realized on the sale of Fund shares.

Ohio Fund

Class A Annual Total Returns – Calendar Years

Best calendar quarter return: 5.38% – quarter ended 12/31/00.

Worst calendar quarter return: -2.12% – quarter ended 6/30/04.

Average Annual Total Returns – Periods Ended 12/31/07

	One Year	Five Years	Ten Years	Class C Since Inception 5/27/99
Class A
Return before taxes	(1.41)%	2.33%	3.75%	n/a
Return after taxes on distributions	(1.45)	2.29	3.68	n/a
Return after taxes on distributions and sale of Fund shares	0.42	2.53	3.79	n/a
Class C	1.41	2.37	n/a	3.29%
Class D	1.41	2.37	3.31	n/a
Lehman Brothers Municipal Bond Index	3.36	4.30	5.18	5.21	(1)
Lipper Ohio Municipal Debt Funds Average	1.95	3.38	4.10	4.09

The Lehman Brothers Municipal Bond Index (“Lehman Index”) and the Lipper single-state municipal debt funds averages are unmanaged benchmarks that assume the reinvestment of all distributions and exclude the effect of taxes and sales charges. The Lehman Index also excludes the effect of fees. The Lehman Index is an unmanaged index of long-term, fixed-rate, investment-grade, tax-exempt bonds representative of the municipal bond market and is composed of approximately 60% revenue bonds and 40% state government obligations. The Lipper single-state municipal debt funds averages measure the performance of funds that limit their assets to those securities exempt from taxation in a specified state (double tax-exempt) or city (triple tax-exempt). Investors cannot invest directly in an index or an average.

(1)	From 5/28/99.

Ohio Fund

Fees and Expenses

The table below summarizes the fees and expenses that you may pay as a shareholder of the Fund. Each Class of shares has its own sales charge schedule and is subject to different ongoing 12b-1 fees. Shareholder fees are charged directly to your account. Annual fund operating expenses are deducted from Fund assets and are therefore paid indirectly by you and other shareholders of the Fund.

Shareholder Fees (fees paid directly from your investment)	Class A		Class C	Class D
Total Maximum Sales Charge (Load)	4.50%		1%	1%
Maximum Sales Charge (Load) on Purchases (as a % of offering price)	4.50%	(1)	none	none
Maximum Contingent Deferred Sales Charge (Load) (CDSC) on Redemptions (as a % of original purchase price or current net asset value, whichever is less)	none(1)		1%	1%

Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (as a percentage of average net assets)
Management Fees	0.50%		0.50%	0.50%
Distribution and/or Service (12b-1) Fees	0.10%		1.00%	1.00%
Other Expenses	0.26%		0.26%	0.26%
Total Annual Fund Operating Expenses	0.86%		1.76%	1.76%

(1)	Certain investors who do not pay an initial sales charge (e.g., purchases of $1,000,000 or more, and purchases through certain retirement plans) may be subject to a 1% CDSC if shares are sold within 18 months of purchase.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund’s total annual operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$534	$712	$905	$1,463
Class C	279	554	954	2,073
Class D	279	554	954	2,073

If you did not sell your shares at the end of each period, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class A	$534	$712	$905	$1,463
Class C	179	554	954	2,073
Class D	179	554	954	2,073

Oregon Fund

Investment Objective

The Oregon Fund seeks to maximize income exempt from regular federal income taxes and from Oregon personal income taxes to the extent consistent with preservation of capital and with consideration given to opportunities for capital gain.

Principal Investment Strategies

The Oregon Fund uses the following strategies to pursue its investment objective:

The Oregon Fund invests at least 80% of its net assets in Oregon municipal securities rated investment-grade when purchased. Such securities include those issued by the State, local governments thereof, each of their agencies and authorities, as well as territories and possessions of the United States, and the District of Columbia, provided that such securities pay interest that is exempt from regular federal income taxes and regular personal income taxes in the State of Oregon.

The Fund generally invests in long-term municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.

In abnormal market conditions, the Fund may temporarily invest more than 20% of its net assets in taxable investment-grade fixed-income securities. Under these circumstances, the Fund may not achieve its investment objective.

Specific Risks

In addition to the principal risks stated under the “Principal Risks” section at the beginning of this Prospectus, the Oregon Fund is subject to the following risks:

■

The Fund’s performance may be negatively affected by local, state or regional factors, including, but not limited to, state or local legislation or policy changes, economic factors, natural disasters and terrorist attacks.

■

Oregon’s economy may be adversely affected by, among other factors, a potential downturn in its manufacturing industry caused by a global economic slowdown and/or a depreciation of the U.S. dollar and rising regional energy prices.

Past Performance

The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be lower. The average annual total returns presented in the table below the chart do reflect the effect of the applicable sales charges. Effective January 7, 2008, the maximum initial sales charge on investments in Class A shares of less than $100,000 is 4.50%. Although for all periods presented the Fund’s Class A share returns reflect the 4.50% maximum initial sales charge, the actual returns for periods prior to January 7, 2008 would have been lower if a 4.75% maximum initial sales charge then in effect was incurred. Effective June 4, 2007, there is no initial sales charge on purchases of Class C shares. Although for all periods presented the Fund’s Class C share returns do not reflect an initial sales charge, the actual returns for periods prior to June 4, 2007 would have been lower if a 1.00% maximum initial sales charge then in effect was incurred. Both the bar chart and table assume that all dividends and capital gain distributions, if any, were reinvested. Past performance (before and after taxes) is not indicative of future investment results.

After-tax returns presented in the table are for Class A shares only. After-tax returns for Class C and Class D shares will vary due to differing fees and expenses. After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs). The returns after taxes on distributions and sale of Fund shares may be greater than other returns presented for the same periods due to tax benefits from losses realized on the sale of Fund shares.

Oregon Fund

Class A Annual Total Returns – Calendar Years

Best calendar quarter return: 5.07% – quarter ended 12/31/00.

Worst calendar quarter return: -1.78% – quarter ended 6/30/99.

Average Annual Total Returns – Periods Ended 12/31/07

	One Year	Five Years	Ten Years	Class C Since Inception 5/27/99
Class A
Return before taxes	(1.47)%	2.68%	3.99%	n/a
Return after taxes on distributions	(1.49)	2.64	3.91	n/a
Return after taxes on distributions and sale of Fund shares	0.40	2.85	3.99	n/a
Class C	1.19	2.67	n/a	3.50%
Class D	1.19	2.67	3.52	n/a
Lehman Brothers Municipal Bond Index	3.36	4.30	5.18	5.21	(1)
Lipper Oregon Municipal Debt Funds Average	2.01	3.52	4.20	4.17

The Lehman Brothers Municipal Bond Index (“Lehman Index”) and the Lipper single-state municipal debt funds averages are unmanaged benchmarks that assume the reinvestment of all distributions and exclude the effect of taxes and sales charges. The Lehman Index also excludes the effect of fees. The Lehman Index is an unmanaged index of long-term, fixed-rate, investment-grade, tax-exempt bonds representative of the municipal bond market and is composed of approximately 60% revenue bonds and 40% state government obligations. The Lipper single-state municipal debt funds averages measure the performance of funds that limit their assets to those securities exempt from taxation in a specified state (double tax-exempt) or city (triple tax-exempt). Investors cannot invest directly in an index or an average.

(1)	From 5/28/99.

Oregon Fund

Fees and Expenses

The table below summarizes the fees and expenses that you may pay as a shareholder of the Fund. Each Class of shares has its own sales charge schedule and is subject to different ongoing 12b-1 fees. Shareholder fees are charged directly to your account. Annual fund operating expenses are deducted from Fund assets and are therefore paid indirectly by you and other shareholders of the Fund.

Shareholder Fees (fees paid directly from your investment)	Class A		Class C	Class D
Total Maximum Sales Charge (Load)	4.50%		1%	1%
Maximum Sales Charge (Load) on Purchases (as a % of offering price)	4.50%	(1)	none	none
Maximum Contingent Deferred Sales Charge (Load) (CDSC) on Redemptions (as a % of original purchase price or current net asset value, whichever is less)	none(1)		1%	1%

Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (as a percentage of average net assets)
Management Fees	0.50%		0.50%	0.50%
Distribution and/or Service (12b-1) Fees	0.10%		1.00%	1.00%
Other Expenses	0.30%		0.30%	0.30%
Total Annual Fund Operating Expenses	0.90%		1.80%	1.80%

(1)	Certain investors who do not pay an initial sales charge (e.g., purchases of $1,000,000 or more, and purchases through certain retirement plans) may be subject to a 1% CDSC if shares are sold within 18 months of purchase.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund’s total annual operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$538	$724	$926	$1,508
Class C	283	566	975	2,116
Class D	283	566	975	2,116

If you did not sell your shares at the end of each period, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class A	$538	$724	$926	$1,508
Class C	183	566	975	2,116
Class D	183	566	975	2,116

Pennsylvania Fund

Investment Objective

The Pennsylvania Fund seeks high income exempt from regular federal income tax and Pennsylvania income taxes consistent with preservation of capital.

Principal Investment Strategies

The Pennsylvania Fund uses the following investment strategies to pursue its investment objective:

The Pennsylvania Fund invests at least 80% of its net assets in Pennsylvania municipal securities rated investment-grade when purchased. Such securities include those issued by the State, local governments thereof, each of their agencies and authorities, as well as territories and possessions of the United States, and the District of Columbia, provided that such securities pay interest that is exempt from regular federal income taxes and regular personal income taxes in the State of Pennsylvania. The Fund will ordinarily hold securities with maturities in excess of one year.

The Fund generally invests in long-term municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.

In abnormal market conditions, the Fund may temporarily invest more than 20% of its net assets in taxable investment-grade fixed-income securities. Under these circumstances, the Fund may not achieve its investment objective.

Specific Risks

In addition to the principal risks stated under the “Principal Risks” section at the beginning of this Prospectus, the Pennsylvania Fund is subject to the following risks:

■

The Fund’s performance may be negatively affected by local, state or regional factors, including, but not limited to, state or local legislation or policy changes, economic factors, natural disasters and terrorist attacks.

■

Pennsylvania and various of its political subdivisions, including the Philadelphia School District and the cities of Philadelphia, Pittsburgh and Scranton, have, in the past, encountered financial difficulties due to slowdowns in the pace of economic activity and other factors.

Past Performance

The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be lower. The average annual total returns presented in the table below the chart do reflect the effect of the applicable sales charges. Effective January 7, 2008, the maximum initial sales charge on investments in Class A shares of less than $100,000 is 4.50%. Although for all periods presented the Fund’s Class A share returns reflect the 4.50% maximum initial sales charge, the actual returns for periods prior to January 7, 2008 would have been lower if a 4.75% maximum initial sales charge then in effect was incurred. Effective June 4, 2007, there is no initial sales charge on purchases of Class C shares. Although for all periods presented the Fund’s Class C share returns do not reflect an initial sales charge, the actual returns for periods prior to June 4, 2007 would have been lower if a 1.00% maximum initial sales charge then in effect was incurred. Both the bar chart and table assume that all dividends and capital gain distributions, if any, were reinvested. Past performance (before and after taxes) is not indicative of future investment results.

After-tax returns presented in the table are for Class A shares only. After-tax returns for Class C and Class D shares will vary due to differing fees and expenses. After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs). The returns after taxes on distributions and sale of Fund shares may be greater than other returns presented for the same periods due to tax benefits from losses realized on the sale of Fund shares.

Pennsylvania Fund

Class A Annual Total Returns – Calendar Years

Best calendar quarter return: 5.28% – quarter ended 12/31/00.

Worst calendar quarter return: -2.61% – quarter ended 6/30/04.

Average Annual Total Returns – Periods Ended 12/31/07

	One Year	Five Years	Ten Years	Class C Since Inception 5/27/99
Class A
Return before taxes	(2.12)%	1.85%	3.52%	n/a
Return after taxes on distributions	(2.12)	1.82	3.43	n/a
Return after taxes on distributions and sale of Fund shares	(0.29)	2.05	3.52	n/a
Class C	0.85	2.00	n/a	3.14%
Class D	0.72	2.00	3.21	n/a
Lehman Brothers Municipal Bond Index	3.36	4.30	5.18	5.21	(1)
Lipper Pennsylvania Municipal Debt Funds Average	1.21	3.81	4.20	4.15

The Lehman Brothers Municipal Bond Index (“Lehman Index”) and the Lipper single-state municipal debt funds averages are unmanaged benchmarks that assume the reinvestment of all distributions and exclude the effect of taxes and sales charges. The Lehman Index also excludes the effect of fees. The Lehman Index is an unmanaged index of long-term, fixed-rate, investment-grade, tax-exempt bonds representative of the municipal bond market and is composed of approximately 60% revenue bonds and 40% state government obligations. The Lipper single-state municipal debt funds averages measure the performance of funds that limit their assets to those securities exempt from taxation in a specified state (double tax-exempt) or city (triple tax-exempt). Investors cannot invest directly in an index or an average.

(1)	From 5/28/99.

Pennsylvania Fund

Fees and Expenses

The table below summarizes the fees and expenses that you may pay as a shareholder of the Fund. Each Class of shares has its own sales charge schedule and is subject to different ongoing 12b-1 fees. Shareholder fees are charged directly to your account. Annual fund operating expenses are deducted from Fund assets and are therefore paid indirectly by you and other shareholders of the Fund.

Shareholder Fees (fees paid directly from your investment)	Class A		Class C	Class D
Total Maximum Sales Charge (Load)	4.50%		1%	1%
Maximum Sales Charge (Load) on Purchases (as a % of offering price)	4.50%	(1)	none	none
Maximum Contingent Deferred Sales Charge (Load) (CDSC) on Redemptions (as a % of original purchase price or current net asset value, whichever is less)	none(1)		1%	1%

Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (as a percentage of average net assets)
Management Fees	0.50%		0.50%	0.50%
Distribution and/or Service (12b-1) Fees	0.24%		1.00%	1.00%
Other Expenses	0.61%		0.61%	0.61%
Total Annual Fund Operating Expenses	1.35%		2.11%	2.11%

(1)	Certain investors who do not pay an initial sales charge (e.g., purchases of $1,000,000 or more, and purchases through certain retirement plans) may be subject to a 1% CDSC if shares are sold within 18 months of purchase.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund’s total annual operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$581	$858	$1,156	$2,001
Class C	314	661	1,134	2,441
Class D	314	661	1,134	2,441

If you did not sell your shares at the end of each period, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class A	$581	$858	$1,156	$2,001
Class C	214	661	1,134	2,441
Class D	214	661	1,134	2,441

South Carolina Fund

Investment Objective

The South Carolina Fund seeks to maximize income exempt from regular federal income taxes and from South Carolina personal income taxes to the extent consistent with preservation of capital and with consideration given to opportunities for capital gain.

Principal Investment Strategies

The South Carolina Fund uses the following investment strategies to pursue its investment objective:

The South Carolina Fund invests at least 80% of its net assets in South Carolina municipal securities rated investment-grade when purchased. Such securities include those issued by the State, local governments thereof, each of their agencies and authorities, as well as territories and possessions of the United States, and the District of Columbia, provided that such securities pay interest that is exempt from regular federal income taxes and regular personal income taxes in the State of South Carolina.

The Fund generally invests in long-term municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.

In abnormal market conditions, the Fund may temporarily invest more than 20% of its net assets in taxable investment-grade fixed-income securities. Under these circumstances, the Fund may not achieve its investment objective.

Specific Risks

In addition to the principal risks stated under the “Principal Risks” section at the beginning of this Prospectus, the South Carolina Fund is subject to the following risks:

■

The Fund’s performance may be negatively affected by local, state or regional factors, including, but not limited to, state or local legislation or policy changes, economic factors, natural disasters and terrorist attacks.

■

Although South Carolina has not defaulted on its bonded debt since 1879, the State did experience certain budgeting difficulties from 1991 to 1993 and from 2000 to 2004. These difficulties did not affect the State’s ability to pay its indebtedness, but did result in S&P lowering its rating on South Carolina general obligation bonds in 1993. The rating was restored to AAA in 1996. In 2005, S&P again lowered its rating on South Carolina general obligation bonds to AA+, primarily citing the overall economic climate in South Carolina. Moody’s has maintained its rating on South Carolina general obligation bonds of Aaa.

■

South Carolina had year-end deficits of $87.4 million, $149 million and $177 million for fiscal years 2001, 2002 and 2003, respectively. The deficit for fiscal year 2002 exhausted the State’s General Reserve Fund. Appropriations to the General Reserve Fund made in fiscal year 2003 were applied to the reduction of the deficit at the end of fiscal year 2003.

■

South Carolina experienced further revenue shortfalls in the first two quarters of fiscal year 2004. In August 2003, the Capital Reserve Fund for fiscal year 2004 was sequestered and a 1% across the board reduction of General Fund appropriations implemented. As of December 15, 2003, Moody’s assigned a negative outlook to the State’s general obligation debt credit rating. In March, 2007, Moody’s changed the outlook to stable, which remains in effect as of the date of this Prospectus.

■

Due to more positive financial results for fiscal years 2004, 2005 and 2006, South Carolina has eliminated the cumulative $177 million deficit and has fully restored the required balances in the General Reserve Fund and the Capital Reserve Fund.

■

The state sales tax was increased by one cent (“1¢”), excluding food and accommodations, effective June 1, 2007. Taxpayers began receiving relief from the school operating exemption on their tax bills due in January 2008. Revenues from the additional 1¢ tax will be placed into a trust fund. The trust fund will be used (in priority order) to replace the eliminated school operating taxes on owner occupied homes with revenues from the 1¢ general sales tax imposed; then provide $2.5 million total in minimum replacement funding for each county to be distributed among the school districts; then, if funds are available, roll back county operations taxes on owner occupied homes as far as possible, as remaining funds are available from imposition of the new 1¢ general sales tax. If the revenues in the trust fund are ever insufficient to remove all school operating property taxes on owner occupied homes based on the growth factors outlined in Act 388 of 2006, the difference must be made up from the General Fund. Only the school operating replacement funds and the funds for the $2.5 million floor become an obligation of the General Fund if growth is ever not sufficient to cover the obligations of the fund.

■

Property taxing entities are prohibited from raising the operating millage rate by more than population growth plus the increase in the Consumer Price Index. This cap may not be overridden except in the case of an emergency situation, as listed below. This increase requires a two-thirds vote of the local governing body. The additional tax must be listed separately on the tax statement, and may only be put into effect for the amount of time necessary to remedy the emergency. Allowable emergency situations are a previous year’s deficit; a catastrophic event; court order or decree; loss of a taxpaying entity that made up more than 10% of the county’s property tax revenue; or a federal or state requirement enacted after date of ratification.

■	The state sales tax on groceries (non-prepared food) was permanently eliminated beginning on November 1, 2007.

Past Performance

The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be lower. The average annual total returns presented in the table below the chart do reflect the effect of the applicable sales charges. Effective January 7, 2008, the maximum initial sales charge on investments in Class A shares of less than $100,000 is 4.50%. Although for all periods presented the Fund’s Class A share returns reflect the 4.50% maximum initial sales charge, the actual returns for periods prior to January 7, 2008 would have been lower if a 4.75% maximum initial sales charge then in effect was incurred. Effective June 4, 2007, there is no initial sales charge on purchases of Class C shares. Although for all periods presented the Fund’s Class C share returns do not reflect an initial sales charge, the actual returns for periods prior to June 4, 2007 would have been lower if a 1.00% maximum initial sales charge then in effect was incurred. Both the bar chart and table assume that all dividends and capital gain distributions, if any, were reinvested. Past performance (before and after taxes) is not indicative of future investment results.

After-tax returns presented in the table are for Class A shares only. After-tax returns for Class C and Class D shares will vary due to differing fees and expenses. After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs). The returns after taxes on distributions and sale of Fund shares may be greater than other returns presented for the same periods due to tax benefits from losses realized on the sale of Fund shares.

South Carolina Fund

Class A Annual Total Returns – Calendar Years

Best calendar quarter return: 5.68% – quarter ended 12/31/00.

Worst calendar quarter return: -2.38% – quarter ended 6/30/04.

Average Annual Total Returns – Periods Ended 12/31/07

	One Year	Five Years	Ten Years	Class C Since Inception 5/27/99
Class A
Return before taxes	(2.11)%	3.00%	4.01%	n/a
Return after taxes on distributions	(2.14)	2.92	3.92	n/a
Return after taxes on distributions and sale of Fund shares	0.01	3.10	4.01	n/a
Class C	0.58	3.01	n/a	3.63%
Class D	0.58	3.01	3.57	n/a
Lehman Brothers Municipal Bond Index	3.36	4.30	5.18	5.21	(1)
Lipper Other States Municipal Debt Funds Average	1.44	4.00	4.35	3.96

The Lehman Brothers Municipal Bond Index (“Lehman Index”) and the Lipper Other States Municipal Debt Funds Average are unmanaged benchmarks that assume the reinvestment of all distributions and exclude the effect of taxes and sales charges. The Lehman Index also excludes the effect of fees. The Lehman Index is an unmanaged index of long-term, fixed-rate, investment-grade, tax-exempt bonds representative of the municipal bond market and is composed of approximately 60% revenue bonds and 40% state government obligations. The Lipper Other States Municipal Debt Funds Average measures the performance of funds that invest in municipal debt issues with dollar-weighted average maturities of five to ten years and are exempt from taxation on a specified city or state basis. Investors cannot invest directly in an index or an average.

(1)	From 5/28/99.

South Carolina Fund

Fees and Expenses

The table below summarizes the fees and expenses that you may pay as a shareholder of the Fund. Each Class of shares has its own sales charge schedule and is subject to different ongoing 12b-1 fees. Shareholder fees are charged directly to your account. Annual fund operating expenses are deducted from Fund assets and are therefore paid indirectly by you and other shareholders of the Fund.

Shareholder Fees (fees paid directly from your investment)	Class A		Class C	Class D
Total Maximum Sales Charge (Load)	4.50%		1%	1%
Maximum Sales Charge (Load) on Purchases (as a % of offering price)	4.50%	(1)	none	none
Maximum Contingent Deferred Sales Charge (Load) (CDSC) on Redemptions (as a % of original purchase price or current net asset value, whichever is less)	none(1)		1%	1%

Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (as a percentage of average net assets)
Management Fees	0.50%		0.50%	0.50%
Distribution and/or Service (12b-1) Fees	0.10%		1.00%	1.00%
Other Expenses	0.27%		0.27%	0.27%
Total Annual Fund Operating Expenses	0.87%		1.77%	1.77%

(1)	Certain investors who do not pay an initial sales charge (e.g., purchases of $1,000,000 or more, and purchases through certain retirement plans) may be subject to a 1% CDSC if shares are sold within 18 months of purchase.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund’s total annual operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$535	$715	$911	$1,474
Class C	280	557	959	2,084
Class D	280	557	959	2,084

If you did not sell your shares at the end of each period, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class A	$535	$715	$911	$1,474
Class C	180	557	959	2,084
Class D	180	557	959	2,084

Management of the Funds

A Board of Directors or Board of Trustees (as applicable) provides broad supervision over the affairs of each Fund.

J. & W. Seligman & Co. Incorporated (“Seligman”), 100 Park Avenue, New York, New York 10017, is the investment manager of each Fund. Seligman manages the investment of each Fund’s assets, including making purchases and sales of portfolio securities consistent with each Fund’s investment objective and strategies, and administers each Fund’s business and other affairs.

Established in 1864, Seligman currently serves as manager to 24 US registered investment companies, which offer 61 investment portfolios with approximately $11.6 billion in assets as of December 31, 2007. Seligman also provides investment management or advice to institutional or other accounts having an aggregate value at December 31, 2007 of approximately $8.1 billion.

Each Fund pays Seligman a fee for its management services. For the fiscal year ended September 30, 2007, the fee for each Fund is equal to an annual rate of 0.50% of each Fund’s average daily net assets. Seligman, at its discretion, has agreed to waive a portion of its fees so as to limit the per annum management fee of the California High-Yield Fund and Florida Fund to 0.40% and 0.35%, respectively. Seligman may discontinue its fee waivers at any time.

A discussion regarding the basis for the Boards of Directors’ or Trustees’ (as applicable) approval of the continuance of the investment management agreements between the Funds and Seligman will be made available in the applicable Funds’ Mid-Year Reports, dated March 31, 2008.

Portfolio Management

The Funds are managed by the Seligman Municipals Team, which is headed by Mr. Thomas G. Moles. Mr. Moles, a Director and Managing Director of Seligman, is Vice President and Co-Portfolio Manager of the Funds. He is also Executive Vice President and Co- Portfolio Manager of Seligman Select Municipal Fund, Inc. (a closed-end investment company). Mr. Moles joined Seligman in 1983.

Ms. Eileen A. Comerford, a Managing Director of Seligman, is Vice President and Co-Portfolio Manager of the Funds. She is also Vice President and Co-Portfolio Manager of Seligman Select Municipal Fund, Inc. Ms. Comerford joined Seligman in 1980.

Mr. Moles and Ms. Comerford each have decision making authority with respect to the investments of the Funds.

Each Fund’s Statement of Additional Information provides additional information about the compensation of each Co-Portfolio Manager, other accounts managed by each Co-Portfolio Manager, and each Co-Portfolio Manager’s ownership of securities of the Funds.

Affiliates of Seligman:

Seligman Advisors, Inc. (“Seligman Advisors”):

Each Fund’s distributor; responsible for accepting orders for purchases and sales of Fund shares.

Seligman Services, Inc.:

A limited purpose broker/dealer; acts as the broker/dealer of record for shareholder accounts that do not have a designated broker or financial advisor.

Seligman Data Corp. (“SDC”):

Each Fund’s shareholder service agent; provides shareholder account services to the Funds at cost.

Regulatory Matters

In late 2003, Seligman conducted an extensive internal review concerning mutual fund trading practices. Seligman’s review, which covered the period 2001-2003, noted one arrangement that permitted frequent trading in certain open-end registered investment companies managed by Seligman (the “Seligman Funds”); this arrangement was in the process of being closed down by Seligman before September 2003. Seligman identified three other arrangements that permitted frequent trading, all of which had been terminated by September 2002. In January 2004, Seligman, on a voluntary basis, publicly disclosed these four arrangements to its clients and to shareholders of the Seligman Funds. Seligman also provided information concerning mutual fund trading practices to the Securities and Exchange Commission (the “SEC”) and the Office of the Attorney General of the State of New York (“NYAG”).

In September 2005, the New York staff of the SEC indicated that it was considering recommending to the Commissioners of the SEC the instituting of a formal action against Seligman and Seligman Advisors, Inc. (Seligman Advisors) relating to frequent trading in the Seligman Funds. Seligman responded to the staff in October 2005 that it believed that any action would be both inappropriate and unnecessary, especially in light of the fact that Seligman had previously resolved the underlying issue with the Independent Directors of the Seligman Funds and made recompense to the affected Seligman Funds.

In September 2006, the NYAG commenced a civil action in New York State Supreme Court against Seligman, Seligman Advisors, Seligman Data Corp. and Brian T. Zino (collectively, the “Seligman Parties”), alleging, in substance, that, in addition to the four arrangements noted above, the Seligman Parties permitted other persons to engage in frequent trading and, as a result, the prospectus disclosure used by the registered investment companies managed by Seligman is and has been misleading. The NYAG included other related claims and also claimed that the fees charged by Seligman to the Seligman Funds were excessive. The NYAG is seeking damages of at least $80 million and restitution, disgorgement, penalties and costs and injunctive relief. The Seligman Parties answered the complaint in December 2006 and believe that the claims are without merit.

Any resolution of these matters may include the relief noted above or other sanctions or changes in procedures. Any damages would be paid by Seligman and not by the Seligman Funds. If the NYAG obtains injunctive relief, Seligman and its affiliates could, in the absence of the SEC in its discretion granting exemptive relief, be enjoined from providing advisory and underwriting services to the Seligman Funds and other registered investment companies.

Seligman does not believe that the foregoing legal action or other possible actions will have a material adverse impact on Seligman or its clients, including the Seligman Funds and other investment companies managed by it; however, there can be no assurance of this or that these matters and any related publicity will not affect demand for shares of the Seligman Funds and such other investment companies or have other adverse consequences.

Shareholder Information

Deciding Which Class of Shares to Buy

Each of the Funds’ Classes represent an interest in the same portfolio of investments. However, each Class has its own sales charge schedule, and its ongoing 12b-1 fees may differ from other Classes. When deciding which Class of shares to buy, you should consider, among other things:

■	The amount you plan to invest.

■	How long you intend to remain invested in a Fund, or another Seligman mutual fund.

■	If you would prefer to pay an initial sales charge and lower ongoing 12b-1 fees, or be subject to a CDSC (i.e., a contingent deferred sales charge) and pay higher ongoing 12b-1 fees.

■	Whether you may be eligible for reduced or no sales charges when you buy or sell shares.

An authorized dealer or your financial advisor will be able to help you decide which Class of shares best meets your needs.

Class A

■	Initial sales charge on Fund purchases, as set forth below:

Amount of your Investment	Sales Charge as a % of Offering Price(1)	Sales Charge as a % of Net Amount Invested	Regular Dealer Discount as a % of Offering Price(1)
Less than $100,000	4.50%	4.71%	4.00%
$100,000 – $249,999	3.50	3.63	3.00
$250,000 – $499,999	2.50	2.56	2.25
$500,000 – $999,999	2.00	2.04	1.75
$1,000,000 and over(2)	0.00	0.00	0.00

(1)	“Offering Price” is the amount that you actually pay for Fund shares; it includes the initial sales charge.
(2)	You will not pay an initial sales charge on purchases of $1 million or more, but you will be subject to a 1% CDSC if you sell your shares within 18 months.

■	Annual 12b-1 fee (for shareholder services) of up to 0.25%.

■	No initial sales charge on reinvested dividends or capital gain distributions.

Please consult your financial advisor for assistance in selecting the appropriate class of shares.

Information Regarding Breakpoint Discounts for Class A Shares

Purchases of Class A shares by a “single person” may be eligible for the reduced initial sales charges (“Breakpoint Discounts”) that are described above. For the purpose of the Breakpoint Discount thresholds, “single persons” includes individuals and immediate family members (i.e., husband, wife, and minor children), as well as designated fiduciaries, certain employee benefit plans and certain tax-exempt organizations. For more information about what constitutes a “single person”, please consult the applicable Fund’s Statement of Additional Information. “Single persons” may be eligible for Breakpoint Discounts under the following circumstances:

Discounts and Rights of Accumulation. Breakpoint Discounts contemplated above are available under a Seligman Group of Funds program referred to as “Rights of Accumulation.” Under this program, reduced sales charges will apply if the sum of (i) the current amount being invested by a “single person” in Class A shares of a Fund and in Class A shares of other Seligman mutual funds (excluding Seligman Cash Management Fund), (ii) the current net asset value of the Class A shares and Class B shares of other Seligman mutual funds already owned by the “single person” other than Seligman Cash Management Fund (except as provided in (iii)) and (iii) the current net asset value of Class A shares of Seligman Cash Management Fund which were acquired by a “single person” through an exchange of Class A shares of another Seligman mutual fund, exceeds the Breakpoint Discount thresholds described for Class A shares above.

The value of the shares contemplated by items (ii) and (iii) above (collectively, the “Prior Owned Shares”) will be taken into account only if SDC or the financial intermediary (if you are purchasing through a financial intermediary) is notified that there are holdings eligible for aggregation to meet the applicable Breakpoint Discount thresholds. If you are purchasing shares through a financial intermediary, you should consult with your intermediary to determine what information you will need to provide them in order to receive the Breakpoint Discounts to which you may be entitled. This information may include account records regarding shares eligible for aggregation that are held at any financial intermediary, as well as a social security or tax identification number. You may need to provide this information each time you purchase shares. In addition, certain financial intermediaries may prohibit you from aggregating investments in the Seligman Group of mutual funds if those investments are held in your accounts with a different intermediary or with SDC.

If you are dealing directly with SDC, you should provide SDC with account information for any shares eligible for aggregation. This information includes account records and a social security or tax identification number. You may need to provide this information each time you purchase shares.

Letter of Intent. A letter of intent allows you to purchase Class A shares over a 13-month period with the benefit of the Breakpoint Discounts discussed above, based on the total amount of Class A shares of the Fund that the letter states that you intend to purchase plus the current net asset value of the Prior Owned Shares. Reduced sales charges may be applied to purchases made within a 13-month period starting from the date of receipt from you of a letter of intent. In connection with such arrangement, a portion of the shares you initially purchase will be held in escrow to provide for any sales charges that might result if you fail to purchase the amount of shares contemplated by the letter of intent assuming your purchases would not otherwise be eligible for Breakpoint Discounts. These shares will be released upon completion of the purchases contemplated by the letter of intent.

Eligible Employee Benefit Plans. Eligible employee benefit plans which have at least $2 million in plan assets at the time of investment in a Fund may purchase Class A shares at net asset value, but, in the event of plan termination, will be subject to a CDSC of 1% on shares purchased within eighteen months prior to plan termination.

CDSCs. Purchases of Class A shares of $1 million or more under any of the programs discussed above are subject to a CDSC of 1% on redemptions made within 18 months of purchase, subject to certain limited exceptions set forth in the applicable Fund’s Statement of Additional Information.

Additional Information. For more information regarding Breakpoint Discounts, please consult the applicable Fund’s Statement of Additional Information. This information can also be found at www.seligman.com via a hyperlink that is designed to facilitate access to the information.

Information Regarding Sales of Class A Shares at Net Asset Value

Class A shares of a Fund may be issued without a sales charge to present and former directors, trustees, officers, employees (and their respective family members) of a Fund, the other investment companies in the Seligman Group of mutual funds, Seligman, SDC and Seligman’s affiliates.

Class A shares may also be issued without an initial sales charge to the following entities as further described in the applicable Fund’s Statement of Additional Information: certain registered unit investment trusts; separate accounts established and maintained by certain insurance companies; registered representatives and employees (and their spouses and minor children) of any dealer or bank that has a sales agreement with the Funds’ distributor; financial institution trust departments; certain registered investment advisers; accounts of certain financial institutions, authorized dealers or investment advisors that charge account management fees; pursuant to certain sponsored arrangements with organizations that make recommendations or permit solicitations of its employees, members or participants; other investment companies in the Seligman Group of Funds in connection with a deferred fee arrangement for outside Directors, or pursuant to a “fund of funds” arrangement; certain “eligible employee benefit plans”; those partners and employees of outside counsel to the Funds or their directors or trustees who regularly provide advice and services to the Funds, to other funds managed by Seligman, or to their directors or trustees; in connection with sales pursuant to retirement plan alliance programs that have a written agreement with the Funds’ distributor; and to participants in certain retirement and deferred compensation plans and trusts for which certain entities act as broker-dealer, trustee, or record keeper.

For more information about those who can purchase shares of the Funds without a sales charge and other relevant information, please consult the applicable Fund’s Statement of Additional Information. In addition, this information can be found at www.seligman.com via a hyperlink that is designed to facilitate access to the information.

If you are eligible to purchase Class A shares without a sales charge, you should inform your financial intermediary or SDC of such eligibility and be prepared to provide proof thereof.

Class C or Class D*

■ No initial sales charge on purchases. ■ A 1% CDSC on shares sold within one year of purchase. ■ Annual 12b-1 fee (for distribution and shareholder services) of 1.00%.	Your purchase of Class C or Class D shares must be for less than $1,000,000 because if you invest $1,000,000 or more, you will pay less in fees and charges if you buy Class A shares. Please consult your financial advisor for assistance in selecting the appropriate class of shares.

■	No automatic conversion to Class A shares, so you will be subject to higher ongoing 12b-1 fees indefinitely.

■	No CDSC when you sell shares purchased with reinvested dividends or capital gain distributions.

*	Class D shares are not available to all investors. You may purchase Class D shares only (1) if you already own Class D shares of a Fund or another Seligman mutual fund, (2) if your financial advisor of record maintains an omnibus account at SDC, or (3) pursuant to a 401(k) or other retirement plan program for which Class D shares are already available or for which the sponsor requests Class D shares because the sales charge structure of Class D shares is comparable to the sales charge structure of the other funds offered under the program.

Seligman (as well as the Funds’ distributor) may provide cash payments out of its own resources to financial intermediaries that sell shares of the Funds or otherwise provide services to the Funds. For more details regarding such payments, please consult the applicable Fund’s Statement of Additional Information.

Each Fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940, that allows each Class of a Fund to pay 12b-1 fees for the sale and distribution of its shares and/or for providing services to shareholders.

Because 12b-1 fees are paid out of each Class’s assets on an ongoing basis, over time these fees will increase your investment expenses and may cost you more than other types of charges.

The Boards of Directors or Trustees, as applicable, believe that no conflict of interest currently exists between a Fund’s Class A, Class C and Class D shares. On an ongoing basis, the Directors or Trustees, in the exercise of their fiduciary duties under the Investment Company Act of 1940 and applicable state law, will seek to ensure that no such conflict arises.

How CDSCs Are Calculated

To minimize the amount of the CDSC you may pay when you sell your shares, each Fund assumes that shares acquired through reinvested dividends and capital gain distributions (which are not subject to a CDSC) are sold first. Shares that have been in your account long enough so they are not subject to a CDSC are sold next. After these shares are exhausted, shares will be sold in the order they were purchased (earliest to latest). The amount of any CDSC that you pay will be based on the shares’ original purchase price or current net asset value, whichever is less.

You will not pay a CDSC when you exchange shares of any Fund to buy shares of the same class of shares of any other Seligman mutual fund or when you exchange shares of another Seligman mutual fund to buy the same class of shares of a Fund. For the purpose of calculating the CDSC, when you exchange shares of a Fund for the same class of another Seligman mutual fund, it will be assumed that you held the shares of the other Seligman mutual fund since the date you purchased the shares of that Fund. Similarly, when you exchange shares of another Seligman mutual fund for shares of a Fund, it will be assumed that you held the shares of that Fund since the date you originally purchased shares of the other Seligman mutual fund.

The CDSC on Class A, Class C and Class D shares may be waived or reduced in the following instances: on redemptions following death or disability; in connection with certain distributions from certain retirement plans, 403(b) plans, 401(k) plans and IRAs; in connection with shares sold to current and retired Directors/Trustees; in connection with shares sold to a governmental entity which is prohibited by applicable laws from paying sales charges and related fees; in connection with systematic withdrawals; in connection with participation in certain 401(k) and retirement programs; on incidental redemptions to cover administrative expenses; on redemptions of shares initially purchased by an eligible employee benefit plan that are not in connection with a plan-level termination; and in the case of Class A shares purchased by certain institutional investors. The CDSC may also be waived on any redemption of Class A shares that are purchased by an eligible employee benefit plan that is a separate account client of Seligman at the time of initial investment (or within the prior 30 days) in a Seligman mutual fund. For more information, please consult the applicable Fund’s Statement of Additional Information or www.seligman.com.

Pricing of Fund Shares

When you buy or sell shares, you do so at the Class’s net asset value (“NAV”) next calculated after Seligman Advisors accepts your request. However, in some cases, the Funds have authorized certain financial intermediaries (and other persons designated by such financial intermediaries) to receive purchase and redemption orders on behalf of the Funds. In such instances, customer orders will be priced at the Class’s NAV next calculated after the authorized financial intermediary (or other persons designated by such financial intermediary) receives the request. Any applicable sales charge will be added to the purchase price for Class A shares. However, Seligman Advisors may reject any request to purchase Fund shares under the circumstances discussed later in this Prospectus under the captions “Important Policies That May Affect Your Account” and “Frequent Trading of Fund Shares.” Authorized financial intermediaries or their designees are responsible for forwarding your order in a timely manner.

NAV: Computed separately for each Class of a Fund by dividing that Class’s share of the value of the net assets of the Fund (i.e., its assets less liabilities) by the total number of outstanding shares of the Class.

If your buy or sell order is received by an authorized financial intermediary or its designee after the close of regular trading on the New York Stock Exchange (“NYSE”), the order will be executed at the Class’s NAV calculated as of the close of regular trading on the next NYSE trading day, subject to any applicable sales charge. When you sell shares, you receive the Class’s per share NAV, less any applicable CDSC.

The NAV of a Fund’s shares is determined each day, Monday through Friday, on days that the NYSE is open for trading.

Securities owned by a Fund are valued at current market prices. If Seligman concludes that the most recently reported (or closing) price of a security held by a Fund is no longer valid or reliable, or such price is otherwise unavailable, Seligman will value the security at its fair value as determined in accordance with policies and procedures approved by the Fund’s Board of Directors/Board of Trustees. The value of a security held by a Fund could be so determined in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts or extreme market volatility. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine net asset value or the price that may be realized upon the actual sale of the security.

Opening Your Account

The Funds’ shares are sold through authorized dealers or financial advisors who have sales agreements with Seligman Advisors. There are several programs under which you may be eligible for reduced sales charges or lower minimum investments. Ask an authorized dealer or your financial advisor if any of these programs apply to you. Class D shares are not available to all investors. For more information, see “Deciding Which Class of Shares to Buy—Class D.”

To make your initial investment in a Fund, contact an authorized dealer or your financial advisor, or complete an account application and send it with your check made payable to the applicable Fund or Funds directly to SDC at the address provided on the account application. Your check must be in US dollars and be drawn on a US bank. You may not use cash, checks made payable to cash, third party checks, traveler’s checks or credit card convenience checks for investment. If you do not choose a Class, your investment will automatically be made in Class A shares.

The required minimum initial investments are:

■	Regular (non-retirement) accounts: $1,000

■	For accounts opened concurrently with Invest-A-Check®:
•	$100 to open if you will be making monthly investments
•	$250 to open if you will be making quarterly investments

If you buy shares by check and subsequently sell the shares, SDC will not send your proceeds until your check clears, which could take up to 15 calendar days from the date of your purchase.

You will be sent a statement confirming your purchase and any subsequent transactions in your account. You will also be sent quarterly and annual statements detailing your transactions in a Fund and the other Seligman funds you own under the same account number. Duplicate quarterly account statements for the current year and duplicate annual statements for the most recent prior calendar year will be sent to you free of charge. Copies of year-end statements for prior years are available for a fee of $10 per year, per account, with a maximum charge of $150 per account. Send your request and a check for the fee to SDC at:

Seligman Data Corp.

P.O. Box 9759

Providence, RI 02940-9759

Share certificates representing shares of a Fund are no longer issued. Any further purchases of shares (whether by further subscription or in connection with the exercise of exchange privileges) will be recorded in book-entry form only. However, if a share certificate has been previously issued to a shareholder, the shareholder will be required to deliver the share certificate to SDC, as shareholder service agent, before a request for redemption or exchange of shares evidenced by that share certificate will be processed.

If you want to be able to buy, sell, or exchange shares by telephone, you should elect telephone services on the account application when you open your account. This will prevent you from having to complete a supplemental election form (which may require a medallion signature guarantee) at a later date.

How to Buy Additional Shares

After you have made your initial investment, there are many options available to make additional purchases of Fund shares.

Shares may be purchased through an authorized dealer or your financial advisor, or you may send a check directly to SDC. Please provide either an investment slip or a note that provides your name(s), Fund name and account number. Unless you indicate otherwise, your investment will be made in the Class you already own. Send investment checks to:

Seligman Data Corp.

P.O. Box 9766

Providence, RI 02940-9766

Your check must be in US dollars and be drawn on a US bank. You may not use cash, checks made payable to cash, third party checks, traveler’s checks or credit card convenience checks for investment.

You may also use the following account services to make additional investments:

Invest-A-Check®. You may buy Fund shares electronically from a savings or checking account of an Automated Clearing House (“ACH”) member bank. If your bank is not a member of ACH, the Funds will debit your checking account by preauthorized checks. For accounts opened concurrently with Invest-A-Check®, you must buy Fund shares at regular monthly intervals in fixed amounts of $100 or more, or regular quarterly intervals in fixed amounts of $250 or more. If you use Invest-A-Check®, you must continue to make automatic investments until the Fund’s minimum initial investment of $1,000 is met or your account may be closed. For accounts opened with $1,000 or more, Invest-A-Check® investments may be made for any amount.

Automatic Dollar-Cost-Averaging. If you have at least $5,000 in Seligman Cash Management Fund, you may exchange uncertificated shares of that Fund to buy shares of the same class of another Seligman mutual fund at regular monthly intervals in fixed amounts of $100 or more, or regular quarterly intervals in fixed amounts of $250 or more. If you exchange Class A shares, you may pay an initial sales charge to buy Fund shares.

Automatic CD Transfer. You may instruct your bank to invest the proceeds of a maturing bank certificate of deposit in shares of a Fund. If you wish to use this service, contact SDC, an authorized dealer or your financial advisor to obtain the necessary forms. Because your bank may charge you a penalty, it is not normally advisable to withdraw CD assets before maturity.

Dividends From Other Investments. You may have your dividends from other companies invested in the Funds. (Dividend checks must include your name, account number, Fund name and class of shares.)

Direct Deposit. You may buy Fund shares electronically with funds from your employer, the IRS or any other institution that provides direct deposit. Call SDC for more information. The Fund may permit investments that are lower than the investment minimums described in this Prospectus for those employees whose employers permit investments in the Seligman Group of Funds via a direct deposit through a payroll deduction program.

How to Exchange Shares Among the Seligman Mutual Funds

You may sell these Funds’ shares to buy shares of the same class of another Seligman mutual fund, or you may sell shares of another Seligman mutual fund to buy these Funds’ shares. Exchanges will be made at each fund’s respective NAV. You will not pay an initial sales charge when you exchange, unless you exchange Class A shares of Seligman Cash Management Fund to buy shares of the same class of a Fund or another Seligman mutual fund. If you are exchanging shares subject to a CDSC, for purposes of determining CDSC holding periods, such shares will be exchanged pro rata based on the different times of purchase.

Only your dividend and capital gain distribution options and telephone services will be automatically carried over to any new fund. If you wish to carry over any other account options (for example, Invest-A-Check® or Systematic Withdrawals) to the new fund, you must specifically request so at the time of your exchange.

If you exchange into a new fund, you must exchange enough to meet the new fund’s required minimum initial investment. Before making an exchange, contact an authorized dealer, your financial advisor or SDC to obtain the applicable fund prospectus(es). You should read and understand a fund’s prospectus before investing. Some funds may not offer all classes of shares.

How to Sell Shares

The easiest way to sell Fund shares is by phone. If you have telephone services, you may be able to use this service to sell Fund shares. Restrictions apply to certain types of accounts. Please see “Important Policies That May Affect Your Account.”

When you sell Fund shares by phone, a check for the proceeds is sent to your address of record. If you have current ACH bank information on file, you may have the proceeds of the sale of your Fund shares directly deposited into your bank account (typically, within 2 business days after your shares are sold).

You may sell shares to the Fund through an authorized dealer or your financial advisor. The Fund does not charge any fees or expenses, other than any applicable CDSC, for this transaction; however, the authorized dealer or financial advisor may charge a service fee. Contact an authorized dealer or your financial advisor for more information.

You may always send a written request to sell Fund shares; however, it may take longer to get your money.

To protect you and the Funds, if your written redemption request is for $25,000 or more, SDC will seek telephone confirmation from you, an authorized dealer or your financial advisor before sending any money. If the proceeds are: (1) $50,000 or more; (2) to be paid to someone other than the account owner; (3) to be mailed to an address other than your address of record; (4) requested in connection with an address change; or (5) requested within 30 days of an address change on the account, then before sending any money, the Fund will require:

■	A signed, written redemption request;
■	Telephone confirmation; and
■	A medallion signature guarantee.

Telephone confirmations will not affect the date on which your redemption request is actually processed, but may delay the payment of proceeds.

Medallion Signature Guarantee:

Protects you and each Seligman mutual fund from fraud. It is an assurance that the signature is genuine. A Medallion Signature Guarantee from The New York Stock Exchange, Inc. Medallion Signature Guarantee Program, The Securities Transfer Agents Medallion Program or The Stock Exchanges Medallion Program are acceptable. These guarantees are the leading signature guarantee programs recognized by most major financial services associations throughout the United States and Canada, and are endorsed by the Securities Transfer Association. Non-medallion signature guarantees or notarization by a notary public are not acceptable forms of signature guarantees.

You may need to provide additional documents to sell Fund shares if you are:

■	a corporation;
■	an executor or administrator;

■	a trustee or custodian; or
■	in a retirement plan.

If your Fund shares are represented by certificates, you will need to surrender the certificates to SDC before you sell your shares.

Contact an authorized dealer, your financial advisor or SDC’s Shareholder Services Department for information on selling your Fund shares under any of the above circumstances.

You may also use the following account services to sell Fund shares:

Systematic Withdrawal Plan. If you have at least $5,000 in a Fund, you may withdraw (sell) a fixed dollar amount (minimum of $50) of uncertificated shares at regular intervals. A check will be sent to you at your address of record or, if you have current ACH bank information on file, you may have your payments directly deposited to your predesignated bank account, typically within 2 business days after your shares are sold. If you bought $1,000,000 or more of Class A shares without an initial sales charge, your withdrawals may be subject to a 1% CDSC if they occur within 18 months of purchase. If you own Class C shares or Class D shares, you may annually withdraw 10%, of each class, of the value of your accounts (at the time of election) without a CDSC.

Check Redemption Service. If you have at least $25,000 in a Fund, you may ask SDC to provide checks which may be drawn against your account. You can elect this service on your initial application or contact SDC for the appropriate forms to establish this service. If you own Class A shares that were bought at NAV because of the size of your purchase, check redemptions may be subject to a CDSC. If you own Class C or Class D shares, you may use this service only with respect to shares that you have held for at least one year.

Important Policies That May Affect Your Account

To protect you and other shareholders, each Fund reserves the right to:

■	Refuse an exchange request if the amount you wish to exchange equals or exceeds the lesser of $1,000,000 or 1% of a Fund’s net assets;

■	Refuse any request to buy Fund shares;

■	Reject any request received by telephone;

■	Suspend or terminate telephone services;

■	Reject a medallion signature guarantee that SDC believes may be fraudulent;

■

Close your fund account if its value falls below $500, although the Funds generally will not close an account that falls below $500 as a result of a market decline. The Funds will notify you in writing at least 30 days before closing the account;

■	Close your account if it does not have a certified taxpayer identification number (this is your social security number for individuals); and

■	Request additional information to close your account to the extent required or permitted by applicable law or regulations, including those related to the prevention of money laundering.

Telephone Services

You, an authorized dealer or your financial advisor will be able to place the following requests by telephone, unless you indicate on your account application that you do not want telephone services:

■

Sell uncertificated shares (up to $50,000 per day, payable to account owner(s) and mailed to the address of record or if you have current ACH bank information on file, you may have your redemption proceeds directly deposited to your bank account);

■	Exchange shares between Seligman mutual funds;

■	Change dividend and/or capital gain distribution options;

■	Change your address; and

■	Establish systematic withdrawals to address of record.

If you do not elect telephone services on your account application when you open your account, or opened your account through an authorized dealer or your financial advisor, telephone services must be elected on a supplemental election form (which may require a medallion signature guarantee).

Restrictions apply to certain types of accounts:

■	Trust accounts on which the current trustee is not listed may not sell Fund shares by phone;

■	Corporations may not sell Fund shares by phone;

■	IRAs may only exchange Fund shares or request address changes by phone; and

■

Group retirement plans may not sell Fund shares by phone; plans that allow participants to exchange by phone must provide a letter of authorization signed by the plan custodian or trustee and provide a supplemental election form signed by all plan participants.

Unless you have current ACH bank information on file, you will not be able to sell Fund shares by phone within 30 days following an address change.

Your telephone request must be communicated to an SDC representative. You may not request any phone transactions via the automated access line.

You may cancel telephone services at any time by sending a written request to SDC. Each account owner, by accepting or adding telephone services, authorizes each of the other owners to make requests by phone. An authorized dealer or your financial advisor may not establish telephone services without your written authorization. SDC will send written confirmation to the address of record when telephone services are added or terminated.

During times of heavy call volume, you may not be able to get through to SDC by phone to request a sale or exchange of Fund shares. In this case, you may need to send written instructions, and it may take longer for your request to be processed. A Fund’s NAV may fluctuate during this time.

The Funds and SDC will not be liable for processing requests received by phone as long as it was reasonable to believe that the request was genuine. The Funds and SDC will employ reasonable procedures to confirm whether instructions received by telephone are genuine, and, if they do not, they may be liable for any losses due to unauthorized or fraudulent instructions.

Reinstatement Privilege

If you sell Fund shares, you may elect, within 120 calendar days, to use part or all of the proceeds to buy shares of a Fund or another Seligman mutual fund (reinstate your investment) without paying an initial sales charge or, if you paid a CDSC when you sold your shares, receiving a credit for the applicable CDSC paid. This privilege may be exercised only once each calendar year. Contact an authorized dealer or your financial advisor for more information. You should consult your tax advisor concerning possible tax consequences of exercising this privilege.

Frequent Trading of Fund Shares

As a matter of policy, each Fund discourages frequent trading of its shares. In this regard, the Board of Directors/Trustees of each of the Seligman Municipal Fund Series, Seligman Municipal Series Trust, the New Jersey Fund and the Pennsylvania Fund has adopted written policies and procedures that, subject to the limitations set forth below, are designed to deter frequent trading that may be disruptive to the management of a Fund’s portfolio. If any Fund, Seligman Advisors (the Funds’ distributor) or SDC (the Funds’ shareholder service agent) (referred to collectively below as the “Seligman Entities”) determine that you have exchanged more than twice to and from a Fund in any three-month period, you will not be permitted to engage in further exchange activity in such Fund for 90 days. The Seligman Entities may under certain circumstances also refuse initial or additional purchases of a Fund’s shares by any person for any reason, including if that person is believed to be engaging, or suspected of engaging, in trading of fund shares in excess of the guidelines noted above (excluding purchases via a direct deposit through an automatic payroll deduction program). In addition, the Seligman Entities may under certain circumstances refuse to accept exchange requests for accounts of any person that has had a previous pattern (even if involving a different fund in the Seligman Group) of trading in excess of the guidelines noted above. Furthermore, if you purchase shares of a Fund through a financial intermediary, your ability to purchase or exchange shares of a Fund could be limited if your account is associated with a person (e.g., broker or financial advisor) previously identified by the Seligman Entities as engaging in trading activity in excess of the guidelines noted above. The Funds’ policies do not permit exceptions to be granted, and the policies are, to the extent possible, applied uniformly to all accounts where beneficial ownership has been ascertained.

Shareholders and their financial intermediaries seeking to engage in excessive trading practices may deploy a variety of strategies to avoid detection, and, despite the efforts of the Seligman Entities to prevent excessive trading, there is no guarantee that the Seligman Entities will be able to identify such shareholders or curtail their trading practices. The ability of the Seligman Entities to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations and hindered by financial intermediaries purposefully or unwittingly facilitating these practices. In addition, each Fund receives purchase, exchange and redemption orders through financial intermediaries, some of whom hold shares through omnibus accounts, and the Seligman Entities will not, under most circumstances, know of or be able to reasonably detect excessive trading which may occur through these financial intermediaries. Omnibus account arrangements and their equivalents (e.g., bank trust accounts and retirement plans) are a common form of holding shares of funds by many brokers, banks and retirement plan administrators. These arrangements often permit the financial intermediary to aggregate many client transactions and ownership positions and provide each Fund with combined purchase and redemption orders. In these circumstances, the Seligman Entities may not know the identity of particular shareholders or beneficial owners or whether particular purchase or sale orders were placed by the same shareholder or beneficial owner. A substantial percentage of shares of each Fund may be held through omnibus accounts and their equivalents.

To the extent that the efforts of the Seligman Entities are unable to eliminate excessive trading practices in a Fund, these practices may interfere with the efficient management of such Fund’s portfolio, hinder such Fund’s ability to pursue its investment objective and may reduce the returns of long-term shareholders. Additionally, these practices may result in a Fund engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit to a greater extent and engaging in additional portfolio transactions. Increased portfolio transactions and use of the line of credit could correspondingly increase a Fund’s operating costs and decrease a Fund’s investment performance. Maintenance of a higher level of cash balances necessary to meet frequent redemptions could likewise result in lower Fund investment performance during periods of rising markets.

Dividends and Capital Gain Distributions

Each Fund generally declares dividends from its net investment income daily and pays dividends monthly. The Funds distribute any net capital gains realized on investments annually. It is expected that the Funds’ distributions will be primarily income dividends. The National Fund, Georgia Fund and Pennsylvania Fund have capital loss carryforwards that are available for offset against future net capital gains, expiring in various amounts through 2011, 2013 and 2015, respectively. Accordingly, no capital gains distributions are expected to be paid to shareholders of these Funds until net capital gains have been realized in excess of the available capital loss carryforwards.

You may elect to:

(1)	reinvest both dividends and capital gain distributions;

(2)	receive dividends in cash and reinvest capital gain distributions; or

(3)	receive both dividends and capital gain distributions in cash.

Your dividends and capital gain distributions, if any, will be reinvested if you do not instruct otherwise.

If you want to change your election, you may send written instructions to SDC at P.O. Box 9759, Providence, RI 02940-9759, or, if you have telephone services, you, an authorized dealer or your financial advisor may call SDC. Your request must be received by SDC before the record date to be effective for that dividend or capital gain distribution.

Dividends or capital gain distributions that are not reinvested will be sent by check to your address of record or, if you have current ACH bank information on file, directly deposited into your predesignated bank account, typically within 2 business days from the payable date.

Dividend:

A payment by a mutual fund, usually derived from a Fund’s net investment income (dividends and interest earned on portfolio securities less expenses).

Capital Gain Distribution:

A payment to mutual fund shareholders which represents profits realized on the sale of securities in a Fund’s portfolio.

Ex-dividend Date:

The day on which any declared distributions (dividends or capital gains) are deducted from a Fund’s assets before it calculates its NAV.

Dividends and capital gain distributions are reinvested to buy additional Fund shares on the payable date using the NAV of the payable date.

Dividends on Class C shares and Class D shares will be lower than the dividends on Class A shares as a result of their higher 12b-1 fees. Capital gain distributions, if any, will be paid in the same amount for each Class.

Taxes

Each Fund intends to pay dividends that are primarily exempt from regular federal income taxes and (except for National Fund) regular personal income taxes in its respective state. A Fund may invest a portion of its assets in securities that generate income that is not exempt from federal or state income tax. Accordingly, a portion of dividends paid by the Funds that are not otherwise exempt generally are taxable to you as ordinary income. Income exempt from federal tax may be subject to state and local tax.

Any capital gains distributed by a Fund may be taxable, whether you take them in cash or reinvest them to buy additional Fund shares. Capital gains may be taxed at different rates depending on the length of time a Fund holds its assets.

When you sell Fund shares, any gain or loss you realize will generally be treated as a long-term capital gain or loss if you held your shares for more than one year, or as a short-term capital gain or loss if you held your shares for one year or less. However, if you sell Fund shares on which an exempt interest dividend is paid and you held the shares for six months or less, any loss you realize will be disallowed to the extent of the exempt interest dividend. Further, if you sell Fund shares on which a long-term capital gain distribution has been received and you held the shares for six months or less, any loss you realize, to the extent not disallowed pursuant to the immediate preceding sentence, will be treated as a long-term capital loss to the extent of the long-term capital gain distribution.

An exchange of Fund shares is a sale and may result in a gain or loss for federal income tax purposes.

Each January, you will be sent information on the tax status of any distributions made during the previous calendar year. If you would like more specific information on the possible tax consequences of investing in a particular Fund, you should read that Fund’s Statement of Additional Information. However, because each shareholder’s situation is unique, you should always consult your tax advisor concerning the effect income taxes may have on your individual investment.

Financial Highlights

The tables below are intended to help you understand the financial performance of each Fund’s Classes for the past five years. Certain information reflects financial results for a single share of a Class that was held throughout the periods shown. Per share amounts are calculated based on average shares outstanding during a particular period. “Total Return” shows the rate that you would have earned (or lost) on an investment in each Class of the Funds, assuming you reinvested all of your dividends and capital gain distributions, if any. Total returns do not reflect any fees, sales charges or taxes. If such fees, charges and taxes were included, the returns presented below would have been lower. Deloitte & Touche LLP, Independent Registered Public Accounting Firm, has audited this information. Their Reports, along with the Funds’ financial statements, are included in each Fund’s Annual Report, which is available upon request.

National Fund

	Year ended September 30,
CLASS A	2007	2006	2005	2004	2003
Per Share Data:
Net asset value, beginning of year	$7.81	$7.88	$7.97	$7.98	$8.05
Income from investment operations:
Net investment income	0.33	0.35	0.34	0.34	0.33
Net realized and unrealized loss on investments	(0.08)	(0.07)	(0.09)	(0.01)	(0.07)
Total from investment operations	0.25	0.28	0.25	0.33	0.26
Less distributions:
Dividends from net investment income	(0.32)	(0.35)	(0.34)	(0.34)	(0.33)
Distributions from net realized capital gain	—	—	—	—	—
Total distributions	(0.32)	(0.35)	(0.34)	(0.34)	(0.33)
Net asset value, end of year	$7.74	$7.81	$7.88	$7.97	$7.98
Total Return	3.21%	3.58%	3.18%	4.16%	3.29%
Ratios/Supplemental Data:
Net assets, end of year (in thousands)	$58,002	$65,846	$67,861	$73,970	$86,905
Ratio of expenses to average net assets	0.90%	0.92%	0.94%	0.91%	0.95%
Ratio of net investment income to average net assets	4.19%	4.46%	4.29%	4.22%	4.14%
Portfolio turnover rate	28.55%	—	4.55%	—	7.04%

See footnotes on page 123.

National Fund (continued)

	Year ended September 30,
CLASS C	2007	2006	2005	2004	2003
Per Share Data:
Net asset value, beginning of year	$7.81	$7.88	$7.97	$7.98	$8.05
Income from investment operations:
Net investment income	0.26	0.28	0.27	0.26	0.26
Net realized and unrealized loss on investments	(0.07)	(0.07)	(0.09)	(0.01)	(0.07)
Total from investment operations	0.19	0.21	0.18	0.25	0.19
Less distributions:
Dividends from net investment income	(0.25)	(0.28)	(0.27)	(0.26)	(0.26)
Distributions from net realized capital gains	—	—	—	—	—
Total distributions	(0.25)	(0.28)	(0.27)	(0.26)	(0.26)
Net asset value, end of year	$7.75	$7.81	$7.88	$7.97	$7.98
Total Return	2.42%	2.66%	2.25%	3.23%	2.36%
Ratios/Supplemental Data:
Net assets, end of year (in thousands)	$1,729	$2,343	$2,998	$3,503	$5,446
Ratio of expenses to average net assets	1.80%	1.82%	1.84%	1.81%	1.85%
Ratio of net investment income to average net assets	3.29%	3.56%	3.39%	3.32%	3.24%
Portfolio turnover rate	28.55%	—	4.55%	—	7.04%

	Year ended September 30,
CLASS D	2007	2006	2005	2004	2003
Per Share Data:
Net asset value, beginning of year	$7.81	$7.88	$7.97	$7.98	$8.05
Income from investment operations:
Net investment income	0.26	0.28	0.27	0.26	0.26
Net realized and unrealized loss on investments	(0.07)	(0.07)	(0.09)	(0.01)	(0.07)
Total from investment operations	0.19	0.21	0.18	0.25	0.19
Less distributions:
Dividends from net investment income	(0.25)	(0.28)	(0.27)	(0.26)	(0.26)
Distributions from net realized capital gains	—	—	—	—	—
Total distributions	(0.25)	(0.28)	(0.27)	(0.26)	(0.26)
Net asset value, end of year	$7.75	$7.81	$7.88	$7.97	$7.98
Total Return	2.42%	2.66%	2.25%	3.23%	2.36%
Ratios/Supplemental Data:
Net assets, end of year (in thousands)	$1,060	$1,239	$1,600	$1,799	$2,942
Ratio of expenses to average net assets	1.80%	1.82%	1.84%	1.81%	1.85%
Ratio of net investment income to average net assets	3.29%	3.56%	3.39%	3.32%	3.24%
Portfolio turnover rate	28.55%	—	4.55%	—	7.04%

See footnotes on page 123.

California High-Yield Fund

	Year ended September 30,
CLASS A	2007	2006	2005	2004	2003
Per Share Data:
Net asset value, beginning of year	$6.60	$6.62	$6.65	$6.59	$6.74
Income from investment operations:
Net investment income	0.28	0.28	0.26	0.28	0.28
Net realized and unrealized gain (loss) on investments	(0.06)	(0.02)	0.04	0.06	(0.12)
Total from investment operations	0.22	0.26	0.30	0.34	0.16
Less distributions:
Dividends from net investment income	(0.27)	(0.28)	(0.26)	(0.27)	(0.28)
Distributions from net realized capital gains	—	—	(0.07)	(0.01)	(0.03)
Total distributions	(0.27)	(0.28)	(0.33)	(0.28)	(0.31)
Net asset value, end of year	$6.55	$6.60	$6.62	$6.65	$6.59
Total Return	3.35%	3.99%	4.63%	5.30%	2.48%
Ratios/Supplemental Data:
Net assets, end of year (in thousands)	$28,641	$30,079	$31,432	$34,315	$38,798
Ratio of expenses to average net assets	0.85%	0.90%	0.92%	0.90%	0.88%
Ratio of net investment income to average net assets	4.25%	4.26%	3.97%	4.20%	4.24%
Portfolio turnover rate	8.03%	—	1.47%	—	4.43%
Without management fee waiver:*
Ratio of expenses to average net assets	0.95%	1.00%	1.02%	1.00%	0.98%
Ratio of net investment income to average net assets	4.15%	4.16%	3.87%	4.10%	4.14%

	Year ended September 30,
CLASS C	2007	2006	2005	2004	2003
Per Share Data:
Net asset value, beginning of year	$6.61	$6.63	$6.66	$6.60	$6.75
Income from investment operations:
Net investment income	0.22	0.22	0.20	0.22	0.22
Net realized and unrealized gain (loss) on investments	(0.06)	(0.02)	0.04	0.06	(0.12)
Total from investment operations	0.16	0.20	0.24	0.28	0.10
Less distributions:
Dividends from net investment income	(0.21)	(0.22)	(0.20)	(0.21)	(0.22)
Distributions from net realized capital gains	—	—	(0.07)	(0.01)	(0.03)
Total distributions	(0.21)	(0.22)	(0.27)	(0.22)	(0.25)
Net asset value, end of year	$6.56	$6.61	$6.63	$6.66	$6.60
Total Return	2.42%	3.06%	3.69%	4.35%	1.56%
Ratios/Supplemental Data:
Net assets, end of year (in thousands)	$2,281	$2,649	$2,475	$2,964	$3,482
Ratio of expenses to average net assets	1.75%	1.80%	1.82%	1.80%	1.78%
Ratio of net investment income to average net assets	3.35%	3.35%	3.07%	3.30%	3.34%
Portfolio turnover rate	8.03%	—	1.47%	—	4.43%
Without management fee waiver:*
Ratio of expenses to average net assets	1.85%	1.90%	1.92%	1.90%	1.88%
Ratio of net investment income to average net assets	3.25%	3.25%	2.97%	3.20%	3.24%

See footnotes on page 123.

California High-Yield Fund (continued)

	Year ended September 30,
CLASS D	2007	2006	2005	2004	2003
Per Share Data:
Net asset value, beginning of year	$6.61	$6.63	$6.66	$6.60	$6.75
Income from investment operations:
Net investment income	0.22	0.22	0.20	0.22	0.22
Net realized and unrealized gain (loss) on investments	(0.06)	(0.02)	0.04	0.06	(0.12)
Total from investment operations	0.16	0.20	0.24	0.28	0.10
Less distributions:
Dividends from net investment income	(0.21)	(0.22)	(0.20)	(0.21)	(0.22)
Distributions from net realized capital gains	—	—	(0.07)	(0.01)	(0.03)
Total distributions	(0.21)	(0.22)	(0.27)	(0.22)	(0.25)
Net asset value, end of year	$6.56	$6.61	$6.63	$6.66	$6.60
Total Return	2.42%	3.06%	3.69%	4.35%	1.56%
Ratios/Supplemental Data:
Net assets, end of year (in thousands)	$2,778	$3,056	$2,988	$2,519	$4,832
Ratio of expenses to average net assets	1.75%	1.80%	1.82%	1.80%	1.78%
Ratio of net investment income to average net assets	3.35%	3.35%	3.07%	3.30%	3.34%
Portfolio turnover rate	8.03%	—	1.47%	—	4.43%
Without management fee waiver:*
Ratio of expenses to average net assets	1.85%	1.90%	1.92%	1.90%	1.88%
Ratio of net investment income to average net assets	3.25%	3.25%	2.97%	3.20%	3.24%

California Quality Fund

	Year ended September 30,
CLASS A	2007	2006	2005	2004	2003
Per Share Data:
Net asset value, beginning of year	$6.69	$6.79	$6.89	$6.88	$7.04
Income from investment operations:
Net investment income	0.28	0.28	0.28	0.28	0.27
Net realized and unrealized loss on investments	(0.12)	(0.07)	(0.02)	—	(0.16)
Total from investment operations	0.16	0.21	0.26	0.28	0.11
Less distributions:
Dividends from net investment income	(0.27)	(0.28)	(0.27)	(0.27)	(0.27)
Distributions from net realized capital gains	(0.01)	(0.03)	(0.09)	—	—
Total distributions	(0.28)	(0.31)	(0.36)	(0.27)	(0.27)
Net asset value, end of year	$6.57	$6.69	$6.79	$6.89	$6.88
Total Return	2.51%	3.14%	3.90%	4.23%	1.63%
Ratios/Supplemental Data:
Net assets, end of year (in thousands)	$37,598	$42,495	$47,186	$51,395	$61,566
Ratio of expenses to average net assets	0.92%	0.94%	0.94%	0.93%	0.93%
Ratio of net investment income to average net assets	4.17%	4.19%	4.04%	4.06%	3.96%
Portfolio turnover rate	4.66%	—	—	0.86%	1.43%

See footnotes on page 123.

California Quality Fund (continued)

	Year ended September 30,
CLASS C	2007	2006	2005	2004	2003
Per Share Data:
Net asset value, beginning of year	$6.66	$6.76	$6.87	$6.85	$7.01
Income from investment operations:
Net investment income	0.22	0.22	0.21	0.22	0.21
Net realized and unrealized gain (loss) on investments	(0.12)	(0.07)	(0.02)	0.01	(0.16)
Total from investment operations	0.10	0.15	0.19	0.23	0.05
Less distributions:
Dividends from net investment income	(0.21)	(0.22)	(0.21)	(0.21)	(0.21)
Distributions from net realized capital gains	(0.01)	(0.03)	(0.09)	—	—
Total distributions	(0.22)	(0.25)	(0.30)	(0.21)	(0.21)
Net asset value, end of year	$6.54	$6.66	$6.76	$6.87	$6.85
Total Return	1.60%	2.23%	2.84%	3.46%	0.72%
Ratios/Supplemental Data:
Net assets, end of year (in thousands)	$1,570	$1,921	$3,259	$4,783	$5,772
Ratio of expenses to average net assets	1.82%	1.84%	1.84%	1.83%	1.83%
Ratio of net investment income to average net assets	3.27%	3.29%	3.13%	3.16%	3.06%
Portfolio turnover rate	4.66%	—	—	0.86%	1.43%

	Year ended September 30,
CLASS D	2007	2006	2005	2004	2003
Per Share Data:
Net asset value, beginning of year	$6.66	$6.76	$6.87	$6.85	$7.01
Income from investment operations:
Net investment income	0.22	0.22	0.21	0.22	0.21
Net realized and unrealized gain (loss) on investments	(0.12)	(0.07)	(0.02)	0.01	(0.16)
Total from investment operations	0.10	0.15	0.19	0.23	0.05
Less distributions:
Dividends from net investment income	(0.21)	(0.22)	(0.21)	(0.21)	(0.21)
Distributions from net realized capital gains	(0.01)	(0.03)	(0.09)	—	—
Total distributions	(0.22)	(0.25)	(0.30)	(0.21)	(0.21)
Net asset value, end of year	$6.54	$6.66	$6.76	$6.87	$6.85
Total Return	1.60%	2.23%	2.84%	3.46%	0.72%
Ratios/Supplemental Data:
Net assets, end of year (in thousands)	$815	$1,037	$1,022	$1,306	$1,512
Ratio of expenses to average net assets	1.82%	1.84%	1.84%	1.83%	1.83%
Ratio of net investment income to average net assets	3.27%	3.29%	3.13%	3.16%	3.06%
Portfolio turnover rate	4.66%	—	—	0.86%	1.43%

See footnotes on page 123.

Colorado Fund

	Year ended September 30,
CLASS A	2007	2006	2005	2004	2003
Per Share Data:
Net asset value, beginning of year	$7.56	$7.65	$7.66	$7.63	$7.69
Income from investment operations:
Net investment income	0.31	0.31	0.31	0.31	0.31
Net realized and unrealized gain (loss) on investments	(0.09)	(0.09)	(0.01)	0.03	(0.06)
Total from investment operations	0.22	0.22	0.30	0.34	0.25
Less distributions:
Dividends from net investment income	(0.30)	(0.31)	(0.31)	(0.31)	(0.30)
Distributions from net realized capital gains	(0.05)	—	—	—	(0.01)
Total distributions	(0.35)	(0.31)	(0.31)	(0.31)	(0.31)
Net asset value, end of year	$7.43	$7.56	$7.65	$7.66	$7.63
Total Return	2.97%	2.92%	3.93%	4.49%	3.38%
Ratios/Supplemental Data:
Net assets, end of year (in thousands)	$30,496	$32,558	$35,058	$36,025	$38,560
Ratio of expenses to average net assets	0.94%	0.95%	0.96%	0.94%	0.99%
Ratio of net investment income to average net assets	4.11%	4.13%	4.05%	4.05%	4.05%
Portfolio turnover rate	10.86%	3.27%	—	5.04%	4.10%

	Year ended September 30,
CLASS C	2007	2006	2005	2004	2003
Per Share Data:
Net asset value, beginning of year	$7.55	$7.64	$7.65	$7.62	$7.68
Income from investment operations:
Net investment income	0.24	0.24	0.24	0.24	0.24
Net realized and unrealized gain (loss) on investments	(0.09)	(0.09)	(0.01)	0.03	(0.05)
Total from investment operations	0.15	0.15	0.23	0.27	0.19
Less distributions:
Dividends from net investment income	(0.23)	(0.24)	(0.24)	(0.24)	(0.24)
Distributions from net realized capital gains	(0.05)	—	—	—	(0.01)
Total distributions	(0.28)	(0.24)	(0.24)	(0.24)	(0.25)
Net asset value, end of year	$7.42	$7.55	$7.64	$7.65	$7.62
Total Return	2.05%	2.01%	3.00%	3.56%	2.46%
Ratios/Supplemental Data:
Net assets, end of year (in thousands)	$194	$206	$105	$121	$205
Ratio of expenses to average net assets	1.84%	1.85%	1.86%	1.84%	1.89%
Ratio of net investment income to average net assets	3.21%	3.23%	3.15%	3.15%	3.15%
Portfolio turnover rate	10.86%	3.27%	—	5.04%	4.10%

See footnotes on page 123.

Colorado Fund (continued)

	Year ended September 30,
CLASS D	2007	2006	2005	2004	2003
Per Share Data:
Net asset value, beginning of year	$7.55	$7.64	$7.65	$7.62	$7.68
Income from investment operations:
Net investment income	0.24	0.24	0.24	0.24	0.24
Net realized and unrealized gain (loss) on investments	(0.09)	(0.09)	(0.01)	0.03	(0.05)
Total from investment operations	0.15	0.15	0.23	0.27	0.19
Less distributions:
Dividends from net investment income	(0.23)	(0.24)	(0.24)	(0.24)	(0.24)
Distributions from net realized capital gains	(0.05)	—	—	—	(0.01)
Total distributions	(0.28)	(0.24)	(0.24)	(0.24)	(0.25)
Net asset value, end of year	$7.42	$7.55	$7.64	$7.65	$7.62
Total Return	2.05%	2.01%	3.00%	3.56%	2.46%
Ratios/Supplemental Data:
Net assets, end of year (in thousands)	$169	$141	$153	$138	$276
Ratio of expenses to average net assets	1.84%	1.85%	1.86%	1.84%	1.89%
Ratio of net investment income to average net assets	3.21%	3.23%	3.15%	3.15%	3.15%
Portfolio turnover rate	10.86%	3.27%	—	5.04%	4.10%

Florida Fund

	Year ended September 30,
CLASS A	2007	2006	2005	2004	2003
Per Share Data:
Net asset value, beginning of year	$7.77	$7.92	$8.00	$8.08	$8.08
Income from investment operations:
Net investment income	0.33	0.33	0.33	0.32	0.32
Net realized and unrealized gain (loss) on investments	(0.11)	(0.11)	(0.08)	(0.06)	0.01
Total from investment operations	0.22	0.22	0.25	0.26	0.33
Less distributions:
Dividends from net investment income	(0.32)	(0.32)	(0.32)	(0.32)	(0.32)
Distributions from net realized capital gains	(0.01)	(0.05)	(0.01)	(0.02)	(0.01)
Total distributions	(0.33)	(0.37)	(0.33)	(0.34)	(0.33)
Net asset value, end of year	$7.66	$7.77	$7.92	$8.00	$8.08
Total Return	2.88%	2.86%	3.17%	3.26%	4.16%
Ratios/Supplemental Data:
Net assets, end of year (in thousands)	$22,372	$25,750	$29,298	$32,470	$34,131
Ratio of expenses to average net assets	0.99%	1.00%	0.98%	0.99%	1.00%
Ratio of net investment income to average net assets	4.23%	4.20%	4.11%	4.05%	3.98%
Portfolio turnover rate	18.37%	5.12%	—	—	12.51%
Without management fee waiver:*
Ratio of expenses to average net assets	1.14%	1.15%	1.13%	1.14%	1.15%
Ratio of net investment income to average net assets	4.08%	4.05%	3.96%	3.90%	3.83%

See footnotes on page 123.

Florida Fund (continued)

	Year ended September 30,
CLASS C	2007	2006	2005	2004	2003
Per Share Data:
Net asset value, beginning of year	$7.79	$7.93	$8.02	$8.09	$8.10
Income from investment operations:
Net investment income	0.27	0.27	0.27	0.26	0.26
Net realized and unrealized loss on investments	(0.12)	(0.09)	(0.09)	(0.05)	—
Total from investment operations	0.15	0.18	0.18	0.21	0.26
Less distributions:
Dividends from net investment income	(0.26)	(0.27)	(0.26)	(0.26)	(0.26)
Distributions from net realized capital gains	(0.01)	(0.05)	(0.01)	(0.02)	(0.01)
Total distributions	(0.27)	(0.32)	(0.27)	(0.28)	(0.27)
Net asset value, end of year	$7.67	$7.79	$7.93	$8.02	$8.09
Total Return	1.98%	2.22%	2.27%	2.61%	3.24%
Ratios/Supplemental Data:
Net assets, end of year (in thousands)	$2,076	$3,171	$3,907	$4,683	$4,686
Ratio of expenses to average net assets	1.74%	1.75%	1.73%	1.74%	1.75%
Ratio of net investment income to average net assets	3.48%	3.45%	3.36%	3.30%	3.23%
Portfolio turnover rate	18.37%	5.12%	—	—	12.51%
Without management fee waiver:*
Ratio of expenses to average net assets	1.89%	1.90%	1.88%	1.89%	1.90%
Ratio of net investment income to average net assets	3.33%	3.30%	3.21%	3.15%	3.08%

	Year ended September 30,
CLASS D	2007	2006	2005	2004	2003
Per Share Data:
Net asset value, beginning of year	$7.79	$7.93	$8.02	$8.10	$8.10
Income from investment operations:
Net investment income	0.27	0.27	0.27	0.26	0.26
Net realized and unrealized gain (loss) on investments	(0.12)	(0.09)	(0.09)	(0.06)	0.01
Total from investment operations	0.15	0.18	0.18	0.20	0.27
Less distributions:
Dividends from net investment income	(0.26)	(0.27)	(0.26)	(0.26)	(0.26)
Distributions from net realized capital gains	(0.01)	(0.05)	(0.01)	(0.02)	(0.01)
Total distributions	(0.27)	(0.32)	(0.27)	(0.28)	(0.27)
Net asset value, end of year	$7.67	$7.79	$7.93	$8.02	$8.10
Total Return	1.98%	2.22%	2.27%	2.48%	3.37%
Ratios/Supplemental Data:
Net assets, end of year (in thousands)	$1,011	$1,164	$1,176	$1,351	$1,567
Ratio of expenses to average net assets	1.74%	1.75%	1.73%	1.74%	1.75%
Ratio of net investment income to average net assets	3.48%	3.45%	3.36%	3.30%	3.23%
Portfolio turnover rate	18.37%	5.12%	—	—	12.51%
Without management fee waiver:*
Ratio of expenses to average net assets	1.89%	1.90%	1.88%	1.89%	1.90%
Ratio of net investment income to average net assets	3.33%	3.30%	3.21%	3.15%	3.08%

See footnotes on page 123.

Georgia Fund

	Year ended September 30,
CLASS A	2007	2006	2005	2004	2003
Per Share Data:
Net asset value, beginning of year	$7.74	$7.78	$7.84	$8.01	$8.10
Income from investment operations:
Net investment income	0.31	0.32	0.31	0.32	0.33
Net realized and unrealized loss on investments	(0.14)	(0.04)	(0.06)	(0.16)	(0.06)
Total from investment operations	0.17	0.28	0.25	0.16	0.27
Less distributions:
Dividends from net investment income	(0.30)	(0.32)	(0.31)	(0.32)	(0.33)
Distributions from net realized capital gains	—	—	—	(0.01)	(0.03)
Total distributions	(0.30)	(0.32)	(0.31)	(0.33)	(0.36)
Net asset value, end of year	$7.61	$7.74	$7.78	$7.84	$8.01
Total Return	2.18%	3.70%	3.19%	2.09%	3.48%
Ratios/Supplemental Data:
Net assets, end of year (in thousands)	$25,664	$27,966	$30,456	$32,928	$35,086
Ratio of expenses to average net assets	0.94%	0.95%	0.98%	0.94%	0.97%
Ratio of net investment income to average net assets	4.03%	4.15%	3.93%	4.11%	4.16%
Portfolio turnover rate	6.42%	—	8.59%	20.43%	—

	Year ended September 30,
CLASS C	2007	2006	2005	2004	2003
Per Share Data:
Net asset value, beginning of year	$7.76	$7.80	$7.86	$8.02	$8.12
Income from investment operations:
Net investment income	0.24	0.25	0.24	0.25	0.26
Net realized and unrealized loss on investments	(0.14)	(0.04)	(0.06)	(0.15)	(0.07)
Total from investment operations	0.10	0.21	0.18	0.10	0.19
Less distributions:
Dividends from net investment income	(0.23)	(0.25)	(0.24)	(0.25)	(0.26)
Distributions from net realized capital gains	—	—	—	(0.01)	(0.03)
Total distributions	(0.23)	(0.25)	(0.24)	(0.26)	(0.29)
Net asset value, end of year	$7.63	$7.76	$7.80	$7.86	$8.02
Total Return	1.26%	2.76%	2.26%	1.30%	2.42%
Ratios/Supplemental Data:
Net assets, end of year (in thousands)	$294	$485	$586	$639	$620
Ratio of expenses to average net assets	1.84%	1.85%	1.88%	1.84%	1.87%
Ratio of net investment income to average net assets	3.13%	3.25%	3.03%	3.21%	3.26%
Portfolio turnover rate	6.42%	—	8.59%	20.43%	—

See footnotes on page 123.

Georgia Fund (continued)

	Year ended September 30,
CLASS D	2007	2006	2005	2004	2003
Per Share Data:
Net asset value, beginning of year	$7.76	$7.80	$7.86	$8.03	$8.12
Income from investment operations:
Net investment income	0.24	0.25	0.24	0.25	0.26
Net realized and unrealized loss on investments	(0.13)	(0.04)	(0.06)	(0.16)	(0.06)
Total from investment operations	0.11	0.21	0.18	0.09	0.20
Less distributions:
Dividends from net investment income	(0.23)	(0.25)	(0.24)	(0.25)	(0.26)
Distributions from net realized capital gains	—	—	—	(0.01)	(0.03)
Total distributions	(0.23)	(0.25)	(0.24)	(0.26)	(0.29)
Net asset value, end of year	$7.64	$7.76	$7.80	$7.86	$8.03
Total Return	1.39%	2.76%	2.26%	1.17%	2.55%
Ratios/Supplemental Data:
Net assets, end of year (in thousands)	$960	$899	$1,107	$1,479	$1,658
Ratio of expenses to average net assets	1.84%	1.85%	1.88%	1.84%	1.87%
Ratio of net investment income to average net assets	3.13%	3.25%	3.03%	3.21%	3.26%
Portfolio turnover rate	6.42%	—	8.59%	20.43%	—

Louisiana Fund

	Year ended September 30,
CLASS A	2007	2006	2005	2004	2003
Per Share Data:
Net asset value, beginning of year	$7.97	$8.06	$8.22	$8.27	$8.41
Income from investment operations:
Net investment income	0.34	0.34	0.34	0.34	0.36
Net realized and unrealized loss on investments	(0.10)	(0.06)	(0.13)	(0.03)	(0.12)
Total from investment operations	0.24	0.28	0.21	0.31	0.24
Less distributions:
Dividends from net investment income	(0.33)	(0.34)	(0.34)	(0.34)	(0.35)
Distributions from net realized capital gains	(0.02)	(0.03)	(0.03)	(0.02)	(0.03)
Total distributions	(0.35)	(0.37)	(0.37)	(0.36)	(0.38)
Net asset value, end of year	$7.86	$7.97	$8.06	$8.22	$8.27
Total Return	3.10%	3.51%	2.53%	3.77%	3.03%
Ratios/Supplemental Data:
Net assets, end of year (in thousands)	$26,750	$29,877	$38,036	$41,960	$46,181
Ratio of expenses to average net assets	0.94%	0.97%	0.95%	0.91%	0.94%
Ratio of net investment income to average net assets	4.25%	4.26%	4.16%	4.14%	4.33%
Portfolio turnover rate	11.58%	—	2.54%	2.51%	—

See footnotes on page 123.

Louisiana Fund (continued)

	Year ended September 30,
CLASS C	2007	2006	2005	2004	2003
Per Share Data:
Net asset value, beginning of year	$7.97	$8.06	$8.22	$8.27	$8.41
Income from investment operations:
Net investment income	0.26	0.27	0.27	0.27	0.28
Net realized and unrealized loss on investments	(0.10)	(0.06)	(0.14)	(0.04)	(0.11)
Total from investment operations	0.16	0.21	0.13	0.23	0.17
Less distributions:
Dividends from net investment income	(0.26)	(0.27)	(0.26)	(0.26)	(0.28)
Distributions from net realized capital gains	(0.02)	(0.03)	(0.03)	(0.02)	(0.03)
Total distributions	(0.28)	(0.30)	(0.29)	(0.28)	(0.31)
Net asset value, end of year	$7.85	$7.97	$8.06	$8.22	$8.27
Total Return	2.05%	2.58%	1.62%	2.84%	2.11%
Ratios/Supplemental Data:
Net assets, end of year (in thousands)	$447	$652	$759	$698	$687
Ratio of expenses to average net assets	1.84%	1.87%	1.85%	1.81%	1.84%
Ratio of net investment income to average net assets	3.35%	3.36%	3.27%	3.24%	3.43%
Portfolio turnover rate	11.58%	—	2.54%	2.51%	—

	Year ended September 30,
CLASS D	2007	2006	2005	2004	2003
Per Share Data:
Net asset value, beginning of year	$7.98	$8.06	$8.22	$8.27	$8.41
Income from investment operations:
Net investment income	0.26	0.27	0.27	0.27	0.28
Net realized and unrealized loss on investments	(0.10)	(0.05)	(0.14)	(0.04)	(0.11)
Total from investment operations	0.16	0.22	0.13	0.23	0.17
Less distributions:
Dividends from net investment income	(0.26)	(0.27)	(0.26)	(0.26)	(0.28)
Distributions from net realized capital gains	(0.02)	(0.03)	(0.03)	(0.02)	(0.03)
Total distributions	(0.28)	(0.30)	(0.29)	(0.28)	(0.31)
Net asset value, end of year	$7.86	$7.98	$8.06	$8.22	$8.27
Total Return	2.05%	2.71%	1.61%	2.84%	2.11%
Ratios/Supplemental Data:
Net assets, end of year (in thousands)	$564	$598	$580	$464	$843
Ratio of expenses to average net assets	1.84%	1.87%	1.85%	1.81%	1.84%
Ratio of net investment income to average net assets	3.35%	3.36%	3.27%	3.24%	3.43%
Portfolio turnover rate	11.58%	—	2.54%	2.51%	—

See footnotes on page 123.

Maryland Fund

	Year ended September 30,
CLASS A	2007	2006	2005	2004	2003
Per Share Data:
Net asset value, beginning of year	$7.92	$7.97	$8.03	$8.05	$8.27
Income from investment operations:
Net investment income	0.29	0.32	0.31	0.31	0.32
Net realized and unrealized loss on investments	(0.09)	(0.03)	(0.02)	—	(0.14)
Total from investment operations	0.20	0.29	0.29	0.31	0.18
Less distributions:
Dividends from net investment income	(0.28)	(0.32)	(0.31)	(0.31)	(0.31)
Distributions from net realized capital gains	(0.06)	(0.02)	(0.04)	(0.02)	(0.09)
Total distributions	(0.34)	(0.34)	(0.35)	(0.33)	(0.40)
Net asset value, end of year	$7.78	$7.92	$7.97	$8.03	$8.05
Total Return	2.50%	3.78%	3.72%	3.94%	2.29%
Ratios/Supplemental Data:
Net assets, end of year (in thousands)	$32,690	$34,623	$39,148	$41,082	$45,239
Ratio of expenses to average net assets	0.94%	0.95%	0.96%	0.93%	0.96%
Ratio of net investment income to average net assets	3.76%	4.04%	3.87%	3.89%	3.92%
Portfolio turnover rate	4.57%	13.33%	9.77%	5.66%	10.98%

	Year ended September 30,
CLASS C	2007	2006	2005	2004	2003
Per Share Data:
Net asset value, beginning of year	$7.93	$7.98	$8.05	$8.06	$8.29
Income from investment operations:
Net investment income	0.22	0.25	0.24	0.24	0.24
Net realized and unrealized gain (loss) on investments	(0.09)	(0.03)	(0.03)	0.01	(0.14)
Total from investment operations	0.13	0.22	0.21	0.25	0.10
Less distributions:
Dividends from net investment income	(0.20)	(0.25)	(0.24)	(0.24)	(0.24)
Distributions from net realized capital gains	(0.06)	(0.02)	(0.04)	(0.02)	(0.09)
Total distributions	(0.26)	(0.27)	(0.28)	(0.26)	(0.33)
Net asset value, end of year	$7.80	$7.93	$7.98	$8.05	$8.06
Total Return	1.71%	2.85%	2.66%	3.13%	1.25%
Ratios/Supplemental Data:
Net assets, end of year (in thousands)	$355	$490	$421	$419	$444
Ratio of expenses to average net assets	1.84%	1.85%	1.86%	1.83%	1.86%
Ratio of net investment income to average net assets	2.86%	3.14%	2.97%	2.99%	3.02%
Portfolio turnover rate	4.57%	13.33%	9.77%	5.66%	10.98%

See footnotes on page 123.

Maryland Fund (continued)

	Year ended September 30,
CLASS D	2007	2006	2005	2004	2003
Per Share Data:
Net asset value, beginning of year	$7.93	$7.98	$8.05	$8.06	$8.29
Income from investment operations:
Net investment income	0.22	0.25	0.24	0.23	0.24
Net realized and unrealized gain (loss) on investments	(0.09)	(0.03)	(0.03)	0.02	(0.14)
Total from investment operations	0.13	0.22	0.21	0.25	0.10
Less distributions:
Dividends from net investment income	(0.20)	(0.25)	(0.24)	(0.24)	(0.24)
Distributions from net realized capital gains	(0.06)	(0.02)	(0.04)	(0.02)	(0.09)
Total distributions	(0.26)	(0.27)	(0.28)	(0.26)	(0.33)
Net asset value, end of year	$7.80	$7.93	$7.98	$8.05	$8.06
Total Return	1.71%	2.85%	2.66%	3.13%	1.25%
Ratios/Supplemental Data:
Net assets, end of year (in thousands)	$1,115	$1,548	$1,932	$2,016	$2,291
Ratio of expenses to average net assets	1.84%	1.85%	1.86%	1.83%	1.86%
Ratio of net investment income to average net assets	2.86%	3.14%	2.97%	2.99%	3.02%
Portfolio turnover rate	4.57%	13.33%	9.77%	5.66%	10.98%

Massachusetts Fund

	Year ended September 30,
CLASS A	2007	2006	2005	2004	2003
Per Share Data:
Net asset value, beginning of year	$8.01	$8.15	$8.27	$8.34	$8.38
Income from investment operations:
Net investment income	0.34	0.34	0.34	0.33	0.33
Net realized and unrealized loss on investments	(0.12)	(0.11)	(0.11)	(0.07)	(0.05)
Total from investment operations	0.22	0.23	0.23	0.26	0.28
Less distributions:
Dividends from net investment income	(0.33)	(0.34)	(0.33)	(0.33)	(0.32)
Distributions from net realized capital gains	(0.04)	(0.03)	(0.02)	‡	—
Total distributions	(0.37)	(0.37)	(0.35)	(0.33)	(0.32)
Net asset value, end of year	$7.86	$8.01	$8.15	$8.27	$8.34
Total Return	2.83%	2.86%	2.90%	3.18%	3.48%
Ratios/Supplemental Data:
Net assets, end of year (in thousands)	$57,796	$62,426	$69,598	$76,118	$83,379
Ratio of expenses to average net assets	0.89%	0.90%	0.91%	0.89%	0.92%
Ratio of net investment income to average net assets	4.27%	4.25%	4.09%	3.98%	3.96%
Portfolio turnover rate	6.81%	—	4.55%	1.97%	2.42%

See footnotes on page 123.

Massachusetts Fund (continued)

	Year ended September 30,
CLASS C	2007	2006	2005	2004	2003
Per Share Data:
Net asset value, beginning of year	$8.01	$8.15	$8.27	$8.34	$8.37
Income from investment operations:
Net investment income	0.27	0.27	0.26	0.26	0.25
Net realized and unrealized loss on investments	(0.11)	(0.12)	(0.10)	(0.08)	(0.03)
Total from investment operations	0.16	0.15	0.16	0.18	0.22
Less distributions:
Dividends from net investment income	(0.26)	(0.26)	(0.26)	(0.25)	(0.25)
Distributions from net realized capital gains	(0.04)	(0.03)	(0.02)	‡	—
Total distributions	(0.30)	(0.29)	(0.28)	(0.25)	(0.25)
Net asset value, end of year	$7.87	$8.01	$8.15	$8.27	$8.34
Total Return	2.03%	1.93%	1.98%	2.25%	2.68%
Ratios/Supplemental Data:
Net assets, end of year (in thousands)	$2,904	$2,450	$2,527	$3,052	$3,284
Ratio of expenses to average net assets	1.79%	1.80%	1.81%	1.79%	1.82%
Ratio of net investment income to average net assets	3.37%	3.35%	3.19%	3.08%	3.06%
Portfolio turnover rate	6.81%	—	4.55%	1.97%	2.42%

	Year ended September 30,
CLASS D	2007	2006	2005	2004	2003
Per Share Data:
Net asset value, beginning of year	$8.01	$8.15	$8.27	$8.34	$8.37
Income from investment operations:
Net investment income	0.27	0.27	0.26	0.26	0.25
Net realized and unrealized loss on investments	(0.12)	(0.12)	(0.10)	(0.08)	(0.03)
Total from investment operations	0.15	0.15	0.16	0.18	0.22
Less distributions:
Dividends from net investment income	(0.26)	(0.26)	(0.26)	(0.25)	(0.25)
Distributions from net realized capital gains	(0.04)	(0.03)	(0.02)	‡	—
Total distributions	(0.30)	(0.29)	(0.28)	(0.25)	(0.25)
Net asset value, end of year	$7.86	$8.01	$8.15	$8.27	$8.34
Total Return	1.91%	1.93%	1.98%	2.25%	2.68%
Ratios/Supplemental Data:
Net assets, end of year (in thousands)	$224	$518	$607	$785	$1,293
Ratio of expenses to average net assets	1.79%	1.80%	1.81%	1.79%	1.82%
Ratio of net investment income to average net assets	3.37%	3.35%	3.19%	3.08%	3.06%
Portfolio turnover rate	6.81%	—	4.55%	1.97%	2.42%

See footnotes on page 123.

Michigan Fund

	Year ended September 30,
CLASS A	2007	2006	2005	2004	2003
Per Share Data:
Net asset value, beginning of year	$8.33	$8.44	$8.57	$8.64	$8.64
Income from investment operations:
Net investment income	0.33	0.34	0.35	0.35	0.32
Net realized and unrealized gain (loss) on investments	(0.13)	(0.08)	(0.14)	(0.06)	0.04
Total from investment operations	0.20	0.26	0.21	0.29	0.36
Less distributions:
Dividends from net investment income	(0.32)	(0.34)	(0.34)	(0.34)	(0.32)
Distributions from net realized capital gains	(0.06)	(0.03)	**	(0.02)	(0.04)
Total distributions	(0.38)	(0.37)	(0.34)	(0.36)	(0.36)
Net asset value, end of year	$8.15	$8.33	$8.44	$8.57	$8.64
Total Return	2.47%	3.12%	2.56%	3.51%	4.24%
Ratios/Supplemental Data:
Net assets, end of year (in thousands)	$78,824	$89,978	$100,016	$108,791	$116,487
Ratio of expenses to average net assets	0.87%	0.88%	0.90%	0.87%	0.91%
Ratio of net investment income to average net assets	4.02%	4.12%	4.11%	4.08%	3.79%
Portfolio turnover rate	11.33%	10.63%	8.64%	—	6.10%

	Year ended September 30,
CLASS C	2007	2006	2005	2004	2003
Per Share Data:
Net asset value, beginning of year	$8.32	$8.43	$8.56	$8.63	$8.63
Income from investment operations:
Net investment income	0.26	0.27	0.27	0.27	0.25
Net realized and unrealized gain (loss) on investments	(0.13)	(0.09)	(0.13)	(0.05)	0.03
Total from investment operations	0.13	0.18	0.14	0.22	0.28
Less distributions:
Dividends from net investment income	(0.25)	(0.26)	(0.27)	(0.27)	(0.24)
Distributions from net realized capital gains	(0.06)	(0.03)	**	(0.02)	(0.04)
Total distributions	(0.31)	(0.29)	(0.27)	(0.29)	(0.28)
Net asset value, end of year	$8.14	$8.32	$8.43	$8.56	$8.63
Total Return	1.55%	2.20%	1.64%	2.59%	3.32%
Ratios/Supplemental Data:
Net assets, end of year (in thousands)	$923	$958	$918	$851	$728
Ratio of expenses to average net assets	1.77%	1.78%	1.80%	1.77%	1.81%
Ratio of net investment income to average net assets	3.12%	3.22%	3.21%	3.18%	2.89%
Portfolio turnover rate	11.33%	10.63%	8.64%	—	6.10%

See footnotes on page 123.

Michigan Fund (continued)

	Year ended September 30,
CLASS D	2007	2006	2005	2004	2003
Per Share Data:
Net asset value, beginning of year	$8.32	$8.43	$8.56	$8.63	$8.63
Income from investment operations:
Net investment income	0.26	0.27	0.27	0.27	0.25
Net realized and unrealized gain (loss) on investments	(0.13)	(0.09)	(0.13)	(0.05)	0.03
Total from investment operations	0.13	0.18	0.14	0.22	0.28
Less distributions:
Dividends from net investment income	(0.25)	(0.26)	(0.27)	(0.27)	(0.24)
Distributions from net realized capital gains	(0.06)	(0.03)	**	(0.02)	(0.04)
Total distributions	(0.31)	(0.29)	(0.27)	(0.29)	(0.28)
Net asset value, end of year	$8.14	$8.32	$8.43	$8.56	$8.63
Total Return	1.55%	2.20%	1.64%	2.59%	3.32%
Ratios/Supplemental Data:
Net assets, end of year (in thousands)	$1,753	$2,061	$2,101	$2,583	$2,093
Ratio of expenses to average net assets	1.77%	1.78%	1.80%	1.77%	1.81%
Ratio of net investment income to average net assets	3.12%	3.22%	3.21%	3.18%	2.89%
Portfolio turnover rate	11.33%	10.63%	8.64%	—	6.10%

Minnesota Fund

	Year ended September 30,
CLASS A	2007	2006	2005	2004	2003
Per Share Data:
Net asset value, beginning of year	$7.67	$7.75	$7.83	$7.87	$7.92
Income from investment operations:
Net investment income	0.30	0.31	0.31	0.31	0.29
Net realized and unrealized loss on investments	(0.11)	(0.08)	(0.09)	(0.05)	(0.06)
Total from investment operations	0.19	0.23	0.22	0.26	0.23
Less distributions:
Dividends from net investment income	(0.30)	(0.30)	(0.30)	(0.30)	(0.28)
Distributions from net realized capital gains	(0.01)	(0.01)	—	—	—
Total distributions	(0.31)	(0.31)	(0.30)	(0.30)	(0.28)
Net asset value, end of year	$7.55	$7.67	$7.75	$7.83	$7.87
Total Return	2.52%	3.04%	2.90%	3.41%	3.02%
Ratios/Supplemental Data:
Net assets, end of year (in thousands)	$70,804	$78,066	$84,659	$91,022	$96,175
Ratio of expenses to average net assets	0.88%	0.89%	0.92%	0.88%	0.93%
Ratio of net investment income to average net assets	4.01%	4.04%	3.96%	3.95%	3.69%
Portfolio turnover rate	4.48%	10.60%	8.09%	1.85%	9.37%

See footnotes on page 123.

Minnesota Fund (continued)

	Year ended September 30,
CLASS C	2007	2006	2005	2004	2003
Per Share Data:
Net asset value, beginning of year	$7.68	$7.75	$7.83	$7.87	$7.93
Income from investment operations:
Net investment income	0.24	0.24	0.24	0.24	0.22
Net realized and unrealized loss on investments	(0.12)	(0.07)	(0.09)	(0.05)	(0.07)
Total from investment operations	0.12	0.17	0.15	0.19	0.15
Less distributions:
Dividends from net investment income	(0.23)	(0.23)	(0.23)	(0.23)	(0.21)
Distributions from net realized capital gains	(0.01)	(0.01)	—	—	—
Total distributions	(0.24)	(0.24)	(0.23)	(0.23)	(0.21)
Net asset value, end of year	$7.56	$7.68	$7.75	$7.83	$7.87
Total Return	1.59%	2.16%	1.95%	2.49%	1.97%
Ratios/Supplemental Data:
Net assets, end of year (in thousands)	$136	$249	$287	$390	$555
Ratio of expenses to average net assets	1.78%	1.79%	1.82%	1.78%	1.83%
Ratio of net investment income to average net assets	3.11%	3.14%	3.06%	3.05%	2.79%
Portfolio turnover rate	4.48%	10.60%	8.09%	1.85%	9.37%

	Year ended September 30,
CLASS D	2007	2006	2005	2004	2003
Per Share Data:
Net asset value, beginning of year	$7.68	$7.75	$7.83	$7.87	$7.93
Income from investment operations:
Net investment income	0.24	0.24	0.24	0.24	0.22
Net realized and unrealized loss on investments	(0.12)	(0.07)	(0.09)	(0.05)	(0.07)
Total from investment operations	0.12	0.17	0.15	0.19	0.15
Less distributions:
Dividends from net investment income	(0.23)	(0.23)	(0.23)	(0.23)	(0.21)
Distributions from net realized capital gains	(0.01)	(0.01)	—	—	—
Total distributions	(0.24)	(0.24)	(0.23)	(0.23)	(0.21)
Net asset value, end of year	$7.56	$7.68	$7.75	$7.83	$7.87
Total Return	1.59%	2.16%	1.95%	2.49%	1.97%
Ratios/Supplemental Data:
Net assets, end of year (in thousands)	$328	$637	$762	$1,315	$1,370
Ratio of expenses to average net assets	1.78%	1.79%	1.82%	1.78%	1.83%
Ratio of net investment income to average net assets	3.11%	3.14%	3.06%	3.05%	2.79%
Portfolio turnover rate	4.48%	10.60%	8.09%	1.85%	9.37%

See footnotes on page 123.

Missouri Fund

	Year ended September 30,
CLASS A	2007	2006	2005	2004	2003
Per Share Data:
Net asset value, beginning of year	$7.78	$7.84	$7.89	$7.94	$8.02
Income from investment operations:
Net investment income	0.29	0.31	0.31	0.30	0.30
Net realized and unrealized loss on investments	(0.13)	(0.04)	(0.04)	(0.04)	(0.06)
Total from investment operations	0.16	0.27	0.27	0.26	0.24
Less distributions:
Dividends from net investment income	(0.28)	(0.31)	(0.31)	(0.30)	(0.30)
Distributions from net realized capital gains	(0.05)	(0.02)	(0.01)	(0.01)	(0.02)
Total distributions	(0.33)	(0.33)	(0.32)	(0.31)	(0.32)
Net asset value, end of year	$7.61	$7.78	$7.84	$7.89	$7.94
Total Return	2.20%	3.51%	3.39%	3.38%	2.98%
Ratios/Supplemental Data:
Net assets, end of year (in thousands)	$26,279	$29,097	$31,347	$33,899	$36,409
Ratio of expenses to average net assets	0.94%	0.95%	0.97%	0.94%	0.97%
Ratio of net investment income to average net assets	3.83%	4.03%	3.95%	3.83%	3.79%
Portfolio turnover rate	20.86%	15.02%	—	3.99%	2.95%

	Year ended September 30,
CLASS C	2007	2006	2005	2004	2003
Per Share Data:
Net asset value, beginning of year	$7.77	$7.84	$7.89	$7.95	$8.02
Income from investment operations:
Net investment income	0.22	0.24	0.24	0.23	0.23
Net realized and unrealized loss on investments	(0.12)	(0.05)	(0.04)	(0.05)	(0.05)
Total from investment operations	0.10	0.19	0.20	0.18	0.18
Less distributions:
Dividends from net investment income	(0.21)	(0.24)	(0.24)	(0.23)	(0.23)
Distributions from net realized capital gains	(0.05)	(0.02)	(0.01)	(0.01)	(0.02)
Total distributions	(0.26)	(0.26)	(0.25)	(0.24)	(0.25)
Net asset value, end of year	$7.61	$7.77	$7.84	$7.89	$7.95
Total Return	1.28%	2.58%	2.46%	2.33%	2.18%
Ratios/Supplemental Data:
Net assets, end of year (in thousands)	$43	$44	$141	$139	$88
Ratio of expenses to average net assets	1.84%	1.85%	1.87%	1.84%	1.87%
Ratio of net investment income to average net assets	2.93%	3.13%	3.05%	2.93%	2.90%
Portfolio turnover rate	20.86%	15.02%	—	3.99%	2.95%

See footnotes on page 123.

Missouri Fund (continued)

	Year ended September 30,
CLASS D	2007	2006	2005	2004	2003
Per Share Data:
Net asset value, beginning of year	$7.78	$7.84	$7.89	$7.95	$8.02
Income from investment operations:
Net investment income	0.22	0.24	0.24	0.23	0.23
Net realized and unrealized loss on investments	(0.12)	(0.04)	(0.04)	(0.05)	(0.05)
Total from investment operations	0.10	0.20	0.20	0.18	0.18
Less distributions:
Dividends from net investment income	(0.21)	(0.24)	(0.24)	(0.23)	(0.23)
Distributions from net realized capital gains	(0.05)	(0.02)	(0.01)	(0.01)	(0.02)
Total distributions	(0.26)	(0.26)	(0.25)	(0.24)	(0.25)
Net asset value, end of year	$7.62	$7.78	$7.84	$7.89	$7.95
Total Return	1.42%	2.58%	2.46%	2.33%	2.18%
Ratios/Supplemental Data:
Net assets, end of year (in thousands)	$281	$309	$362	$345	$511
Ratio of expenses to average net assets	1.84%	1.85%	1.87%	1.84%	1.86%
Ratio of net investment income to average net assets	2.93%	3.13%	3.05%	2.93%	2.90%
Portfolio turnover rate	20.86%	15.02%	—	3.99%	2.95%

New Jersey Fund

	Year ended September 30,
CLASS A	2007	2006	2005	2004	2003
Per Share Data:
Net asset value, beginning of year	$7.37	$7.49	$7.54	$7.60	$7.65
Income from investment operations:
Net investment income	0.29	0.30	0.30	0.29	0.29
Net realized and unrealized loss on investments	(0.07)	(0.08)	(0.04)	(0.05)	(0.04)
Total from investment operations	0.22	0.22	0.26	0.24	0.25
Less distributions:
Dividends from net investment income	(0.29)	(0.30)	(0.30)	(0.29)	(0.29)
Distributions from net realized capital gains	(0.02)	(0.04)	(0.01)	(0.01)	(0.01)
Total distributions	(0.31)	(0.34)	(0.31)	(0.30)	(0.30)
Net asset value, end of year	$7.28	$7.37	$7.49	$7.54	$7.60
Total Return	3.04%	2.99%	3.40%	3.28%	3.34%
Ratios/Supplemental Data:
Net assets, end of year (in thousands)	$30,619	$32,449	$35,209	$43,324	$46,610
Ratio of expenses to average net assets	1.17%	1.15%	1.20%	1.13%	1.13%
Ratio of net investment income to average net assets	4.00%	4.03%	3.95%	3.91%	3.82%
Portfolio turnover rate	21.67%	4.39%	2.53%	—	4.39%

See footnotes on page 123.

New Jersey Fund (continued)

	Year ended September 30,
CLASS C	2007	2006	2005	2004	2003
Per Share Data:
Net asset value, beginning of year	$7.47	$7.59	$7.64	$7.69	$7.74
Income from investment operations:
Net investment income	0.24	0.24	0.24	0.24	0.23
Net realized and unrealized loss on investments	(0.08)	(0.08)	(0.04)	(0.04)	(0.04)
Total from investment operations	0.16	0.16	0.20	0.20	0.19
Less distributions:
Dividends from net investment income	(0.23)	(0.24)	(0.24)	(0.24)	(0.23)
Distributions from net realized capital gains	(0.02)	(0.04)	(0.01)	(0.01)	(0.01)
Total distributions	(0.25)	(0.28)	(0.25)	(0.25)	(0.24)
Net asset value, end of year	$7.38	$7.47	$7.59	$7.64	$7.69
Total Return	2.22%	2.17%	2.57%	2.58%	2.52%
Ratios/Supplemental Data:
Net assets, end of year (in thousands)	$2,435	$3,289	$3,453	$3,659	$5,271
Ratio of expenses to average net assets	1.92%	1.91%	1.96%	1.90%	1.90%
Ratio of net investment income to average net assets	3.25%	3.28%	3.19%	3.14%	3.05%
Portfolio turnover rate	21.67%	4.39%	2.53%	—	4.39%

	Year ended September 30,
CLASS D	2007	2006	2005	2004	2003
Per Share Data:
Net asset value, beginning of year	$7.47	$7.59	$7.64	$7.69	$7.74
Income from investment operations:
Net investment income	0.24	0.24	0.24	0.24	0.23
Net realized and unrealized loss on investments	(0.08)	(0.08)	(0.04)	(0.04)	(0.04)
Total from investment operations	0.16	0.16	0.20	0.20	0.19
Less distributions:
Dividends from net investment income	(0.23)	(0.24)	(0.24)	(0.24)	(0.23)
Distributions from net realized capital gains	(0.02)	(0.04)	(0.01)	(0.01)	(0.01)
Total distributions	(0.25)	(0.28)	(0.25)	(0.25)	(0.24)
Net asset value, end of year	$7.38	$7.47	$7.59	$7.64	$7.69
Total Return	2.22%	2.17%	2.57%	2.58%	2.52%
Ratios/Supplemental Data:
Net assets, end of year (in thousands)	$836	$864	$920	$1,002	$1,299
Ratio of expenses to average net assets	1.92%	1.91%	1.96%	1.90%	1.90%
Ratio of net investment income to average net assets	3.25%	3.28%	3.19%	3.14%	3.05%
Portfolio turnover rate	21.67%	4.39%	2.53%	—	4.39%

See footnotes on page 123.

New York Fund

	Year Ended September 30,
CLASS A	2007	2006	2005	2004	2003
Per Share Data:
Net asset value, beginning of year	$8.19	$8.26	$8.27	$8.34	$8.43
Income from investment operations:
Net investment income	0.34	0.35	0.33	0.35	0.34
Net realized and unrealized loss on investments	(0.12)	(0.06)	(0.01)	(0.06)	(0.07)
Total from investment operations	0.22	0.29	0.32	0.29	0.27
Less distributions:
Dividends from net investment income	(0.34)	(0.34)	(0.33)	(0.34)	(0.34)
Distributions from net realized capital gains	ø	(0.02)	øø	(0.02)	(0.02)
Total distributions	(0.34)	(0.36)	(0.33)	(0.36)	(0.36)
Net asset value, end of year	$8.07	$8.19	$8.26	$8.27	$8.34
Total Return	2.76%	3.61%	3.96%	3.60%	3.24%
Ratios/Supplemental Data:
Net assets, end of year (in thousands)	$60,746	$63,794	$69,563	$71,698	$80,452
Ratio of expenses to average net assets	0.85%	0.88%	0.90%	0.88%	0.91%
Ratio of net income to average net assets	4.22%	4.25%	4.03%	4.18%	4.11%
Portfolio turnover rate	16.19%	—	10.47%	—	6.35%

	Year Ended September 30,
CLASS C	2007	2006	2005	2004	2003
Per Share Data:
Net asset value, beginning of year	$8.20	$8.27	$8.29	$8.35	$8.44
Income from investment operations:
Net investment income	0.27	0.27	0.26	0.27	0.27
Net realized and unrealized loss on investments	(0.13)	(0.05)	(0.02)	(0.04)	(0.07)
Total from investment operations	0.14	0.22	0.24	0.23	0.20
Less distributions:
Dividends from net investment income	(0.26)	(0.27)	(0.26)	(0.27)	(0.27)
Distributions from net realized capital gains	ø	(0.02)	øø	(0.02)	(0.02)
Total distributions	(0.26)	(0.29)	(0.26)	(0.29)	(0.29)
Net asset value, end of year	$8.08	$8.20	$8.27	$8.29	$8.35
Total Return	1.83%	2.68%	2.91%	2.79%	2.32%
Ratios/Supplemental Data:
Net assets, end of year (in thousands)	$4,110	$4,905	$4,994	$5,732	$7,295
Ratio of expenses to average net assets	1.75%	1.78%	1.80%	1.78%	1.81%
Ratio of net investment income to average net assets	3.32%	3.35%	3.13%	3.28%	3.21%
Portfolio turnover rate	16.19%	—	10.47%	—	6.35%

See footnotes on page 123.

New York Fund (continued)

	Year Ended September 30,
CLASS D	2007	2006	2005	2004	2003
Per Share Data:
Net asset value, beginning of year	$8.20	$8.27	$8.29	$8.35	$8.44
Income from investment operations:
Net investment income	0.27	0.27	0.26	0.27	0.27
Net realized and unrealized loss on investments	(0.13)	(0.05)	(0.02)	(0.04)	(0.07)
Total from investment operations	0.14	0.22	0.24	0.23	0.20
Less distributions:
Dividends from net investment income	(0.26)	(0.27)	(0.26)	(0.27)	(0.27)
Distributions from net realized capital gains	ø	(0.02)	øø	(0.02)	(0.02)
Total distributions	(0.26)	(0.29)	(0.26)	(0.29)	(0.29)
Net asset value, end of year	$8.08	$8.20	$8.27	$8.29	$8.35
Total Return	1.83%	2.68%	2.91%	2.79%	2.32%
Ratios/Supplemental Data:
Net assets, end of year (in thousands)	$1,987	$2,139	$2,442	$2,437	$2,653
Ratio of expenses to average net assets	1.75%	1.78%	1.80%	1.78%	1.81%
Ratio of net investment income to average net assets	3.32%	3.35%	3.13%	3.28%	3.21%
Portfolio turnover rate	16.19%	—	10.47%	—	6.35%

North Carolina Fund

	Year ended September 30,
CLASS A	2007	2006	2005	2004	2003
Per Share Data:
Net asset value, beginning of year	$7.86	$7.94	$8.05	$8.14	$8.19
Income from investment operations:
Net investment income	0.27	0.27	0.29	0.29	0.29
Net realized and unrealized loss on investments	(0.12)	(0.02)	(0.10)	(0.07)	(0.01)
Total from investment operations	0.15	0.25	0.19	0.22	0.28
Less distributions:
Dividends from net investment income	(0.26)	(0.27)	(0.28)	(0.28)	(0.29)
Distributions from net realized capital gains	(0.07)	(0.06)	(0.02)	(0.03)	(0.04)
Total distributions	(0.33)	(0.33)	(0.30)	(0.31)	(0.33)
Net asset value, end of year	$7.68	$7.86	$7.94	$8.05	$8.14
Total Return	1.95%	3.14%	2.45%	2.82%	3.51%
Ratios/Supplemental Data:
Net assets, end of year (in thousands)	$12,799	$15,471	$16,781	$19,856	$22,778
Ratio of expenses to average net assets	1.29%	1.28%	1.24%	1.19%	1.19%
Ratio of net investment income to average net assets	3.46%	3.51%	3.60%	3.55%	3.65%
Portfolio turnover rate	5.17%	29.32%	—	7.93%	10.00%

See footnotes on page 123.

North Carolina Fund (continued)

	Year ended September 30,
CLASS C	2007	2006	2005	2004	2003
Per Share Data:
Net asset value, beginning of year	$7.86	$7.94	$8.04	$8.13	$8.18
Income from investment operations:
Net investment income	0.21	0.22	0.23	0.22	0.23
Net realized and unrealized loss on investments	(0.13)	(0.03)	(0.09)	(0.06)	(0.01)
Total from investment operations	0.08	0.19	0.14	0.16	0.22
Less distributions:
Dividends from net investment income	(0.20)	(0.21)	(0.22)	(0.22)	(0.23)
Distributions from net realized capital gains	(0.07)	(0.06)	(0.02)	(0.03)	(0.04)
Total distributions	(0.27)	(0.27)	(0.24)	(0.25)	(0.27)
Net asset value, end of year	$7.67	$7.86	$7.94	$8.04	$8.13
Total Return	1.06%	2.37%	1.82%	2.06%	2.74%
Ratios/Supplemental Data:
Net assets, end of year (in thousands)	$471	$1,142	$1,414	$3,012	$2,778
Ratio of expenses to average net assets	2.04%	2.03%	1.99%	1.94%	1.94%
Ratio of net investment income to average net assets	2.71%	2.76%	2.85%	2.80%	2.90%
Portfolio turnover rate	5.17%	29.32%	—	7.93%	10.00%

	Year ended September 30,
CLASS D	2007	2006	2005	2004	2003
Per Share Data:
Net asset value, beginning of year	$7.85	$7.93	$8.04	$8.13	$8.18
Income from investment operations:
Net investment income	0.21	0.22	0.23	0.22	0.23
Net realized and unrealized loss on investments	(0.13)	(0.03)	(0.10)	(0.06)	(0.01)
Total from investment operations	0.08	0.19	0.13	0.16	0.22
Less distributions:
Dividends from net investment income	(0.20)	(0.21)	(0.22)	(0.22)	(0.23)
Distributions from net realized capital gains	(0.07)	(0.06)	(0.02)	(0.03)	(0.04)
Total distributions	(0.27)	(0.27)	(0.24)	(0.25)	(0.27)
Net asset value, end of year	$7.66	$7.85	$7.93	$8.04	$8.13
Total Return	1.06%	2.37%	1.69%	2.06%	2.74%
Ratios/Supplemental Data:
Net assets, end of year (in thousands)	$487	$517	$532	$706	$824
Ratio of expenses to average net assets	2.04%	2.03%	1.99%	1.94%	1.94%
Ratio of net investment income to average net assets	2.71%	2.76%	2.85%	2.80%	2.90%
Portfolio turnover rate	5.17%	29.32%	—	7.93%	10.00%

See footnotes on page 123.

Ohio Fund

	Year ended September 30,
CLASS A	2007	2006	2005	2004	2003
Per Share Data:
Net asset value, beginning of year	$7.90	$8.01	$8.10	$8.14	$8.26
Income from investment operations:
Net investment income	0.31	0.31	0.32	0.31	0.32
Net realized and unrealized loss on investments	(0.09)	(0.09)	(0.07)	(0.02)	(0.11)
Total from investment operations	0.22	0.22	0.25	0.29	0.21
Less distributions:
Dividends from net investment income	(0.30)	(0.31)	(0.31)	(0.31)	(0.32)
Distributions from net realized capital gains	—	(0.02)	(0.03)	(0.02)	(0.01)
Total distributions	(0.30)	(0.33)	(0.34)	(0.33)	(0.33)
Net asset value, end of year	$7.82	$7.90	$8.01	$8.10	$8.14
Total Return	2.84%	2.78%	3.09%	3.69%	2.63%
Ratios/Supplemental Data:
Net assets, end of year (in thousands)	$94,031	$100,686	$107,587	$114,544	$122,692
Ratio of expenses to average net assets	0.86%	0.87%	0.89%	0.87%	0.91%
Ratio of net investment income to average net assets	3.95%	3.94%	3.92%	3.88%	3.97%
Portfolio turnover rate	8.54%	7.15%	4.57%	—	6.79%

	Year ended September 30,
CLASS C	2007	2006	2005	2004	2003
Per Share Data:
Net asset value, beginning of year	$7.95	$8.06	$8.15	$8.18	$8.31
Income from investment operations:
Net investment income	0.24	0.24	0.24	0.24	0.25
Net realized and unrealized loss on investments	(0.09)	(0.09)	(0.06)	(0.01)	(0.12)
Total from investment operations	0.15	0.15	0.18	0.23	0.13
Less distributions:
Dividends from net investment income	(0.23)	(0.24)	(0.24)	(0.24)	(0.25)
Distributions from net realized capital gains	—	(0.02)	(0.03)	(0.02)	(0.01)
Total distributions	(0.23)	(0.26)	(0.27)	(0.26)	(0.26)
Net asset value, end of year	$7.87	$7.95	$8.06	$8.15	$8.18
Total Return	1.90%	1.84%	2.15%	2.87%	1.58%
Ratios/Supplemental Data:
Net assets, end of year (in thousands)	$670	$844	$922	$1,005	$1,339
Ratio of expenses to average net assets	1.76%	1.77%	1.79%	1.77%	1.81%
Ratio of net investment income to average net assets	3.05%	3.04%	3.02%	2.98%	3.07%
Portfolio turnover rate	8.54%	7.15%	4.57%	—	6.79%

See footnotes on page 123.

Ohio Fund (continued)

	Year ended September 30,
CLASS D	2007	2006	2005	2004	2003
Per Share Data:
Net asset value, beginning of year	$7.95	$8.06	$8.15	$8.18	$8.31
Income from investment operations:
Net investment income	0.24	0.24	0.24	0.24	0.25
Net realized and unrealized loss on investments	(0.09)	(0.09)	(0.06)	(0.01)	(0.12)
Total from investment operations	0.15	0.15	0.18	0.23	0.13
Less distributions:
Dividends from net investment income	(0.23)	(0.24)	(0.24)	(0.24)	(0.25)
Distributions from net realized capital gains	—	(0.02)	(0.03)	(0.02)	(0.01)
Total distributions	(0.23)	(0.26)	(0.27)	(0.26)	(0.26)
Net asset value, end of year	$7.87	$7.95	$8.06	$8.15	$8.18
Total Return	1.90%	1.84%	2.15%	2.87%	1.58%
Ratios/Supplemental Data:
Net assets, end of year (in thousands)	$615	$757	$773	$1,012	$1,440
Ratio of expenses to average net assets	1.76%	1.77%	1.79%	1.77%	1.81%
Ratio of net investment income to average net assets	3.05%	3.04%	3.02%	2.98%	3.07%
Portfolio turnover rate	8.54%	7.15%	4.57%	—	6.79%

Oregon Fund

	Year ended September 30,
CLASS A	2007	2006	2005	2004	2003
Per Share Data:
Net asset value, beginning of year	$7.83	$7.87	$7.91	$7.94	$8.03
Income from investment operations:
Net investment income	0.31	0.32	0.31	0.32	0.31
Net realized and unrealized loss on investments	(0.10)	(0.04)	(0.03)	(0.03)	(0.07)
Total from investment operations	0.21	0.28	0.28	0.29	0.24
Less distributions:
Dividends from net investment income	(0.30)	(0.31)	(0.31)	(0.31)	(0.30)
Distributions from net realized capital gains	(0.06)	(0.01)	(0.01)	(0.01)	(0.03)
Total distributions	(0.36)	(0.32)	(0.32)	(0.32)	(0.33)
Net asset value, end of year	$7.68	$7.83	$7.87	$7.91	$7.94
Total Return	2.79%	3.75%	3.53%	3.73%	3.10%
Ratios/Supplemental Data:
Net assets, end of year (in thousands)	$46,168	$49,862	$53,109	$56,182	$56,365
Ratio of expenses to average net assets	0.90%	0.92%	0.92%	0.91%	0.95%
Ratio of net investment income to average net assets	4.00%	4.10%	3.97%	4.00%	3.87%
Portfolio turnover rate	3.27%	16.84%	4.88%	1.92%	3.56%

See footnotes on page 123.

Oregon Fund (continued)

	Year ended September 30,
CLASS C	2007	2006	2005	2004	2003
Per Share Data:
Net asset value, beginning of year	$7.82	$7.86	$7.90	$7.93	$8.03
Income from investment operations:
Net investment income	0.24	0.25	0.24	0.24	0.24
Net realized and unrealized loss on investments	(0.10)	(0.04)	(0.03)	(0.02)	(0.08)
Total from investment operations	0.14	0.21	0.21	0.22	0.16
Less distributions:
Dividends from net investment income	(0.23)	(0.24)	(0.24)	(0.24)	(0.23)
Distributions from net realized capital gains	(0.06)	(0.01)	(0.01)	(0.01)	(0.03)
Total distributions	(0.29)	(0.25)	(0.25)	(0.25)	(0.26)
Net asset value, end of year	$7.67	$7.82	$7.86	$7.90	$7.93
Total Return	1.87%	2.82%	2.60%	2.81%	2.05%
Ratios/Supplemental Data:
Net assets, end of year (in thousands)	$1,298	$1,314	$1,282	$1,641	$1,767
Ratio of expenses to average net assets	1.80%	1.82%	1.82%	1.81%	1.85%
Ratio of net investment income to average net assets	3.10%	3.20%	3.07%	3.10%	2.97%
Portfolio turnover rate	3.27%	16.84%	4.88%	1.92%	3.56%

	Year ended September 30,
CLASS D	2007	2006	2005	2004	2003
Per Share Data:
Net asset value, beginning of year	$7.82	$7.86	$7.90	$7.93	$8.03
Income from investment operations:
Net investment income	0.24	0.25	0.24	0.24	0.24
Net realized and unrealized loss on investments	(0.10)	(0.04)	(0.03)	(0.02)	(0.08)
Total from investment operations	0.14	0.21	0.21	0.22	0.16
Less distributions:
Dividends from net investment income	(0.23)	(0.24)	(0.24)	(0.24)	(0.23)
Distributions from net realized capital gains	(0.06)	(0.01)	(0.01)	(0.01)	(0.03)
Total distributions	(0.29)	(0.25)	(0.25)	(0.25)	(0.26)
Net asset value, end of year	$7.67	$7.82	$7.86	$7.90	$7.93
Total Return	1.87%	2.82%	2.60%	2.81%	2.05%
Ratios/Supplemental Data:
Net assets, end of year (in thousands)	$1,088	$1,265	$1,442	$1,517	$1,848
Ratio of expenses to average net assets	1.80%	1.82%	1.82%	1.81%	1.85%
Ratio of net investment income to average net assets	3.10%	3.20%	3.07%	3.10%	2.97%
Portfolio turnover rate	3.27%	16.84%	4.88%	1.92%	3.56%

See footnotes on page 123.

Pennsylvania Fund

	Year ended September 30,
CLASS A	2007	2006	2005	2004	2003
Per Share Data:
Net asset value, beginning of year	$7.84	$7.93	$8.03	$8.09	$8.26
Income from investment operations:
Net investment income	0.27	0.27	0.28	0.27	0.27
Net realized and unrealized loss on investments	(0.14)	(0.04)	(0.10)	(0.05)	(0.08)
Total from investment operations	0.13	0.23	0.18	0.22	0.19
Less distributions:
Dividends from net investment income	(0.25)	(0.26)	(0.27)	(0.27)	(0.27)
Distributions from net realized capital gains	—	(0.06)	(0.01)	(0.01)	(0.09)
Total distributions	(0.25)	(0.32)	(0.28)	(0.28)	(0.36)
Net asset value, end of year	$7.72	$7.84	$7.93	$8.03	$8.09
Total Return	1.69%	3.02%	2.34%	2.72%	2.37%
Ratios/Supplemental Data:
Net assets, end of year (in thousands)	$14,428	$16,906	$18,548	$19,721	$22,354
Ratio of expenses to average net assets	1.35%	1.43%	1.48%	1.36%	1.30%
Ratio of net investment income to average net assets	3.50%	3.45%	3.54%	3.32%	3.38%
Portfolio turnover rate	—	2.98%	18.95%	5.34%	8.30%

	Year ended September 30,
CLASS C	2007	2006	2005	2004	2003
Per Share Data:
Net asset value, beginning of year	$7.82	$7.91	$8.01	$8.07	$8.24
Income from investment operations:
Net investment income	0.21	0.21	0.22	0.21	0.21
Net realized and unrealized loss on investments	(0.14)	(0.04)	(0.10)	(0.05)	(0.08)
Total from investment operations	0.07	0.17	0.12	0.16	0.13
Less distributions:
Dividends from net investment income	(0.19)	(0.20)	(0.21)	(0.21)	(0.21)
Distributions from net realized capital gains	—	(0.06)	(0.01)	(0.01)	(0.09)
Total distributions	(0.19)	(0.26)	(0.22)	(0.22)	(0.30)
Net asset value, end of year	$7.70	$7.82	$7.91	$8.01	$8.07
Total Return	0.94%	2.26%	1.58%	1.96%	1.60%
Ratios/Supplemental Data:
Net assets, end of year (in thousands)	$557	$785	$913	$1,100	$1,133
Ratio of expenses to average net assets	2.11%	2.18%	2.23%	2.11%	2.05%
Ratio of net investment income to average net assets	2.74%	2.70%	2.79%	2.57%	2.63%
Portfolio turnover rate	—	2.98%	18.95%	5.34%	8.30%

See footnotes on page 123.

Pennsylvania Fund (continued)

	Year ended September 30,
CLASS D	2007	2006	2005	2004	2003
Per Share Data:
Net asset value, beginning of year	$7.82	$7.91	$8.01	$8.07	$8.24
Income from investment operations:
Net investment income	0.21	0.21	0.22	0.21	0.21
Net realized and unrealized loss on investments	(0.14)	(0.04)	(0.10)	(0.05)	(0.08)
Total from investment operations	0.07	0.17	0.12	0.16	0.13
Less distributions:
Dividends from net investment income	(0.19)	(0.20)	(0.21)	(0.21)	(0.21)
Distributions from net realized capital gains	—	(0.06)	(0.01)	(0.01)	(0.09)
Total distributions	(0.19)	(0.26)	(0.22)	(0.22)	(0.30)
Net asset value, end of year	$7.70	$7.82	$7.91	$8.01	$8.07
Total Return	0.94%	2.26%	1.58%	1.96%	1.60%
Ratios/Supplemental Data:
Net assets, end of year (in thousands)	$430	$460	$490	$556	$624
Ratio of expenses to average net assets	2.11%	2.18%	2.23%	2.11%	2.05%
Ratio of net investment income to average net assets	2.74%	2.70%	2.79%	2.57%	2.63%
Portfolio turnover rate	—	2.98%	18.95%	5.34%	8.30%

South Carolina Fund

	Year ended September 30,
CLASS A	2007	2006	2005	2004	2003
Per Share Data:
Net asset value, beginning of year	$8.16	$8.19	$8.18	$8.23	$8.25
Income from investment operations:
Net investment income	0.32	0.32	0.32	0.31	0.31
Net realized and unrealized gain (loss) on investments	(0.10)	(0.03)	0.03	0.05	—
Total from investment operations	0.22	0.29	0.35	0.36	0.31
Less distributions:
Dividends from net investment income	(0.32)	(0.32)	(0.32)	(0.30)	(0.31)
Distributions from net realized capital gains	(0.05)	—	(0.02)	(0.11)	(0.02)
Total distributions	(0.37)	(0.32)	(0.34)	(0.41)	(0.33)
Net asset value, end of year	$8.01	$8.16	$8.19	$8.18	$8.23
Total Return	2.70%	3.62%	4.23%	4.51%	3.91%
Ratios/Supplemental Data:
Net assets, end of year (in thousands)	$62,402	$70,937	$75,442	$76,913	$79,463
Ratio of expenses to average net assets	0.87%	0.88%	0.91%	0.91%	0.92%
Ratio of net investment income to average net assets	4.03%	4.00%	3.89%	3.77%	3.83%
Portfolio turnover rate	8.67%	9.93%	—	—	34.81%

See footnotes on page 123.

South Carolina Fund (continued)

	Year ended September 30,
CLASS C	2007	2006	2005	2004	2003
Per Share Data:
Net asset value, beginning of year	$8.15	$8.19	$8.18	$8.23	$8.24
Income from investment operations:
Net investment income	0.25	0.25	0.25	0.23	0.24
Net realized and unrealized gain (loss) on investments	(0.09)	(0.04)	0.02	0.06	0.01
Total from investment operations	0.16	0.21	0.27	0.29	0.25
Less distributions:
Dividends from net investment income	(0.25)	(0.25)	(0.24)	(0.23)	(0.24)
Distributions from net realized capital gains	(0.05)	—	(0.02)	(0.11)	(0.02)
Total distributions	(0.30)	(0.25)	(0.26)	(0.34)	(0.26)
Net asset value, end of year	$8.01	$8.15	$8.19	$8.18	$8.23
Total Return	1.90%	2.57%	3.30%	3.58%	3.11%
Ratios/Supplemental Data:
Net assets, end of year (in thousands)	$3,895	$4,026	$4,939	$5,200	$5,483
Ratio of expenses to average net assets	1.77%	1.78%	1.81%	1.81%	1.82%
Ratio of net investment income to average net assets	3.13%	3.10%	2.99%	2.87%	2.93%
Portfolio turnover rate	8.67%	9.93%	—	—	34.81%

	Year ended September 30,
CLASS D	2007	2006	2005	2004	2003
Per Share Data:
Net asset value, beginning of year	$8.15	$8.19	$8.18	$8.23	$8.24
Income from investment operations:
Net investment income	0.25	0.25	0.25	0.23	0.24
Net realized and unrealized gain (loss) on investments	(0.09)	(0.04)	0.02	0.06	0.01
Total from investment operations	0.16	0.21	0.27	0.29	0.25
Less distributions:
Dividends from net investment income	(0.25)	(0.25)	(0.24)	(0.23)	(0.24)
Distributions from net realized capital gains	(0.05)	—	(0.02)	(0.11)	(0.02)
Total distributions	(0.30)	(0.25)	(0.26)	(0.34)	(0.26)
Net asset value, end of year	$8.01	$8.15	$8.19	$8.18	$8.23
Total Return	1.90%	2.57%	3.30%	3.58%	3.11%
Ratios/Supplemental Data:
Net assets, end of year (in thousands)	$1,868	$2,050	$2,515	$3,035	$3,947
Ratio of expenses to average net assets	1.77%	1.78%	1.81%	1.81%	1.82%
Ratio of net investment income to average net assets	3.13%	3.10%	2.99%	2.87%	2.93%
Portfolio turnover rate	8.67%	9.93%	—	—	34.81%

*	During the periods stated, Seligman voluntarily waived portions of its management fees and/or reimbursed expenses. Absent such reimbursements/waivers, returns would have been lower.
**	Capital gain of $0.001 per share was paid.
‡	Capital gain of $0.004 per share was paid.
ø	Capital gain of $0.003 per share was paid.
øø	Capital gain of $0.002 per share was paid.

How to Contact Us

The Funds

Write	Corporate Communications/Investor Relations Department J. & W. Seligman & Co. Incorporated 100 Park Avenue New York, NY 10017

Phone	Toll-free in the US (800) 221-7844 Outside the US (212) 850-1864

Account Services

Write	Shareholder Service Agent/Seligman Group of Funds Seligman Data Corp.

For investments into an account	P.O. Box 9766 Providence, RI 02940-9766

For non-investment inquiries	P.O. Box 9759 Providence, RI 02940-9759

For matters requiring overnight delivery	101 Sabin St. Pawtucket, RI 02860

Phone	Non-Retirement Accounts Toll-free in the US (800) 221-2450 Outside the US (212) 682-7600

Retirement Plan Services Toll-free (800) 445-1777

24-hour automated telephone access is available by calling (800) 622-4597 on a touchtone telephone.

You will have instant access to price, yield, account balance, most recent transaction, and other information.

SELIGMAN ADVISORS, INC.

an affiliate of

J. & W. SELIGMAN & CO.

INCORPORATED

ESTABLISHED 1864

100 Park Avenue, New York, NY 10017

For More Information

The information below is available, without charge, upon request by calling toll-free (800) 221-2450 in the US or (212) 682-7600 outside the US. You may also call these numbers to request other information about the Funds or to make shareholder inquiries.

The Statements of Additional Information (SAIs) contain additional information about the Funds. They are on file with the Securities and Exchange Commission, or SEC, and is incorporated by reference into (is legally part of) this Prospectus.

Annual/Semi-Annual Reports contain additional information about each Fund’s investments. In the Funds’ Annual Reports, you will find a discussion of the market conditions and investment strategies that significantly affected a Fund’s performance during its last fiscal year. Each Fund’s SAI and most recent Annual/Semi-Annual Reports are also available, free of charge, at www.seligman.com.

Information about the Funds, including the Prospectus and SAIs, can be viewed and copied at the SEC’s Public Reference Room in Washington, DC. For information about the operation of the Public Reference Room, call (202) 551-8090. The SAIs, Prospectus, Annual/Semi-Annual Reports and other information about the Funds are also available on the EDGAR Database on the SEC’s Internet site: www.sec.gov.

Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102.

The website references in this Prospectus are inactive textual references and information contained in or otherwise accessible through these websites does not form a part of this Prospectus.

SEC File Numbers:

Seligman Municipal Fund Series, Inc.:

811-3828

Seligman Municipal Series Trust: 811-4250

Seligman New Jersey Municipal Fund, Inc.: 811-5126

Seligman Pennsylvania Municipal Fund Series: 811-4666